                                             1933 Act Registration No.33-41838
------------------------------------------------------------------------------

                         SECURITIES AND EXCHANGE COMMISSION
                               WASHINGTON, D.C. 20549

                                      FORM S-6

                FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933 OF
              SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED ON FORM


                                        N-8B-2
                           POST-EFFECTIVE AMENDMENT NO. 10


                                SEPARATE ACCOUNT VUL-2

                                         of

                    THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                               (Exact Name of Trust)

THE AMERICAN FRANKLIN LIFE              ROSS D. FRIEND, ESQ.
INSURANCE COMPANY                       Senior Vice President,
(Name of Depositor)                     Assistant Secretary and General Counsel
#1 Franklin Square                      THE AMERICAN FRANKLIN LIFE
Springfield, Illinois 62713             INSURANCE COMPANY
(Address of Depositor's                 #1 Franklin Square
Principal Executive Offices)            Springfield, Illinois 62713
                                        (Name and Address of Agent for Service)

                       Insurance Company's Telephone Number,
                        including Area Code: (800) 528-2011

                                      Copy to:
                               STEPHEN E. ROTH, ESQ.
                          SUTHERLAND, ASBILL & BRENNAN LLP
                           1275 Pennsylvania Avenue, N.W.
                               Washington, D.C. 20004

Title of Securities Being Registered: Units of Interest in Separate Account VUL-2 issued under EquiBuilder II flexible premium variable life policies.


                    -----------------------------------------------------------
                    It is proposed that this filing will become effective (check appropriate box)


                    / /  immediately upon filing pursuant to paragraph (b)
                    /X/  on April 30, 1998 pursuant to paragraph (b)
                    / /  60 days after filing pursuant to paragraph (a) (i)
                    / / on April 30, 1998 pursuant to paragraph (a) (i) of Rule 485
                    / / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                              SEPARATE ACCOUNT VUL-2 OF

                     THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY


                           Post-Effective Amendment No. 10


                                Reconciliation and Tie
Registration Item
of Form N-8B-2                                    Location in Prospectus
--------------                                    ----------------------

1. . . . . . . . . . . . . . . . . . . . . Cover Page.

2. . . . . . . . . . . . . . . . . . . . . Cover Page.

3. . . . . . . . . . . . . . . . . . . . . Inapplicable.

4. . . . . . . . . . . . . . . . . . . . . Distribution of the Policies.

5, 6, 7. . . . . . . . . . . . . . . . . . Separate Account Investment Choices
                                           - The Separate Account and Its
                                           Investment Divisions.

8. . . . . . . . . . . . . . . . . . . . . Index to Financial Statements.

9. . . . . . . . . . . . . . . . . . . . . Legal Proceedings.

10(a). . . . . . . . . . . . . . . . . . . The Beneficiary; Assignment of a
                                           Policy.

10(b). . . . . . . . . . . . . . . . . . . Policy Account Value - Determination
                                           of the Unit Value; Dividends.

10(c), 10(d) . . . . . . . . . . . . . . . The Features of EquiBuilder II
                                           Policies - Death Benefits, -
                                           Maturity Benefit, - Changing the
                                           Face Amount of Insurance; Separate
                                           Account Investment Choices - Right
                                           to Change Operations; Deductions and
                                           Charges - Surrender Charge, - Other
                                           Transaction Charges, - Allocation of
                                           Policy Account Charges; Policy
                                           Account Transactions - Changing
                                           Premium and Deduction Allocation
                                           Percentages, - Transfers of Policy
                                           Account Value Among Investment
                                           Divisions, - Borrowing from the
                                           Policy Account, - Withdrawing Money
                                           from the Policy Account, -
                                           Surrendering the Policy for Its Net
                                           Cash Surrender Value; Additional
                                           Information About EquiBuilder II
                                           Policies - Right To Examine the
                                           Policy; Payment of Proceeds; The
                                           Guaranteed Interest Division -
                                           Transfers from the Guaranteed
                                           Interest Division.

10(e). . . . . . . . . . . . . . . . . . . Additional Information About
                                           EquiBuilder II Policies - Lapse of
                                           the Policy, - Reinstatement of the
                                           Policy.

10(f). . . . . . . . . . . . . . . . . . . Separate Account Investment Choices
                                           - The Funds, - Right to Change
                                           Operations; Voting Rights of a
                                           Policy Owner.

Registration Item
of Form N-8B-2                                    Location in Prospectus
--------------                                    ----------------------

10(g)(1), 10(g)(2), 10(h)(1), 10(h)(2) . . Separate Account Investment Choices
                                           - The Funds, - Right to Change
                                           Operations; Deductions and Charges -
                                           Charges Against the Policy Account -
                                           Changes in Monthly Charges; Voting
                                           Rights of a Policy Owner.

10(g)(3), 10(g)(4), 10(h)(3), 10(h)(4) . . Inapplicable.

10(i). . . . . . . . . . . . . . . . . . . The Features of EquiBuilder II
                                           Policies - Changes in EquiBuilder II
                                           Policies, - Flexible Premium
                                           Payments, - Additional Benefits;
                                           Separate Account Investment Choices;
                                           Policy Account Value; Tax Effects;
                                           Payment Options; Payment of
                                           Proceeds.

11 . . . . . . . . . . . . . . . . . . . . Separate Account Investment Choices
                                           - The Funds, - Investment Policies
                                           of the Portfolios of the Funds, -
                                           Ownership of the Assets of the
                                           Separate Account.

12(a), 12(c), 12(d). . . . . . . . . . . . Separate Account Investment Choices
                                           - The Funds.

12(b), 12(e) . . . . . . . . . . . . . . . Inapplicable.

13(a). . . . . . . . . . . . . . . . . . . Summary - Investment Choices of
                                           EquiBuilder II Policies, -
                                           Deductions and Charges; Separate
                                           Account Investment Choices - The
                                           Investment Manager of the Funds;
                                           Deductions and Charges.

13(b), 13(c), 13(d), 13(e), 13(g). . . . . Inapplicable.

13(f). . . . . . . . . . . . . . . . . . . Distribution of the Policies.

14 . . . . . . . . . . . . . . . . . . . . The Features of EquiBuilder II
                                           Policies - Policy Issuance
                                           Information; Limitations on American
                                           Franklin's Rights to Challenge a
                                           Policy; Distribution of the Policies
                                           - Applications.

15 . . . . . . . . . . . . . . . . . . . . The Features of EquiBuilder II
                                           Policies - Flexible Premium
                                           Payments; Separate Account
                                           Investment Choices (Introduction);
                                           Deductions and Charges - Deductions
                                           from Premiums; Policy Account
                                           Transactions - Changing Premium and
                                           Deduction Allocation Percentages.

16 . . . . . . . . . . . . . . . . . . . . Separate Account Investment Choices
                                           - (Introduction), - The Separate
                                           Account and Its Investment
                                           Divisions, - The Funds; Policy
                                           Account Value - Amounts in the
                                           Separate Account; Policy Account
                                           Transactions - Changing Premium and
                                           Deduction Allocation Percentages, -
                                           Transfers of Policy Account Value
                                           Among Investment Divisions, - Loan
                                           Requests, - Repaying the Loan; The
                                           Guaranteed Interest Division -
                                           Transfers from the Guaranteed
                                           Interest Division; Additional
                                           Information About EquiBuilder II
                                           Policies - Policy Periods,
                                           Anniversaries, Dates and Ages.

Registration Item
of Form N-8B-2                                    Location in Prospectus
--------------                                    ----------------------

17(a), 17(b), 17(c). . . . . . . . . . . . The Features of EquiBuilder II
                                           Policies - Death Benefits, -
                                           Maturity Benefit, - Changing the
                                           Face Amount of Insurance, - Changes
                                           in EquiBuilder II Policies, -
                                           Flexible Premium Payments, -
                                           Additional Benefits; Separate
                                           Account Investment Choices - Right
                                           to Change Operations; Policy Account
                                           Value; Policy Account Transactions -
                                           Changing Premium and Deduction
                                           Allocation Percentages, - Transfers
                                           of Policy Account Value Among
                                           Investment Divisions, - Borrowing
                                           from the Policy Account, -
                                           Withdrawing Money from the Policy
                                           Account, - Surrendering the Policy
                                           for Its Net Cash Surrender Value;
                                           The Guaranteed Interest Division -
                                           Transfers from the Guaranteed
                                           Interest Division; Additional
                                           Information About EquiBuilder II
                                           Policies - Right To Examine the
                                           Policy, - Lapse of Policy, -
                                           Reinstatement of the Policy; Tax
                                           Effects; Payment Options; Payment of
                                           Proceeds.

18(a). . . . . . . . . . . . . . . . . . . Policy Account Value - Determination
                                           of the Unit Value.

18(b), 18(d) . . . . . . . . . . . . . . . Inapplicable.

18(c). . . . . . . . . . . . . . . . . . . Summary - Investment Choices of
                                           EquiBuilder II Policies, -
                                           Deductions and Charges; Separate
                                           Account Investment Choices -
                                           Ownership of the Assets of the
                                           Separate Account; Deductions and
                                           Charges - Charges Against the
                                           Separate Account - Tax Reserve; The
                                           Guaranteed Interest Division
                                           (Introduction); Tax Effects.

19 . . . . . . . . . . . . . . . . . . . . Reports to Policy Owners;
                                           Distribution of the Policies; Voting
                                           Rights of a Policy Owner.


20(a). . . . . . . . . . . . . . . . . . . Separate Account Investment Choices
                                           - The Funds, - Right to Change
                                           Operations; Deductions and Charges -
                                           Charges Against the Policy Account -
                                           Changes in Monthly Charges; Voting
                                           Rights of a Policy Owner.

20(b). . . . . . . . . . . . . . . . . . . Separate Account Investment Choices
                                           - The Separate Account and Its
                                           Investment Divisions.

20(c), 20(d), 20(e), 20(f) . . . . . . . . Inapplicable.

21(a). . . . . . . . . . . . . . . . . . . Policy Account Transactions -
                                           Borrowing from the Policy Account, -
                                           Loan Requests, - Policy Loan
                                           Interest, - When Interest is Due, -
                                           Repaying the Loan, - The Effects of
                                           a Policy Loan on the Policy Account;
                                           Tax Effects - Policy Proceeds.

21(b), 21(c) . . . . . . . . . . . . . . . Inapplicable.

Registration Item
of Form N-8B-2                                    Location in Prospectus
--------------                                    ----------------------

22 . . . . . . . . . . . . . . . . . . . . Limits on American Franklin's Right
                                           To Challenge a Policy.

23 . . . . . . . . . . . . . . . . . . . . Inapplicable.

24 . . . . . . . . . . . . . . . . . . . . The Features of EquiBuilder II
                                           Policies; Additional Information.

25 . . . . . . . . . . . . . . . . . . . . The American Franklin Life Insurance
                                           Company.

26 . . . . . . . . . . . . . . . . . . . . Inapplicable.

27 . . . . . . . . . . . . . . . . . . . . The American Franklin Life Insurance
                                           Company; Other Policies and
                                           Contracts.

28 . . . . . . . . . . . . . . . . . . . . The American Franklin Life Insurance
                                           Company; Management.

29 . . . . . . . . . . . . . . . . . . . . The American Franklin Life Insurance
                                           Company; Management.

30, 31, 32, 33, 34 . . . . . . . . . . . . Inapplicable.

35 . . . . . . . . . . . . . . . . . . . . The American Franklin Life Insurance
                                           Company; Distribution of the
                                           Policies.

36, 37 . . . . . . . . . . . . . . . . . . Inapplicable.

38, 39 . . . . . . . . . . . . . . . . . . Distribution of the Policies.

40 . . . . . . . . . . . . . . . . . . . . Inapplicable.

41(a). . . . . . . . . . . . . . . . . . . Distribution of the Policies.

41(b), 41(c), 42, 43 . . . . . . . . . . . Inapplicable.

44(a)(1) . . . . . . . . . . . . . . . . . Policy Account Value - Determination
                                           of the Unit Value.

44(a)(2), 44(a)(3) . . . . . . . . . . . . The Features of EquiBuilder II
                                           Policies - Death Benefits, -
                                           Maturity Benefit, - Changes in
                                           EquiBuilder II Policies; Separate
                                           Account Investment Choices -
                                           (Introduction), - The Separate
                                           Account and Its Investment
                                           Divisions, - The Funds, - Right to
                                           Change Operations; Deductions and
                                           Charges; Policy Account Value;
                                           Policy Account Transactions -
                                           Changing Premium and Deduction
                                           Allocation Percentages, - Transfers
                                           of Policy Account Value Among
                                           Investment Divisions, - Borrowing
                                           from the Policy Account, - Loan
                                           Requests, - Repaying the Loan, -
                                           Withdrawing Money from the Policy
                                           Account, - Surrendering the Policy
                                           for Its Net Cash Surrender Value;
                                           The Guaranteed Interest Division -
                                           Transfers from the Guaranteed
                                           Interest Division; Additional
                                           Information About EquiBuilder II
                                           Policies - Right To

Registration Item
of Form N-8B-2                                    Location in Prospectus
--------------                                    ----------------------

 . . . . . . . . . . . . . . . . . . . . . Examine the Policy, - Policy
                                           Periods, Anniversaries, Dates and
                                           Ages; Payment of Proceeds.

44(a)(4) . . . . . . . . . . . . . . . . . Deductions and Charges - Charges
                                           Against the Separate Account - Tax
                                           Reserve; Tax Effects.

44(a)(5) . . . . . . . . . . . . . . . . . Deductions And Charges - Deductions
                                           From Premiums.

44(a)(6) . . . . . . . . . . . . . . . . . Deductions And Charges - Deductions
                                           From Premiums, - Charges Against the
                                           Policy Account, - Charges Against
                                           the Separate Account, - Surrender
                                           Charge; Policy Account Value -
                                           Amounts In the Separate Account, -
                                           Determination of the Unit Value.

44(b). . . . . . . . . . . . . . . . . . . The Features of EquiBuilder II
                                           Policies - Death Benefits, -
                                           Maturity Benefit, - Changes in
                                           EquiBuilder II Policies; Separate
                                           Account Investment Choices
                                           (Introduction), - The Separate
                                           Account and Its Investment
                                           Divisions, - The Funds, - Right to
                                           Change Operations; Deductions and
                                           Charges; Policy Account Value;
                                           Policy Account Transactions -
                                           Changing Premium and Deduction
                                           Allocation Percentages, - Transfers
                                           of Policy Account Value Among
                                           Investment Divisions, - Borrowing
                                           from the Policy Account, - Loan
                                           Requests, - Repaying the Loan, -
                                           Withdrawing Money from the Policy
                                           Account, - Surrendering the Policy
                                           for Its Net Cash Surrender Value;
                                           The Guaranteed Interest Division -
                                           Transfers from the Guaranteed
                                           Interest Division; Additional
                                           Information About EquiBuilder II
                                           Policies - Right To Examine the
                                           Policy, - Policy Periods,
                                           Anniversaries, Dates and Ages; Tax
                                           Effects; Payment of Proceeds.

44(c). . . . . . . . . . . . . . . . . . . The Features of EquiBuilder II
                                           Policies - Death Benefits, -
                                           Maturity Benefit, - Changes in
                                           EquiBuilder II Policies, - Flexible
                                           Premium Payments; Separate Account
                                           Investment Choices - (Introduction),
                                           - The Separate Account and Its
                                           Investment Divisions, - The Funds;
                                           Deductions and Charges; Policy
                                           Account Value; Policy Account
                                           Transactions - Changing Premium and
                                           Deduction Allocation Percentages, -
                                           Transfers of Policy Account Value
                                           Among Investment Divisions, -
                                           Borrowing from the Policy Account, -
                                           Loan Requests, - Repaying the Loan,
                                           - Withdrawing Money from the Policy
                                           Account, - Surrendering the Policy
                                           for Its Net Cash Surrender Value;
                                           The Guaranteed Interest Division -
                                           Transfers from the Guaranteed
                                           Interest Division; Additional
                                           Information About EquiBuilder II
                                           Policies - Right To

Registration Item
of Form N-8B-2                                    Location in Prospectus
--------------                                    ----------------------

 . . . . . . . . . . . . . . . . . . . . . Examine the Policy, - Policy
                                           Periods, Anniversaries, Dates and
                                           Ages; Tax Effects; Payment of
                                           Proceeds.
45 . . . . . . . . . . . . . . . . . . . . Inapplicable.

46(a). . . . . . . . . . . . . . . . . . . The Features of EquiBuilder II
                                           Policies - Death Benefits, -
                                           Maturity Benefit, - Changes in
                                           EquiBuilder II Policies; Separate
                                           Account Investment Choices -
                                           (Introduction), - The Separate
                                           Account and Its Investment
                                           Divisions, - the Funds, - Right to
                                           Change Operations; Deductions and
                                           Charges; Policy Account Value;
                                           Policy Account Transactions -
                                           Changing Premium and Deduction
                                           Allocation Percentages, - Transfers
                                           of Policy Account Value Among
                                           Investment Divisions, - Borrowing
                                           from the Policy Account, - Loan
                                           Requests, - Repaying the Loan, -
                                           Withdrawing Money from the Policy
                                           Account, - Surrendering the Policy
                                           for Its Net Cash Surrender Value;
                                           The Guaranteed Interest Division -
                                           Transfers from the Guaranteed
                                           Interest Division; Additional
                                           Information About EquiBuilder II
                                           Policies - Right To Examine the
                                           Policy, - Policy Periods,
                                           Anniversaries, Dates and Ages; Tax
                                           Effects; Payment of Proceeds.

46(b), 47, 48, 49, 50. . . . . . . . . . . Inapplicable.

51(a) - (j). . . . . . . . . . . . . . . . Summary; Detailed Information About
                                           American Franklin and EquiBuilder II
                                           Policies; Additional Information.

52(a). . . . . . . . . . . . . . . . . . . Separate Account Investment Choices
                                           - The Funds, - Right to Change
                                           Operations.

52(b), 52(d) . . . . . . . . . . . . . . . Inapplicable.

52(c). . . . . . . . . . . . . . . . . . . Separate Account Investment Choices
                                           - The Funds, - Right to Change
                                           Operations; Deductions and Charges -
                                           Charges Against the Policy Account -
                                           Changes in Monthly Charges; Voting
                                           Rights of a Policy Owner.

53(a). . . . . . . . . . . . . . . . . . . Tax Effects; Payment Options;
                                           Assignment of a Policy; Employee
                                           Benefit Plans.

53(b), 54, 55, 56, 57, 58. . . . . . . . . Inapplicable.

59 . . . . . . . . . . . . . . . . . . . . Financial Statements.

-------------------------------------------------------------------------------
                   Flexible Premium Variable Life Insurance Policy




                                  EQUIBUILDER II-TM-


ISSUED BY
THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY



Prospectus Dated April 30, 1998



FIDELITY INVESTMENTS:
VARIABLE INSURANCE PRODUCTS FUND AND         Principal Office of both Fidelity
VARIABLE INSURANCE PRODUCTS FUND II          Funds located at:
                                             82 Devonshire Street
                                             Boston, Massachusetts  02109

Prospectus Dated April 30, 1998



MASSACHUSETTS FINANCIAL SERVICES COMPANY:    Principal Office located at:
MFS VARIABLE INSURANCE TRUST                 500 Boylston Street
                                             Boston, Massachusetts  02116


Prospectus Dated May 1, 1998




                                             THESE SECURITIES HAVE NOT BEEN
                                             APPROVED OR DISAPPROVED BY THE
                                             SECURITIES AND EXCHANGE COMMISSION
                                             NOR HAS THE COMMISSION PASSED UPON
                                             THE ACCURACY OR ADEQUACY OF THIS
                                             PROSPECTUS.  ANY REPRESENTATION TO
                                             THE CONTRARY IS A CRIMINAL OFFENSE.



   EquiBuilder II is a trademark of The American Franklin Life Insurance Company
--------------------------------------------------------------------------------

                                  EQUIBUILDER II-TM-
                   FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
                                      ISSUED BY
                     THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY

     This Prospectus describes EquiBuilder II, individual flexible premium variable life insurance policies issued by The American Franklin Life Insurance Company ("American Franklin"). EquiBuilder II policies provide life insurance coverage with flexibility in death benefits, premium payments and investment choices. Capitalized terms not otherwise defined on this cover page have the meanings designated within this Prospectus. EquiBuilder II is a trademark of American Franklin.

     EquiBuilder II pays a death benefit to a beneficiary designated by the Policy Owner when the Insured Person dies if the policy is still in effect. The Policy Owner may choose Option A, a fixed death benefit that equals the Face Amount of the policy, or Option B, a variable death benefit that equals the Face Amount of the policy plus the value of the Policy Account established for the policy as described in the next paragraph. Under either option, a death benefit equal to a percentage of the Policy Account on the day the Insured Person dies will be paid if that benefit would be greater.


     After certain deductions have been made from each premium, the net premium is put in the Policy Account established for each policy. The Policy Owner may instruct American Franklin to allocate amounts in the Policy Account to American Franklin's Guaranteed Interest Division (which is part of American Franklin's General Account and pays interest at a declared guaranteed rate) or to one or more of the investment divisions of American Franklin's Separate Account VUL-2 (the "Separate Account"), or both. However, until the first business day fifteen days after the Issue Date of the policy, the Policy Account will be invested in the VIP Money Market division. VIP Money Market, VIP High Income, VIP Equity-Income, VIP Growth, VIP Overseas, VIPII Investment Grade Bond, VIPII Asset Manager, VIPII Index 500, VIPII Asset Manager: Growth, VIPII Contrafund, MFS Emerging Growth, MFS Research, MFS Growth With Income, MFS Total Return, MFS Utilities and MFS Value divisions are available for investment through the Separate Account.


     Funds allocated to any of the investment divisions of the Separate Account are invested in shares of a corresponding portfolio of either the Variable Insurance Products Fund ("VIP"), the Variable Insurance Products Fund II ("VIPII") or the MFS Variable Insurance Trust (individually, a "Fund," and collectively, the "Funds"), each of which is a mutual fund. The Prospectuses of the Funds, attached to this Prospectus, describe the investment objectives, policies and risks of each of the portfolios of the Funds. Sixteen portfolios of the Funds are currently available: VIP Money Market, VIP High Income, VIP Equity-Income, VIP Growth, VIP Overseas, VIPII Investment Grade Bond, VIPII Asset Manager, VIPII Index 500, VIPII Asset Manager: Growth, VIPII Contrafund, MFS Emerging Growth, MFS Research, MFS Growth With Income, MFS Total Return, MFS Utilities and MFS Value. See "Separate Account Investment Choices - The Funds," below.

     The value of a Policy Account allocated to the investment divisions of the Separate Account will vary with the investment performance of the corresponding portfolios of the Funds; there is no minimum guaranteed cash value for amounts allocated to the investment divisions of the Separate Account and if the investment performance of the corresponding portfolios of the Funds is adverse, the value of a Policy Account can decline.The value of the Guaranteed Interest Division will depend on the interest rates declared. A Policy Account will also be increased by additional net premiums paid by the Policy Owner and will be reduced by charges made by American Franklin for the cost of the insurance provided by the policy and for expenses. A surrender charge may be imposed if a policy is surrendered or lapses or if the Policy Owner reduces the policy's Face Amount.

     After the first premium, the Policy Owner may decide, within limits, the amount and frequency of premium payments. The Policy Owner may also increase or decrease the amount of insurance protection, within limits.

     American Franklin's Home Office and principal executive office is #1 Franklin Square, Springfield, Illinois 62713, telephone (800) 528-2011. Inquiries and notices should be addressed to American Franklin's Administrative Office at that address.

     The Policy Owner has the right to examine the policy offered hereby and return it to American Franklin for a refund. See "Additional Information About EquiBuilder II Policies - Right to Examine the Policy," below, for information about the manner in which this right may be exercised and about limitations on that right.

     The policies described herein are not intended for use in connection with qualified plans or trusts under the Internal Revenue Code.

     This Prospectus should be read carefully for details on the policy being offered and kept for future reference. This Prospectus is not valid unless it is attached to the current Prospectus for the Funds.

     THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     Because of the deductions and charges applicable to the purchase of new insurance offered hereby, it may not be to a purchaser's advantage to replace existing insurance or, if a purchaser already owns a flexible premium insurance policy, to acquire additional insurance through the purchase of a policy described in this Prospectus.

     THE PURCHASE OF THE POLICY INVOLVES CERTAIN RISKS. Because it is a variable life insurance policy, the value of the Policy reflects the investment performance of the selected investment divisions. Investment results can vary both up and down and can even decrease the value of the premium payments. Therefore, Policy Owners could lose all or part of the money they have invested. American Franklin does not guarantee the value of the Policy. Rather, Policy Owners bear all investment risks.

     Life insurance is intended to be a long-term investment. Policy Owners should evaluate their insurance needs and the Policy's long-term investment potential and risks before purchasing the Policy.

     PARTIAL WITHDRAWALS AND SURRENDER OF THE POLICY MAY BE SUBJECT TO TAX, AND BEFORE THE POLICY OWNER ATTAINS AGE 59 1/2, MAY ALSO BE SUBJECT TO A 10% FEDERAL PENALTY TAX IF THE POLICY BECOMES A "MODIFIED ENDOWMENT CONTRACT". LOANS MAY BE TAXABLE IF THE POLICY BECOMES A MODIFIED ENDOWMENT CONTRACT.




























                   THE DATE OF THIS PROSPECTUS IS APRIL 30, 1998
      Copyright 1998 The American Franklin Life Insurance Company.  All rights reserved.

                                  TABLE OF CONTENTS
                                                                          PAGE
                                                                          ----

Definitions. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .iv

SUMMARY

Features of EquiBuilder II Policies. . . . . . . . . . . . . . . . . . . . . 1
Investment Choices of EquiBuilder II Policies. . . . . . . . . . . . . . . . 2
Deductions and Charges . . . . . . . . . . . . . . . . . . . . . . . . . . . 3
Policy Accounts. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 5
Additional Information About EquiBuilder II Policies . . . . . . . . . . . . 5

DETAILED INFORMATION ABOUT AMERICAN FRANKLIN AND EQUIBUILDER II POLICIES

The American Franklin Life Insurance Company . . . . . . . . . . . . . . . . 6
The Features of EquiBuilder II Policies. . . . . . . . . . . . . . . . . . . 7
     How EquiBuilder II Policies Differ from Whole Life Insurance. . . . . . 7
     Death Benefits. . . . . . . . . . . . . . . . . . . . . . . . . . . . . 7
     Policy Issuance Information . . . . . . . . . . . . . . . . . . . . . . 8
     Maturity Benefit. . . . . . . . . . . . . . . . . . . . . . . . . . . . 8
     Changes in EquiBuilder II Policies. . . . . . . . . . . . . . . . . . . 8
     Changing the Face Amount of Insurance . . . . . . . . . . . . . . . . . 9
     Changing Death Benefit Options. . . . . . . . . . . . . . . . . . . . . 9
     When Policy Changes Go into Effect. . . . . . . . . . . . . . . . . . .10
     Flexible Premium Payments . . . . . . . . . . . . . . . . . . . . . . .10
     Additional Benefits . . . . . . . . . . . . . . . . . . . . . . . . . .11
       Disability Waiver Benefit . . . . . . . . . . . . . . . . . . . . . .11
       Accidental Death Benefit. . . . . . . . . . . . . . . . . . . . . . .11
       Children's Term Insurance . . . . . . . . . . . . . . . . . . . . . .11
       Term Insurance on an Additional Insured Person. . . . . . . . . . . .11
Separate Account Investment Choices. . . . . . . . . . . . . . . . . . . . .11
     The Separate Account and Its Investment Divisions . . . . . . . . . . .11
     The Funds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .12
     Investment Policies of the Portfolios of the Funds. . . . . . . . . . .12
     Ownership of the Assets of the Separate Account . . . . . . . . . . . .14
     Right to Change Operations. . . . . . . . . . . . . . . . . . . . . . .14
Deductions and Charges . . . . . . . . . . . . . . . . . . . . . . . . . . .15
     Deductions from Premiums. . . . . . . . . . . . . . . . . . . . . . . .15
     Charges Against the Policy Account. . . . . . . . . . . . . . . . . . .15
       Administrative Charge . . . . . . . . . . . . . . . . . . . . . . . .15
       Cost of Insurance Charge. . . . . . . . . . . . . . . . . . . . . . .16
       Charges for Additional Benefits . . . . . . . . . . . . . . . . . . .16
       Changes in Monthly Charges. . . . . . . . . . . . . . . . . . . . . .16
     Charges Against The Separate Account. . . . . . . . . . . . . . . . . .16
       Mortality and Expense Risks . . . . . . . . . . . . . . . . . . . . .17
       Charges Against the Funds . . . . . . . . . . . . . . . . . . . . . .17
       Tax Reserve . . . . . . . . . . . . . . . . . . . . . . . . . . . . .17
     Surrender Charge. . . . . . . . . . . . . . . . . . . . . . . . . . . .18
     Other Transaction Charges . . . . . . . . . . . . . . . . . . . . . . .20
       Partial Withdrawal of Net Cash Surrender Value. . . . . . . . . . . .20
       Increase in the Face Amount of Insurance. . . . . . . . . . . . . . .20
       Transfers . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .20

       Illustrations . . . . . . . . . . . . . . . . . . . . . . . . . . . .20
     Allocation of Policy Account Charges. . . . . . . . . . . . . . . . . .20
Policy Account Value . . . . . . . . . . . . . . . . . . . . . . . . . . . .21
     Amounts in the Separate Account . . . . . . . . . . . . . . . . . . . .21
     Determination of the Unit Value . . . . . . . . . . . . . . . . . . . .22
Policy Account Transactions. . . . . . . . . . . . . . . . . . . . . . . . .22
     Changing Premium and Deduction Allocation Percentages . . . . . . . . .22
     Transfers of Policy Account Value Among Investment Divisions. . . . . .22
     Borrowing from the Policy Account . . . . . . . . . . . . . . . . . . .23
     Loan Requests . . . . . . . . . . . . . . . . . . . . . . . . . . . . .23
     Policy Loan Interest. . . . . . . . . . . . . . . . . . . . . . . . . .23
     When Interest is Due. . . . . . . . . . . . . . . . . . . . . . . . . .24
     Repaying the Loan . . . . . . . . . . . . . . . . . . . . . . . . . . .24
     The Effects of a Policy Loan on the Policy Account. . . . . . . . . . .24
     Lapse of the Policy . . . . . . . . . . . . . . . . . . . . . . . . . .24
     Withdrawing Money from the Policy Account . . . . . . . . . . . . . . .25
     Withdrawal Charges. . . . . . . . . . . . . . . . . . . . . . . . . . .25
     The Effects of a Partial Withdrawal . . . . . . . . . . . . . . . . . .25
     Surrendering the Policy for Its Net Cash Surrender Value. . . . . . . .26
The Guaranteed Interest Division . . . . . . . . . . . . . . . . . . . . . .26
     Amounts in the Guaranteed Interest Division . . . . . . . . . . . . . .26
     Interest on Amounts in the Guaranteed Interest Division . . . . . . . .26
     Transfers from the Guaranteed Interest Division . . . . . . . . . . . .27
Additional Information About EquiBuilder II Policies . . . . . . . . . . . .27
     Right to Examine the Policy . . . . . . . . . . . . . . . . . . . . . .27
     Lapse of the Policy . . . . . . . . . . . . . . . . . . . . . . . . . .28
     Reinstatement of the Policy . . . . . . . . . . . . . . . . . . . . . .28
     Policy Periods, Anniversaries, Dates and Ages . . . . . . . . . . . . .28
Federal Tax Considerations . . . . . . . . . . . . . . . . . . . . . . . . .29
     Introduction. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .29
     Tax Status of the Policy. . . . . . . . . . . . . . . . . . . . . . . .29
     Possible Tax Law Changes. . . . . . . . . . . . . . . . . . . . . . . .30
     Tax Treatment of Policy Benefits. . . . . . . . . . . . . . . . . . . .30
     American Franklin's Income Taxes. . . . . . . . . . . . . . . . . . . .32
     Income Tax Withholding. . . . . . . . . . . . . . . . . . . . . . . . .32

ILLUSTRATIONS OF DEATH BENEFITS, POLICY ACCOUNT AND CASH SURRENDER
VALUES, AND ACCUMULATED PREMIUMS . . . . . . . . . . . . . . . . . . . . . .32

ADDITIONAL INFORMATION . . . . . . . . . . . . . . . . . . . . . . . . . . .38

Voting Rights of a Policy Owner. . . . . . . . . . . . . . . . . . . . . . .38
     Voting Rights of the Funds. . . . . . . . . . . . . . . . . . . . . . .38
     Determination of Voting Shares. . . . . . . . . . . . . . . . . . . . .38
     How Shares of the Funds Are Voted . . . . . . . . . . . . . . . . . . .38
     Voting Privileges of Participants in Other Separate Accounts. . . . . .39
     Separate Account Voting Rights. . . . . . . . . . . . . . . . . . . . .39
Reports to Policy Owners . . . . . . . . . . . . . . . . . . . . . . . . . .39
Limits on American Franklin's Right to Challenge a Policy. . . . . . . . . .39
Payment Options. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .40
The Beneficiary. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .41
Assignment of a Policy . . . . . . . . . . . . . . . . . . . . . . . . . . .41
Employee Benefit Plans . . . . . . . . . . . . . . . . . . . . . . . . . . .41
Payment of Proceeds. . . . . . . . . . . . . . . . . . . . . . . . . . . . .42

                                                                           PAGE
                                                                           ----

Dividends. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .42
Distribution of the Policies . . . . . . . . . . . . . . . . . . . . . . . .42
Applications . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .43
Reinsurance Agreements . . . . . . . . . . . . . . . . . . . . . . . . . . .43
Administrative Services. . . . . . . . . . . . . . . . . . . . . . . . . . .43
State Regulation . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .44
Year 2000 Transition . . . . . . . . . . . . . . . . . . . . . . . . . . . .44
Legal Matters. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .44
Legal Proceedings. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .44
Experts. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .44
Registration Statement . . . . . . . . . . . . . . . . . . . . . . . . . . .45
Other Policies and Contracts . . . . . . . . . . . . . . . . . . . . . . . .45
Management . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .45

FINANCIAL STATEMENTS . . . . . . . . . . . . . . . . . . . . . . . . . . . F-1


















--------------------------------------------------------------------------------
THE POLICY IS NOT AVAILABLE IN ALL STATES. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. AMERICAN FRANKLIN DOES NOT AUTHORIZE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS OTHER THAN AS CONTAINED IN THIS PROSPECTUS OR ANY ATTACHED SUPPLEMENT THERETO OR IN ANY SUPPLEMENTAL SALES MATERIAL AUTHORIZED BY AMERICAN FRANKLIN.

                                    DEFINITIONS

Set forth below is a glossary of certain terms used in this Prospectus.

ADMINISTRATIVE OFFICE-The address of the Administrative Office of American Franklin is #1 Franklin Square, Springfield, Illinois 62713-0001.

AGE-The age of the Insured Person on his or her birthday nearest the date on which a determination of the Insured Person's age is made.

AMERICAN FRANKLIN-The American Franklin Life Insurance Company, an Illinois stock life insurance company and the issuer of the EquiBuilder II individual flexible premium variable life insurance policies described in this Prospectus.

AMOUNT AT RISK-The difference between the amount of the Policy Account and the current death benefit of a policy at any time.

CASH SURRENDER VALUE-The amount of the Policy Account less any applicable surrender charges.

CODE-The Internal Revenue Code of 1986, as amended.

DATE OF PAYMENT-Normally, the day of receipt by American Franklin at its Administrative Office of a check for the full initial premium of a policy.

FACE AMOUNT-The face amount of insurance shown on the Policy Information page of a policy. The Face Amount is the minimum death benefit payable under a policy while the policy remains in effect. The death benefit proceeds will be reduced by any outstanding loan and loan interest on the policy and any due and unpaid charges.

FINAL POLICY DATE-The policy anniversary nearest the Insured Person's 95th birthday. American Franklin will pay to the Policy Owner the amount of the Policy Account, net of any outstanding loan and loan interest on the policy, if the Insured Person is still living on the Final Policy Date.

FUND(S)-Each of Variable Insurance Products Fund, a "series" type mutual fund, five portfolios of which are available for investment of amounts allocated to the investment divisions of the Separate Account, Variable Insurance Products Fund II, a "series" type mutual fund, five portfolios of which are available for investment of amounts allocated to the investment divisions of the Separate Account, and MFS Variable Insurance Trust, a "series" type mutual fund, six portfolios of which are available for investment of amounts allocated to the investment divisions of the Separate Account, is referred to as a Fund. All three are referred to collectively as the Funds.

GUARANTEED INTEREST DIVISION-A part of American Franklin's General Account in which amounts in a Policy Account other than those allocated to the Separate Account earn interest at a rate stipulated in advance and guaranteed by American Franklin.

INSURED PERSON-The person whose life is insured under a policy.

ISSUE DATE-The date that American Franklin actually issues a policy.

NET CASH SURRENDER VALUE-Cash Surrender Value less any outstanding loan and loan interest on the policy.

NET PREMIUM-The amount of any premium paid by the Policy Owner less the amount of applicable state and local premium taxes, if any.

POLICY ACCOUNT-The sum of amounts allocated to the investment divisions of the Separate Account and American Franklin's Guaranteed Interest Division for a particular policy.

POLICY ANNIVERSARY-An anniversary of the Register Date of a policy while the policy is in effect.

POLICY MONTH-A month-long period beginning on the Register Date and on the same day in each subsequent calendar month while a policy is in effect.

POLICY OWNER-The person designated as such on the Policy Information page of a policy.

POLICY YEAR-An annual period beginning on the Register Date and on each anniversary of the Register Date while the policy is in effect.

REGISTER DATE-The earlier of the Issue Date or the Date of Payment.

SEPARATE ACCOUNT-Separate Account VUL-2, a segregated investment account of American Franklin established under the Insurance Law of the State of Illinois in which amounts in a Policy Account other than those in the Guaranteed Interest Division are held for investment in one of the portfolios of the Funds. The value of amounts in the Separate Account will fluctuate in accordance with the performance of the corresponding portfolios of the Funds.


TARGET PREMIUM-A hypothetical annual premium which is based on the age and sex of the Insured Person, the initial Face Amount of the policy and the types and amounts of any additional benefits included in the policy. The Target Premium for each EquiBuilder II policy is shown on the Policy Information page of the policy.

                                       SUMMARY

  This Prospectus describes the regular EquiBuilder II-TM- policy. There may be differences between a particular policy and the description contained herein because of requirements of the state in which a policy is issued. These differences will be reflected in the policy. Also American Franklin reserves the right to make modifications in light of particular circumstances.

  Unless indicated otherwise, the discussion of the terms of a representative policy contained in this Prospectus assumes that there is no policy loan outstanding, that the policy is not in a grace period and that state variations will be covered by a supplement or a policy endorsement, as appropriate.

  The policies described herein are not intended for use in connection with qualified plans or trusts under the Code.

  The purpose of the policy offered hereby is to provide insurance protection for a policy's beneficiary. The policy is not similar to or comparable to a mutual fund's systematic investment plan.

  The following Summary of this Prospectus should be read in conjunction with the detailed information appearing elsewhere herein.

  EquiBuilder II-TM- is a trademark of American Franklin.

                       FEATURES OF EQUIBUILDER II-TM- POLICIES

INSURANCE BENEFIT OPTIONS

  EquiBuilder II policies offer insurance on the life of the Insured Person. American Franklin will pay a death benefit when the Insured Person dies. American Franklin will pay a maturity benefit in lieu of a death benefit if the Insured Person is still living on the policy anniversary nearest his or her 95th birthday. Two death benefit options are available.

  Option A provides a death benefit equal to the Face Amount of the policy; and

  Option B provides a death benefit equal to the Face Amount of the policy, plus the value of the Policy Account.

  Option B entails a higher cost of insurance charge and will cause the value of the Policy Account to be less than if Option A were chosen.

  Under either option, a death benefit equal to a percentage multiple of the Policy Account on the day the Insured Person dies will be paid if that death benefit would be greater than the death benefit payable under the option selected. Any outstanding loans or unpaid charges will be deducted before any death benefits are paid. Proceeds may be paid in a lump sum or under a variety of payment plans.

  A policy will remain in force only so long as an amount remains in the Policy Account sufficient to cover cost of insurance and other expense deductions and any surrender charge that would then be due.

  American Franklin will not issue an EquiBuilder II policy with a Face Amount of less than $50,000.

  See "The Features Of EquiBuilder II Policies-Death Benefits" and "Payment Options" below.

POLICY ACCOUNTS

  An account (the "Policy Account") is established by American Franklin in its records for each policy at the time of issue. After deduction of certain charges from premiums, the balance of each premium is credited to the Policy Account. A Policy Owner may allocate his or her Policy Account for investment to the Guaranteed Interest Division, which pays a declared interest rate, or to one or more of the investment divisions of the Separate Account, or both. See "Separate Account Investment Choices," below. Until the first business day 15 days following the Issue Date of a policy, the initial net premium and all other net premiums received during such period will be allocated to the VIP Money Market division of the Separate Account. See "Additional Information About EquiBuilder II Policies-Policy Periods, Anniversaries, Dates and Ages."

  The value of the Policy Account reflects the amount and frequency of premium payments, deductions and charges for the cost of insurance and expenses, the investment experience of amounts allocated to the Separate Account, interest earned on amounts allocated to the Guaranteed Interest Division, loans and partial withdrawals. There is no minimum guaranteed Policy Account value with respect to any amounts allocated to the investment divisions of the Separate Account and, if the investment performance of the portfolios corresponding to the investment divisions of the Separate Account is adverse, the value of a Policy Account can decline. See "Policy Account Value," below.

POLICY CHANGES

  At any time after the first policy year while a policy is in force, the Policy Owner may change the death benefit option chosen and may also increase or decrease the Face Amount of the policy, within limits. See "The Features Of EquiBuilder II Policies-Changes In EquiBuilder II Policies," "-Changing the Face Amount of Insurance," and "-Changing Death Benefit Options," below. Certain policy changes, such as a decrease in the Face Amount of a policy, may have adverse federal tax consequences. See "Federal Tax Considerations," below.

FLEXIBLE PREMIUM PAYMENTS

  The frequency and the amount of premium payments are determined by the Policy Owner, within certain limits. An initial minimum premium is required based on the age, sex and risk class of the Insured Person and the Face Amount of the policy. A Policy Owner may stipulate a planned periodic premium as a guideline for future premiums, but if the planned premiums are not paid insurance coverage will continue so long as the policy has sufficient Net Cash Surrender Value to cover monthly charges. The Policy Owner need not pay premiums of any set amount (except that the minimum premium is $100) or according to any set schedule, but may have to make additional premium payments to keep the policy in force if the policy's Net Cash Surrender Value is insufficient to cover monthly charges. Payment of stipulated planned periodic premiums may not always provide sufficient Net Cash Surrender Value to cover monthly charges. See "The Features of EquiBuilder II Policies-Flexible Premium Payments," below.

ADDITIONAL BENEFITS MAY BE AVAILABLE

  Additional benefits to the policy may be added by rider. These benefits may include an accidental death benefit, life insurance for additional insured persons, life insurance for children and a disability waiver benefit to waive the cost of monthly deductions. The cost of any additional benefits will be deducted monthly from the Policy Account. See "The Features of EquiBuilder II Policies-Additional Benefits," below.

                    INVESTMENT CHOICES OF EQUIBUILDER II POLICIES

  A Policy Owner may allocate amounts in his or her Policy Account for investment to either the Guaranteed Interest Division, which pays interest at a declared rate, or to any one or more of the investment divisions of the Separate Account, or both. The current investment divisions are:

  VIP Money Market
  VIP High Income
  VIP Equity-Income
  VIP Growth
  VIP Overseas
  VIPII Investment Grade Bond
  VIPII Asset Manager
  VIPII Index 500
  VIPII Asset Manager: Growth
  VIPII Contrafund

  MFS Emerging Growth
  MFS Research
  MFS Growth With Income

  MFS Total Return
  MFS Utilities
  MFS Value


  Amounts allocated to any of the investment divisions are invested by American Franklin in shares of a corresponding portfolio of the Variable Insurance Products Fund, the Variable Insurance Products Fund II or the MFS Variable Insurance Trust (individually, a "Fund," and collectively, the "Funds"), each of which is a "series" type mutual fund. The portfolios of the Funds have different investment objectives, policies and risks. See "Separate Account Investment Choices - The Funds," below.

  In order to effect allocations to the investment divisions of the Separate Account, American Franklin will purchase and redeem shares of the corresponding portfolios of the Funds according to the Policy Owner's premium and deduction allocation percentages, respectively. The shares of the Funds are sold exclusively to separate accounts of insurance companies. Purchase and redemption of shares will be made at net asset value through Fidelity Distributors Corporation ("FDC") acting as distributor for Variable Insurance Products Fund and Variable Insurance Products Fund II and through MFS Fund Distributors, Inc. acting as distributor for MFS Variable Insurance Trust.

  Subject to the approval and supervision of the Boards of Trustees, Fidelity Management & Research Company ("FMR") manages the day-to-day investment operations of the Variable Insurance Products Fund and the Variable Insurance Products Fund II and exercises overall responsibility for the investment and reinvestment of their assets. See the Prospectus of the Variable Insurance Products Fund and the Variable Insurance Products Fund II for a description of the experience and qualifications of FMR. For managing each portfolio's investments and business affairs, each portfolio of the Variable Insurance Products Fund and the Variable Insurance Products Fund II pays FMR a monthly fee. See "Deductions and Charges - Charges Against the Funds", below, for a description of the way in which this fee is calculated.

  Massachusetts Financial Services Company ("MFS") provides the portfolios of the MFS Variable Insurance Trust with overall investment advisory and administrative services, as well as general office facilities. Subject to such policies as the Board of Trustees may determine, MFS makes investment decisions for each portfolio of the MFS Variable Insurance Trust. See the Prospectus of the MFS Variable Insurance Trust for a description of the experience and qualifications of MFS. For its services and facilities, MFS receives a monthly management fee. See "Deductions and Charges - Charges Against the Funds", below, for a description of the way in which this fee is calculated.

  For a full description of the Funds, see the Prospectuses of the Funds, which are attached to this Prospectus, and the Statements of Additional Information of the Funds referred to therein. Certain portfolios described in the Prospectuses of the Funds are NOT available under the policy. See also "Separate Account Investment Choices" and "The Guaranteed Interest Division," below.


                                DEDUCTIONS AND CHARGES

DEDUCTIONS FROM PREMIUMS

  A deduction for any applicable taxes is made from premium payments. The amount of tax will vary from one jurisdiction to another. Taxes currently range up to 5%. After such deduction, the balance (the "net premium") is placed in the Policy Account. See "Deductions and Charges-Deductions from Premiums," below.

CHARGES AGAINST THE POLICY ACCOUNT

  Certain amounts are charged against every Policy Account by American Franklin at the beginning of each policy month. These are:

     an administrative charge (currently $6 per month plus an additional charge of $24 per month for each of the first 12 months a policy is in effect);

      a charge for additional benefits, if any; and

      a cost of insurance charge, which is based on the Insured Person's age, sex and risk class, and the amount of insurance.

  American Franklin guarantees that the monthly administrative and cost of insurance charges against the Policy Account will never be more than the maximum amounts shown in each policy.

  In addition, charges will be made upon each of the following:

      a partial withdrawal of Net Cash Surrender Value (currently $25 or 2% of the amount withdrawn, whichever is less);

      an increase in the Face Amount of insurance (currently a $1.50 administrative charge for each $1,000 increase, up to a maximum charge of $300); or

      a transfer between investment divisions in any policy year in which four transfers have already been made (up to $25 for each additional transfer).

  The Policy Owner generally may specify the manner in which charges against the Policy Account are to be allocated. See "Deductions and Charges-Charges Against the Policy Account" and "Deductions and Charges-Other Transaction Charges," below.

CHARGES AGAINST THE SEPARATE ACCOUNT

  American Franklin imposes a daily charge at an effective annual rate of .75% of the value of the assets in the investment divisions of the Separate Account for certain mortality and expense risks that American Franklin assumes. In addition, the value of the assets in the investment divisions of the Separate Account will be effected by investment management fees and other direct expenses of the Funds. See "Deductions and Charges-Charges Against the Separate Account," below.

SURRENDER CHARGE

  During the first ten policy years, a surrender charge will be deducted from the Policy Account if:

      the policy is surrendered for its Net Cash Surrender Value; or

      the policy is permitted to lapse at the end of a grace period.

   Any request for a reduction of the Face Amount of a policy during the first ten policy years will be considered a partial surrender and a pro rata portion of the surrender charge will be deducted. The maximum total surrender charge applicable to a particular policy is specified in the policy and is approximately equivalent to 50% of one "target" premium, which is based on the annual premium for a fixed whole life insurance policy on the life of the Insured Person. At the end of the sixth policy year and at the end of each of the four succeeding policy years, the maximum surrender charge is reduced by an amount equal to 20% of the initial maximum surrender charge until, after the end of the tenth policy year, there is no surrender charge. Subject to the maximum surrender charge, the surrender charge will equal 30% of actual premiums paid during the first policdy year up to one target premium plus 9% of all other premiums actually paid. The surrender charge is a contingent deferred sales charge designed to recover some expenses of distributing policies which are surrendered in their early years. See "Deductions and Charges-Surrender Charge," below.

OTHER TRANSACTION CHARGES

  Charges will also be imposed for certain illustrations of expected death benefits and policy account values. See "Deductions and Charges - Other Transaction Charges."

                                   POLICY ACCOUNTS

TRANSFERS AMONG INVESTMENT DIVISIONS

  A Policy Owner may transfer amounts in the Policy Account among the investment divisions. Transfers among investment divisions of the Separate Account or into the Guaranteed Interest Division take effect on the date American Franklin receives the request for transfer from the Policy Owner. Transfers out of the Guaranteed Interest Division may be made only on or within 30 days after a policy anniversary and are limited in amount. Minimum amounts are required for each transfer, usually $500. If more than four transfers a policy year are made, an administrative charge may be deducted from the Policy Account. See "Policy Account Transactions-Transfers of Policy Account Value Among Investment Divisions" and "The Guaranteed Interest Division-Transfers from the Guaranteed Interest Division," below.

BORROWING AGAINST THE POLICY ACCOUNT

  The Policy Owner may borrow a total amount up to 90% of the Cash Surrender Value of his policy using the policy as security for the loan. A minimum loan amount, usually $500, will be stated in the policy. Policy loan interest accrues daily at a rate adjusted annually. For more information see "Policy Account Transactions-Borrowing from the Policy Account," below. Loans are deducted from the amount payable on surrender of the Policy and are also deducted from any death benefit payable. Loan interest accrues daily and, if it is not repaid each year, it is capitalized. Depending upon investment performance of the investment divisions and the amounts borrowed, loans may cause a Policy to lapse. If the Policy is not a modified endowment contract, lapse of the Policy with loans outstanding may result in adverse tax consequences. (See "Federal Tax Considerations.")

WITHDRAWING CASH FROM THE POLICY ACCOUNT

  After a policy has been in effect for a year, the Policy Owner may make a partial withdrawal of Net Cash Surrender Value from the Policy Account. The current minimum withdrawal is $500, and each withdrawal is subject to certain other requirements. A charge (currently $25 or 2% of the amount withdrawn, whichever is less) will be deducted from the Policy Account for each withdrawal. See "Policy Account Transactions-Withdrawing Money from the Policy Account," below.

SURRENDERING THE POLICY FOR CASH

  Each EquiBuilder II policy has a Cash Surrender Value, which is the difference between the value of the Policy Account and any surrender charge which applies during the first ten policy years. If the policy is surrendered for cash, the Policy Owner will receive the Net Cash Surrender Value, which is the Cash Surrender Value less any outstanding loan and loan interest due. See "Policy Account Transactions-Surrendering the Policy for Its Net Cash Surrender Value," below. During the initial policy years, the applicable surrender charge may represent a substantial portion of the premiums paid. See "Illustrations of Death Benefits, Policy Account and Cash Surrender Values, and Accumulated Premiums," below.

                 ADDITIONAL INFORMATION ABOUT EQUIBUILDER II POLICIES

RIGHT TO EXAMINE THE POLICY

  The Policy Owner has the right to examine the policy and to return it to American Franklin for a refund. A refund request must be postmarked by the latest of:


      10 days after the Policy Owner receives the policy; or


      45 days after the Policy Owner signed the application for the policy.

See "Additional Information About EquiBuilder II Policies-Right to Examine the Policy," below.

FEDERAL TAX CONSIDERATIONS OF EQUIBUILDER II POLICIES

  Generally, the death benefit paid to the beneficiary of a policy is not subject to federal income tax. In addition, under current federal tax law, the Policy Owner does not have to pay income tax on any earnings in the Policy Account as long as they remain in the Policy Account. The federal tax treatment of distributions from a policy (including loans, assignments, pledges, partial withdrawals and distributions on maturity, lapse or surrender) may depend on whether the policy is treated as a "modified endowment contract." A policy will be treated as a modified endowment contract if, in general, the cumulative amount of premiums paid during specified periods exceeds certain levels relating to death benefits provided under the policy. See "Federal Tax Considerations," below.

LAPSE OF THE POLICY

  A policy can lapse if the Net Cash Surrender Value is insufficient to pay monthly charges. This situation can result even while a Policy Account has positive value if potential surrender charges and policy loans are large enough so that there is not enough left to cover monthly charges. Payment of planned premiums does not guarantee the continuation of the policy. Also, failure to pay premiums will not automatically cause the policy to terminate. However, additional premium payments will be needed if the Net Cash Surrender Value is not sufficient to pay monthly charges. American Franklin will give the Policy Owner notice that additional premiums are required before a policy is terminated. See "Additional Information About EquiBuilder II Policies-Lapse of the Policy," below.

INQUIRIES AND NOTICES

  All inquiries and notices regarding the policies should be directed to American Franklin at its Administrative Office at #1 Franklin Square, Springfield, Illinois 62713-0001. Currently, certain transactions under the policies may be effected by telephone. American Franklin reserves the right to suspend telephone transaction privileges at any time. American Franklin will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and if these procedures are followed, will not be liable for any losses due to unauthorized or fraudulent instructions. Procedures followed for telephone transactions may involve requiring some form of personal identification, providing written confirmation of the transaction, and recording telephone instructions.

       DETAILED INFORMATION ABOUT AMERICAN FRANKLIN AND EQUIBUILDER II POLICIES

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY

  The American Franklin Life Insurance Company ("American Franklin") is a legal reserve stock life, accident and health insurance company organized under the laws of the State of Illinois in 1981. It is engaged in the writing of variable universal life insurance and variable annuities. American Franklin has another separate account (Separate Account VUL) which issues interests in variable insurance policies having policy features that are similar to those of EquiBuilder II policies but the assets of which are invested in a different open-end management investment company. American Franklin no longer offers new policies having an interest in Separate Account VUL. American Franklin also has a separate account which issues interests in variable annuities. American Franklin is presently authorized to write insurance in forty-six states, the District of Columbia and Puerto Rico. American Franklin's home office is located at #1 Franklin Square, Springfield, Illinois 62713.

  American Franklin is a wholly-owned subsidiary of The Franklin Life Insurance Company ("The Franklin"). The Franklin is a legal reserve stock life insurance company organized under the laws of the State of Illinois in 1884. The Franklin issues individual life insurance, annuity and accident and health insurance policies, group annuities and group life and health insurance and offers a variety of whole life, life, retirement income and level and decreasing term insurance plans. Its home office is located at #1 Franklin Square, Springfield, Illinois 62713. The Franklin is not the issuer of the policies offered by this Prospectus, however, it has certain indirect obligations in respect to those policies arising from The Franklin's undertakings to the issuer, American Franklin, as a reinsurer of portions of the death benefits provided under the policies.

  American General Corporation ("American General"), through its wholly-owned subsidiary, AGC Life Insurance Company, owns all of the outstanding shares of common stock of The Franklin. The address of AGC Life Insurance Company is American General Center, Nashville, Tennessee 37250-0001. The address of American General is 2929 Allen Parkway, Houston, Texas 77019-2155.

  American General is one of the largest diversified financial services organizations in the United States. American General's operating subsidiaries are leading providers of retirement services, consumer loans, and life insurance. American General was incorporated as a general business corporation in Texas in 1980 and is the successor to American General Insurance Company, an insurance company incorporated in Texas in 1926.

  American General has advised American Franklin that there was no person who was known to it to be the beneficial owner of 10% or more of the voting power of American General as of March 5, 1998.


                      THE FEATURES OF EQUIBUILDER II POLICIES

HOW EQUIBUILDER II POLICIES DIFFER FROM WHOLE LIFE INSURANCE

  EquiBuilder II policies are designed to provide life insurance coverage with flexibility in death benefits, premium payments and investment choices. EquiBuilder II policies are different from traditional whole life insurance in that the Policy Owner is not required to pay scheduled premiums and may, within limits, choose the amount and frequency of premium payments. EquiBuilder II policies also provide for two different types of death benefit options and the Policy Owner may change options. Another feature of EquiBuilder II policies which is not available under traditional whole life insurance is that the Policy Owner generally has the ability to increase or decrease the Face Amount without purchasing a new policy. However, evidence of insurability may be required. In addition, the Policy Owner may direct the investment of net premiums, which will determine, in part, the value of the Policy Account.

DEATH BENEFITS

  American Franklin will pay a death benefit (net of any policy loan and loan interest and any overdue charges) to the beneficiary of a policy when the Insured Person dies. The Policy Owner may choose from two death benefit options: Option A and Option B. Option A provides a benefit that equals the Face Amount of the policy. Except as described below, the Option A benefit is fixed. Option B provides a benefit that equals the Face Amount of the policy plus the amount in the Policy Account on the day the Insured Person dies. Under Option B, the value of the benefit is variable and fluctuates with the amount in the Policy Account. Option B entails a higher monthly cost of insurance charge than Option A and will cause the value of the Policy Account, and hence the Net Cash Surrender Value of the policy, to be less than if Option A were chosen, all other things being equal.

  Under both options, an alternate death benefit based on provisions of the federal income tax law applies if it would provide a greater benefit (before deductions for any outstanding policy loan and loan interest) than the option selected. This benefit is a percentage multiple of the amount in the Policy Account. The percentage declines as the Insured Person gets older. The benefit will be the amount in the Policy Account on the day the Insured Person dies multiplied by the percentage for the Insured Person's age (as of his or her nearest birthday) at the beginning of the policy year of the Insured Person's death. For ages that are not shown on the table set forth below, the applicable percentages will decrease by a ratable portion for each full year.


                               Table of Death Benefits
                            Based On Policy Account Values
--------------------------------------------------------------------------------
                                             MINIMUM DEATH BENEFIT AS PERCENTAGE
           INSURED PERSON'S AGE                     oF THE POLICY ACCOUNT
--------------------------------------------------------------------------------
                40 or under                                 250%
                45                                          215
                50                                          185
                55                                          150
                60                                          130
                65                                          120
                70                                          115
                75 to 90                                    105
                95                                          100

  For example, if the Insured Person were 40 years old and the amount in the Policy Account were $100,000, the death benefit would be at least $250,000 (250% of $100,000).

  These percentages are based on provisions of federal tax law which require a minimum death benefit in relation to cash value for a policy to qualify as life insurance. See "Federal Tax Considerations," below.

  Under either Option A or Option B, the length of time a policy remains in force depends on the Net Cash Surrender Value of the policy. Because the charges that maintain the policy are deducted from the Policy Account, coverage will last as long as the Net Cash Surrender Value (the amount in the Policy Account minus the surrender charge and any outstanding policy loan and loan interest) can cover these deductions. (See "Additional Information about EquiBuilder II Policies-Lapse of the Policy," below.) The investment experience (which may be either positive or negative) of any amounts in the investment divisions of the Separate Account and the interest earned in the Guaranteed Interest Division will affect the amount in the Policy Account. As a result, the returns from these divisions will affect the length of time a policy remains in force. See "Policy Account Value," below.

  Policy Owners who prefer to have insurance coverage that varies with the investment experience of their Policy Account should choose Option B. In no event will the death benefit under Option B be less than the greater of the Face Amount of the policy or the alternate death benefit described above (in either case, less any outstanding policy loan and loan interest). Policy Owners who prefer to have insurance coverage that does not vary in amount and that has lower cost of insurance charges should choose Option A.

POLICY ISSUANCE INFORMATION

  American Franklin will not issue a new policy having a Face Amount that is less than $50,000 nor will it issue a policy in respect of an Insured Person who is older than 75.

  No insurance under a policy will take effect: (a) until a policy is delivered and the full initial premium is paid while the person proposed to be insured is living and (b) unless the information in the application continues to be true and complete, without material change, as of the time the premium is paid.

  See "The Features of EquiBuilder II Policies-Flexible Premium Payments" and "Distribution of the Policies-Applications," below for additional information concerning procedures for obtaining a policy.

MATURITY BENEFIT

  If the Insured Person is still living on the policy anniversary nearest his or her 95th birthday, American Franklin will pay the Policy Owner the amount in the Policy Account net of any outstanding loan and loan interest. The policy will then end.

CHANGES IN EQUIBUILDER II POLICIES

  EquiBuilder II policies provide the Policy Owner flexibility to choose from a variety of strategies, described in the sections that follow, which enable the Policy Owner to increase or decrease his or her insurance protection.

  A reduction in Face Amount lessens emphasis on the policy's insurance coverage by reducing both the death benefit and the amount at risk (the difference between the current death benefit under the policy and the amount of the Policy Account). The reduced amount at risk results in lower cost of insurance charges against the Policy Account. See "The Features of EquiBuilder II Policies-Changing the Face Amount of Insurance," below. A partial withdrawal of Net Cash Surrender Value reduces the Policy Account and death benefit while providing a cash payment, but does not reduce the amount at risk or the cost of insurance charges. See "Policy Account Transactions-Withdrawing Money from the Policy Account," below. Choosing not to make premium payments may have the effect of reducing the Policy Account. Reducing the Policy Account will, under Option A, increase the amount at risk (and thereby increase cost of insurance charges) while leaving the death benefit unchanged; under Option B, it will decrease the death benefit while leaving the amount at risk and the cost of insurance charge unchanged. See "The Features of EquiBuilder II Policies-Flexible Premium Payments," below.

  Increases in the Face Amount emphasize insurance coverage by increasing both the death benefit and the amount at risk. See "The Features of EquiBuilder II Policies-Changing the Face Amount of Insurance," below. Additional premium payments may increase the Policy Account, which has the effect, under Option A, of reducing the amount at risk and cost of insurance charge while leaving the death benefit unchanged, or, under Option B, of increasing the death benefit while leaving the amount at risk and cost of insurance charge unchanged. See "The Features of EquiBuilder II Policies-Flexible Premium Payments," below.

CHANGING THE FACE AMOUNT OF INSURANCE

  Any time after the first policy year while a policy is in force, the Policy Owner may change the policy's Face Amount. This may be done by sending a written request to American Franklin's Administrative Office. Any change will be subject to American Franklin's approval and the following conditions:

          If the Face Amount is to be increased, satisfactory evidence that the Insured Person is still insurable must be provided. American Franklin's current procedure if the Insured Person has become a more expensive risk is to ask the Policy Owner to confirm that he or she wishes to pay higher cost of insurance charges on the amount of the increase.

          Any increase in the Face Amount must be at least $10,000. Monthly deductions from the Policy Account for the cost of insurance will increase, beginning on the date the increase in the Face Amount takes effect. In addition, a one-time administrative charge for each increase will be made against the Policy Account. This charge is currently $1.50 for each additional $1,000 of insurance up to a maximum charge of $300. An increase in the Face Amount will not increase the maximum surrender charge.

          The Face Amount may not be reduced below the minimum American Franklin requires to issue a policy at the time of the reduction. Monthly charges against the Policy Account for the cost of insurance will decrease if the Face Amount is reduced. If the Face Amount is reduced during the first ten policy years, a pro rata share of the applicable surrender charge will be made against the Policy Account. See "Deductions and Charges-Surrender Charge," below.

  American Franklin's current procedure is to disapprove a requested decrease in the Face Amount if it would cause the alternate death benefit to apply.
Instead, the Policy Owner will be requested to make a partial withdrawal of Net Cash Surrender Value from the Policy Account and then a decrease in the Face Amount. See "The Features of EquiBuilder II Policies-Death Benefits," below.

  American Franklin's current procedure, if the Policy Owner requests a Face Amount decrease when there has been a previous increase in the Face Amount, is to apply the decrease first against the most recent increase in the Face Amount. Decreases will then be applied to prior increases in the Face Amount in the reverse order in which such increases took place, and then to the original Face Amount.

  Policy changes that result in a reduction of the death benefit, such as a decrease in the Face Amount, may cause a policy to become a "modified endowment contract." See "Federal Tax Considerations," below.

CHANGING DEATH BENEFIT OPTIONS

  At any time after the first policy year while a policy is in force, the Policy Owner may change the death benefit option by sending a written request to American Franklin's Administrative Office. If the death benefit is changed from Option A to Option B, the Face Amount will be decreased by the amount in the Policy Account on the date of the change. Such a change may not be permitted if it would reduce the Face Amount below the minimum American Franklin requires to issue a policy at the time of the reduction. If the death benefit is changed from Option B to Option A, the Face Amount of insurance will be increased by the amount in the Policy Account on the date of the change.

  No evidence of insurability will be required for the increase in the Face Amount that occurs when a change is made from Option B to Option A, nor will any charge be made for this increase. No surrender charge is made for the decrease in the Face Amount that occurs when a change is made from Option A to Option B. These increases and decreases in the Face Amount are made so that the amount of the death benefit remains the same on the date of the change. When the death benefit remains the same, there is no change in the net amount at risk, which is the amount on which cost of insurance charges are based (see "Deductions and Charges-Charges Against the Policy Account-Cost of Insurance Charge," below).

WHEN POLICY CHANGES GO INTO EFFECT

  Any change in the Face Amount or death benefit option of a policy will go into effect at the beginning of the policy month following the date American Franklin approves a request for the change. After a request is approved, American Franklin will send the Policy Owner a written notice of the approval showing each change. The Policy Owner should attach this notice to his or her policy. American Franklin may also request that the policy be returned to its Administrative Office so that the appropriate changes may be made.

  In some cases, a change requested by the Policy Owner may not be approved because it might disqualify the policy as life insurance under applicable federal tax law. American Franklin will send the Policy Owner a written notice of its decision to disapprove any requested change for this reason. See "Federal Tax Considerations," below.

FLEXIBLE PREMIUM PAYMENTS

  The Policy Owner may choose the amount and frequency of premium payments, as long as they are within the limits described below. Even though premiums are flexible, the Policy Information page of each policy will show a "planned" periodic premium. The planned premium is determined by the Policy Owner within limits set by American Franklin when the Policy Owner applied for a policy and is not necessarily designed to equal the amount of premiums that will keep the policy in effect. Planned premiums are generally the amount the Policy Owner decides he or she wants to pay and can be changed at any time.

  The Policy Owner must pay a minimum initial premium on or before the date on which the policy is delivered by American Franklin. The insurance will not go into effect until American Franklin receives this minimum initial premium. American Franklin determines the applicable minimum initial premium based on the age, sex and risk class of the Insured Person, the initial Face Amount of the policy and any additional benefits selected. The first premium payment may be made by check or money order payable to "The American Franklin Life Insurance Company." Any additional premiums should be made by check or money order payable to "The American Franklin Life Insurance Company" and should be sent directly to its Administrative Office.

  American Franklin will send the Policy Owner premium reminder notices based on the planned premium unless the Policy Owner requests American Franklin not to do so in his or her application or by writing to American Franklin's Administrative Office. Nevertheless, the Policy Owner may make the planned payment, skip the planned payment or change the frequency or the amount of the payment.

  Generally, the Policy Owner may pay other premiums at any time and in any amount, as long as each payment is at least $100. (Policies issued in some states may have different minimum premium payments.) American Franklin may increase this minimum upon 90 days' written notice. American Franklin may also reject premium payments in a policy year if the payments would cause the policy to cease to qualify as life insurance under federal tax law. See "Federal Tax Considerations," below.

  If the Policy Owner stops paying premiums temporarily or permanently, the policy will continue in effect until the Net Cash Surrender Value can no longer cover the monthly charges against the Policy Account for the benefits selected. In addition, it should be noted that planned premiums may not be sufficient to maintain a policy because of investment experience, policy changes or other factors.

  The tables set forth below under "Illustrations of Death Benefits, Policy Account and Cash Surrender Values, and Accumulated Premiums" illustrate how the key financial elements of EquiBuilder II policies work. The tables show death benefits and Policy Account and Cash Surrender Values with Face Amounts and planned annual premiums of different amounts for Insured Persons of different ages.

ADDITIONAL BENEFITS

  A policy may include additional benefits. A charge will be made against the Policy Account monthly for each additional benefit. These benefits may be cancelled at any time. More details will be included in the policy if any of these benefits are selected. The following additional benefits are currently available:

          DISABILITY WAIVER BENEFIT. With this benefit, monthly charges from the Policy Account are waived if the Insured Person becomes totally disabled on or after the Insured Person's fifth birthday and the disability continues for six months. If the disability starts before the policy anniversary nearest the Insured Person's 60th birthday, American Franklin will waive monthly charges for life as long as the disability continues.
     If the disability starts after that, the charges will be waived only up to the policy anniversary nearest the Insured Person's 65th birthday (as long as the disability continues).

          ACCIDENTAL DEATH BENEFIT. American Franklin will pay an additional benefit if the Insured Person dies from bodily injury that results from an accident, provided the Insured Person dies before the policy anniversary nearest his or her 70th birthday.

          CHILDREN'S TERM INSURANCE. This benefit provides term life insurance on the lives of the Insured Person's children, including natural children, stepchildren and legally adopted children, who have not yet reached their eighteenth birthdays. The charge for this benefit covers all children under eighteen. They are covered only until the Insured Person reaches age 65 or the child reaches age 25, whichever first occurs.

          TERM INSURANCE ON AN ADDITIONAL INSURED PERSON. Term insurance may be obtained for another person, such as the Insured Person's spouse, under a policy. A separate charge will be deducted for each additional insured person.

                         SEPARATE ACCOUNT INVESTMENT CHOICES

  After certain amounts are deducted from each premium, the balance, called the net premium, is put into the Policy Account established for each policy. The net premium is credited to the Policy Account as of the date the premium payment is received at American Franklin's Administrative Office, or, if later, the Register Date. The net premium is credited to the Policy Account prior to deductions of any charges against the Policy Account due on that date. See "Deductions and Charges-Deductions from Premiums," below. The Policy Account will be invested in the Money Market division until the first business day fifteen days after the Issue Date of the policy. At that time, the Policy Account will be allocated to the Guaranteed Interest Division or to one or more of the investment divisions of the Separate Account or both, according to the directions provided in the policy application. These instructions will apply to any subsequent premium until the Policy Owner provides new instructions to American Franklin at its Administrative Office. Premium allocation percentages may be any whole number from zero to 100, but the sum must equal 100. See "The Guaranteed Interest Division," below.

THE SEPARATE ACCOUNT AND ITS INVESTMENT DIVISIONS

  The Separate Account was established on April 9, 1991 under the Insurance Law of the State of Illinois, and is a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940. This registration does not involve any supervision by the Securities and Exchange Commission of the management or investment policies of the Separate Account. A unit investment trust is a type of investment company. The Separate Account meets the definition of a "separate account" under federal securities laws. The Separate Account has a number of investment divisions, each of which invests in shares of a corresponding portfolio of the Variable Insurance Products Fund, the Variable Insurance Products Fund II or the MFS Variable Insurance Trust (individually, a "Fund," and collectively, the "Funds"). Currently, VIP Money Market, VIP High Income, VIP Equity-Income, VIP Growth, VIP Overseas, VIPII Investment Grade Bond, VIPII Asset Manager, VIPII Index 500, VIPII Asset Manager: Growth, VIPII Contrafund, MFS Emerging Growth, MFS Research, MFS Growth With Income, MFS Total Return, MFS Utilities and MFS Value divisions are available for investment under EquiBuilder II policies. The Separate Account also issues interests under EquiBuilder III variable life insurance policies, which have policy features that are similar to those of EquiBuilder II policies but which have a different sales charge structure.

THE FUNDS

  Each of the Funds is a diversified open-end management investment company, more commonly called a mutual fund. As "series" type mutual funds, they issue several different "series" of stock, each of which relates to a different Fund portfolio. Currently an aggregate of sixteen portfolios, each of which has different investment objectives, policies and risks, are available for investment of amounts allocated to the Separate Account.


  The Funds do not impose a sales charge or "load" for buying and selling their shares. The Funds' shares are bought and sold by the Separate Account at net asset value pursuant to agreements between American Franklin and the Funds.


  The Funds sell their shares to separate accounts of insurance companies. See "Voting Rights of a Policy Owner-Voting Privileges of Participants in Other Separate Accounts" for information about measures that will be taken to protect Policy Owners in the event of a conflict of interest between the Separate Account and other separate accounts that invest in the Funds.

  More detailed information about the Funds, their investment policies, risks, expenses and all other aspects of their operations appears in their Prospectuses, which are attached to this Prospectus, and in their Statements of Additional Information referred to therein. See "Deductions and Charges - Charges Against the Funds", below, for additional information relating to expenses of the Funds.

INVESTMENT POLICIES OF THE PORTFOLIOS OF THE FUNDS

  Each portfolio of the Funds has a different investment objective which it tries to achieve by following separate investment policies. The objectives and policies of each portfolio will affect its return and its risks. The investment experiences of the divisions of the Separate Account depend on the performances of the corresponding portfolios. The investment objectives and policies of certain portfolios are similar to the investment objectives and policies of other funds that may be managed by the same investment adviser. The investment results of the portfolios, however, may be higher or lower than the results of such other funds. There can be no assurance, and no representation is made, that the investment results of any of the portfolios will be comparable to the investment results of any other fund, even if the other fund has the same investment adviser. The investment objectives, policies, restrictions and risks of the portfolios of the Funds are described in detail in the Prospectuses for the Funds, which are attached to this Prospectus, and in the Funds' Statements of Additional Information. The policies and objectives of the portfolios of the Variable Insurance Products Fund corresponding to the divisions currently available for investment under EquiBuilder II policies may be summarized as follows:


          VIP MONEY MARKET PORTFOLIO seeks to obtain as high a level of current income as is consistent with preserving capital and providing liquidity. The portfolio will invest only in high-quality U.S. dollar denominated money market securities of domestic and foreign issuers.


          VIP HIGH INCOME PORTFOLIO seeks to obtain a high level of current income by investing primarily in high yielding, lower rated, fixed-income securities, while also considering growth of capital. The portfolio may purchase lower-quality bonds which provide poor protection for payment of principal and interest (commonly referred to as "junk bonds"). For a discussion of the risks of investment in these securities, please see the Prospectus for the Funds, which is attached to the Prospectus.


          VIP EQUITY-INCOME PORTFOLIO seeks reasonable income by investing primarily in income-producing equity securities. In choosing these securities, the portfolio will also consider the potential for capital appreciation. The portfolio's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500 Composite Stock Price Index.


          VIP GROWTH PORTFOLIO seeks to achieve capital appreciation. The portfolio normally purchases common stocks, although its investments are not restricted to any one type of security. Capital appreciation may also be found in other types of securities including bonds and preferred stocks.


          VIP OVERSEAS PORTFOLIO seeks long-term growth of capital primarily
     through investments in foreign securities.   VIP Overseas Portfolio
     provides a means for investors to diversify their own portfolios by participating in companies and economies outside of the United States.

  The policies and objectives of the portfolios of the Variable Insurance Products Fund II corresponding to the divisions currently available for investment under EquiBuilder II policies may be summarized as follows:

          VIPII INVESTMENT GRADE BOND PORTFOLIO seeks as high a level of current income as is consistent with the preservation of capital by investing in a broad range of investment-grade fixed-income securities. The portfolio will maintain dollar-weighted average portfolio maturity of ten years or less.


          VIPII ASSET MANAGER PORTFOLIO seeks a high total return with reduced risk over the long-term by allocating its assets among domestic and foreign stocks, bonds and short-term money market instruments.


          VIPII INDEX 500 PORTFOLIO seeks investment results that correspond to the total return (i.e., the combination of capital changes and income) of common stocks publicly traded in the United States, as represented by Standard & Poor's 500 Composite Stock Price Index, while keeping transaction costs and other expenses low.


          VIPII ASSET MANAGER: GROWTH PORTFOLIO seeks to maximize total return over the long term through investments in stocks, bonds and short-term instruments.


          VIPII CONTRAFUND PORTFOLIO seeks to increase the value of investments over the long term by investing in securities of companies whose value FMR believes is not fully recognized by the public, that are undervalued or out-of-favor.


   The policies and objectives of the portfolios of the MFS Variable Insurance Trust corresponding to the divisions currently available for investment under EquiBuilder II policies may be summarized as follows:

          MFS EMERGING GROWTH PORTFOLIO seeks to provide long-term growth of capital.

          MFS RESEARCH PORTFOLIO seeks to provide long-term growth of capital and future income.

          MFS GROWTH WITH INCOME PORTFOLIO seeks to provide reasonable current income and long-term growth of capital and income.

          MFS TOTAL RETURN PORTFOLIO seeks to provide above-average income (compared to a portfolio invested entirely in equity securities) consistent with the prudent employment of capital, and secondarily to provide a reasonable opportunity for growth of capital and income.

          MFS UTILITIES PORTFOLIO seeks capital growth and current income (income above that available from a portfolio invested entirely in equity securities).

          MFS VALUE PORTFOLIO seeks capital appreciation.


  Except for the VIP Money Market, VIPII Investment Grade Bond, VIPII Index 500 and MFS Growth With Income Portfolios, the portfolios may purchase lower-quality bonds which provide poor protection for payment of principal and interest (commonly referred to as "junk bonds"). These securities are highly speculative. Lower-quality bonds involve greater risk of default or price changes than securities assigned a higher quality rating due to changes in the issuer's creditworthiness. This is an aggressive approach to income investing. For a discussion of the risks of investment in these securities, please see the Prospectuses for the Funds, which are attached to this Prospectus.


  There is no guarantee that any portfolio of the Funds will achieve its objective. In addition, the Funds' Prospectuses advise that no single portfolio constitutes a balanced investment plan.

   BEFORE SELECTING ANY DIVISION, the Policy Owner should carefully read the Prospectuses for the Funds, which include more complete information about each portfolio, including investment objectives and policies, charges and expenses. A Policy Owner may obtain additional copies of the Prospectuses of the Funds by contacting American Franklin's Administrative Office.

   American Franklin may enter into agreements with affiliates of the Funds that provide for reimbursement of American Franklin for certain costs incurred in connection with administering the Funds as variable funding options for the EquiBuilder II policies. Currently, American Franklin and MFS have entered into an arrangement whereby American Franklin receives a fee equal, on an annualized basis, to a percentage of the aggregate net assets of each of the portfolios of the MFS Variable Insurance Trust attributable to the EquiBuilder II policies and certain other variable contracts issued by American Franklin and its affiliates. This fee will not be paid by the portfolios, their shareholders or the Policy Owners.

   Affiliates of FMR may compensate American Franklin or an affiliate for administrative, distribution, or other services relating to the portfolios of the Funds. Such compensation is generally based on assets of the portfolios attributable to the EquiBuilder II policies and certain other variable contracts issued by American Franklin and its affiliates.


OWNERSHIP OF THE ASSETS OF THE SEPARATE ACCOUNT

  Under Illinois law, American Franklin owns the assets of the Separate Account and uses them to support EquiBuilder II policies, other variable life policies and other variable life policies it may issue in the future. The portion of the Separate Account's assets supporting these policies may not be used to satisfy liabilities arising out of any other business of American Franklin. Under certain unlikely circumstances, one investment division of the Separate Account may be liable for claims relating to the operations of another division. In addition to premiums from EquiBuilder II policies, American Franklin may allocate premiums from other policies to the Separate Account. These policy owners will participate in the Separate Account in proportion to the amounts in the Separate Account relating to their policies. American Franklin may also permit charges owed to it to stay in the Separate Account. Thus, American Franklin may also participate proportionately in the Separate Account. These accumulated amounts belong to American Franklin and American Franklin may transfer them from the Separate Account to its General Account at any time.

RIGHT TO CHANGE OPERATIONS

  American Franklin reserves the right to change or add investment companies in which Policy Accounts will be invested and to modify how it or the Separate Account operates. American Franklin intends to comply with applicable law in making any changes and, if necessary, will seek Policy Owner approval. American Franklin has the right to:

          add investment divisions to, or remove investment divisions from, the Separate Account, combine two or more divisions within the Separate Account, or withdraw assets relating to EquiBuilder II policies from one investment division and put them into another;

          register or end the registration of the Separate Account under the Investment Company Act of 1940;

          operate the Separate Account under the direction of a committee or discharge such a committee at any time (the committee may be composed entirely of persons who are "interested persons" of American Franklin within the meaning of the Investment Company Act of 1940);

          restrict or eliminate any voting rights of Policy Owners or other people who have voting rights that affect the Separate Account;

          operate the Separate Account or one or more of its investment divisions in any other form the law allows, including a form that allows the Separate Account to make direct investments. The Separate Account may be charged an advisory fee if its investments are made directly, rather than through an investment company. American Franklin may invest the assets of the Separate Account in any legal investments. In choosing these investments American Franklin will rely on its own or outside counsel for advice. In addition, American Franklin may disapprove any change in investment advisers or in investment policy unless a law or regulation provides differently; and

          modify the provisions of the policies to assure qualification under the pertinent provisions of the Code or to comply with other applicable federal or state laws.

  If any changes are made that result in a material change in the underlying investments of an investment division, Policy Owners will be notified as required by law. American Franklin may, for example, cause an investment division to invest in a mutual fund other than or in addition to the Funds. If, as a result of any such material change, a Policy Owner then wishes to transfer the amount of his or her Policy Account invested in one investment division to another division of the Separate Account or to the Guaranteed Interest Division, he or she may do so without charge, by giving written instructions to American Franklin at its Administrative Office. At the same time, the manner in which net premiums and deductions are allocated may be changed.

                                DEDUCTIONS AND CHARGES

  For information regarding other charges see also "Policy Account Transactions," below.

   American Franklin deducts the charges described below to cover costs and expenses, services provided, and risks assumed under the Policies. The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with the particular Policy. For example, the surrender charge may not fully cover all of the sales and distribution expenses actually incurred by American Franklin, and proceeds from other charges, including the mortality and expense risk charge, may be used in part to cover such expenses.


DEDUCTIONS FROM PREMIUMS

  Any payment received by American Franklin before the Final Policy Date is treated as a premium, unless a policy loan is outstanding and the payment is accompanied by written instructions that it is to be applied to repayment of the policy loan. (See "Policy Account Transactions - Repaying the Loan," below.) The Final Policy Date is the policy anniversary nearest the Insured Person's 95th birthday. Applicable taxes are deducted from all premiums. The balance of each premium (the net premium) is placed in the Policy Account.

  All states and certain other jurisdictions (cities, counties, municipalities) tax premium payments or levy other taxes or charges. Taxes currently range up to 5%. American Franklin deducts the applicable tax from each premium payment. This is a tax to American Franklin, so the Policy Owner cannot deduct it on his or her income tax return. The amount of the tax will vary depending on the jurisdiction in which the Policy Owner resides. Since the tax deduction is a percentage of the premium, the amount of the tax deduction will also vary with the amount of the premium. This deduction for taxes will be increased or decreased to reflect any changes in the applicable taxes. In addition, if a Policy Owner changes his or her place of residence, the deduction will be changed to the tax rate of the new jurisdiction. The Policy Owner should notify American Franklin if he or she changes residence.


CHARGES AGAINST THE POLICY ACCOUNT

  At the beginning of each policy month, the following charges are made against each Policy Account. Additional charges against amounts in the Separate Account are described under "Deductions and Charges-Charges Against the Separate Account," below.

  ADMINISTRATIVE CHARGE. The current charge is $6 per month. This charge is designed to cover the continuing costs of maintaining the EquiBuilder II policies, such as premium billing and collection, claim processing, policy transactions, record keeping, communications with Policy Owners and other expenses and overhead. This charge may be raised to reflect higher costs, but American Franklin guarantees it will never be more than $12 per month. At the beginning of each of the first twelve policy months that a policy is in effect, an additional administrative charge of $24 per month will be deducted. This charge permits American Franklin to recover the costs of issuance and placement of the policy such as application processing, medical examinations, establishment of policy records and underwriting costs (determining insurability and assigning the Insured Person to a risk class).

  COST OF INSURANCE CHARGE. The monthly cost of insurance is American Franklin's current monthly cost of insurance rate multiplied by the amount at risk at the beginning of the policy month divided by $1,000. The amount at risk is the difference between the current death benefit and the amount in the Policy Account. If the current death benefit for the month is increased due to the requirements of federal tax law (see "The Features of EquiBuilder II Policies-Death Benefits," above), the amount at risk for the month will also increase. For this purpose the amount of each Policy Account is determined before deduction of the cost of insurance charge but after all other charges due on that date. The amount of the cost of insurance charge will vary from month to month with changes in the amount at risk and with increasing age of the Insured Person.

  The cost of insurance rate is based on the sex, age and risk class of the Insured Person and the Face Amount size band of the policy at the time of the charge. American Franklin may change these rates from time to time, but they will never be more than the guaranteed maximum rates set forth in a particular policy. The maximum charges are based on the Commissioner's 1980 Standard Ordinary Male and Female Mortality Tables. The table below shows the current and guaranteed maximum monthly cost of insurance rates per $1,000 of amount at risk for a male non-tobacco user at various ages. In Montana and Massachusetts there will be no distinctions based on sex. Congress and the legislatures of various states have from time to time considered legislation that would require insurance rates to be the same for males and females of the same age and risk class. In addition, employers and Employee Organizations should consider the impact of Title VII of the Civil Rights Act of 1964 on the purchase of an EquiBuilder II policy in connection with an employment related insurance or benefit plan. See "Employee Benefit Plans," below. Where required, American Franklin will provide cost of insurance charges that do not distinguish between males and females.


               ILLUSTRATIVE TABLE OF MONTHLY COST OF INSURANCE RATES FOR
                MALE NON-TOBACCO (ROUNDED) PER $1,000 OF AMOUNT AT RISK
                -------------------------------------------------------

                                $50,000 - $199,999                      $200,000 AND OVER
                               FACE AMOUNT SIZE BAND                  FACE AMOUNT SIZE BAND
                               ---------------------                  ---------------------
      ATTAINED             GUARANTEED           CURRENT            GUARANTEED          CURRENT
        AGE               MAXIMUM RATE            RATE            MAXIMUM RATE           RATE
        ---               ------------            ----            ------------           ----
         5                  $ .08               $ .08               $ .08               $ .08
        15                    .11                 .11                 .11                 .10
        25                    .15                 .10                 .15                 .10
        35                    .18                 .11                 .18                 .10
        45                    .38                 .20                 .38                 .17
        55                    .88                 .49                 .88                 .42
        65                   2.14                1.42                2.14                1.20


For a male non-tobacco user, age 35, with a $100,000 Face Amount Option A policy, an initial premium of $1,000, and a 2% premium tax, the cost of insurance for the first month will be $10.90. This example reflects deduction of the current administrative charges ($6 per month plus the additional charge of $24 per month that applies for the first 12 policy months) and uses the current cost of insurance rate ($.11 per $1,000).

  CHARGES FOR ADDITIONAL BENEFITS. The cost of any additional benefits will be deducted monthly. These charges may be changed, but each policy contains tables showing the guaranteed maximum rates for all of these insurance costs.

  CHANGES IN MONTHLY CHARGES. Any changes in the cost of insurance, charges for additional benefits or administrative charges will be by class of Insured Person and will be based on changes in future expectations about such things as investment earnings, mortality, the length of time policies will remain in effect, expenses and taxes.

CHARGES AGAINST THE SEPARATE ACCOUNT

  The amount in the Policy Account which is allocated to the investment divisions of the Separate Account will be reduced proportionately by the following fees and charges, which are allocated to the investment divisions of the Separate Account. These fees and charges will not be made against amounts allocated to the Guaranteed Interest Division.

  MORTALITY AND EXPENSE RISKS. American Franklin makes a charge for assuming mortality and expense risks. American Franklin guarantees that monthly administrative and cost of insurance deductions from the Policy Account will never be greater than the maximum amounts shown in the policy. The mortality risk assumed is that insured persons will live for shorter periods than estimated. When this happens, American Franklin has to pay a greater amount of death benefit than expected in relation to the cost of insurance charges it received. The expense risk assumed is that the cost of issuing and administering policies will be greater than expected. American Franklin makes a daily charge for mortality and expense risks at an effective annual rate of .75% of the value of the assets in the Separate Account attributable to EquiBuilder II policies. This charge is reflected in the unit values for the investment divisions of the Separate Account. See "Policy Account Value-Determination of Unit Value," below. If the money collected from this charge is not needed, it will be to American Franklin's gain and may be used to cover policy distribution expenses.

  TAX RESERVE. American Franklin reserves the right to make a charge in the future for taxes or reserves set aside for taxes, which will reduce the investment income of the investment divisions of the Separate Account. See "Federal Tax Considerations," below.

  CHARGES AGAINST THE FUNDS. The Separate Account purchases shares of the Funds at net asset value. That price reflects investment management fees and other direct expenses that have already been deducted from the assets of the Funds. The Funds do not impose a sales charge.

  For managing each portfolio's investments and business affairs, each portfolio pays FMR or MFS a monthly fee. See the Prospectuses and Statements of Additional Information of the Funds for a description of the way in which these fees are calculated. FMR has entered into sub-advisory agreements with affiliated companies with respect to management of the VIP High Income, VIP Overseas, VIP Money Market, VIPII Asset Manager, VIPII Asset Manager: Growth and VIPII Contrafund Portfolios. The following table shows the management fees, other expenses and total annual expenses paid during fiscal 1997 by each portfolio, expressed as a percentage of average net assets of each portfolio:





                                  MANAGEMENT FEES AFTER EXPENSE    OTHER EXPENSES AFTER EXPENSE         TOTAL
                                          REIMBURSEMENT                 REIMBURSEMENT (3)          ANNUAL EXPENSES (1)
                                  ------------------------------------------------------------------------------------
 VIP Money Market                             0.21%                        0.10%                     0.31%

 VIP High Income                              0.59%                        0.12%                     0.71%

 VIP Equity-Income                            0.50%                        0.08%                     0.58%

 VIP Growth                                   0.60%                        0.09%                     0.69%

 VIP Overseas                                 0.75%                        0.17%                     0.92%

 VIPII Investment Grade Bond                  0.44%                        0.14%                     0.58%

 VIPII Asset Manager                          0.55%                        0.10%                     0.65%

 VIPII Index 500                              0.24%                        0.04%                     0.28%(2)

 VIPII Contrafund                             0.60%                        0.11%                     0.71%

 VIPII Asset Manager:  Growth                 0.60%                        0.17%                     0.77%


                                          17

 MFS Emerging Growth                          0.75%                        0.12%                     0.87%

 MFS Research                                 0.75%                        0.13%                     0.88%

 MFS Growth With Income                       0.75%                        0.25%(4)                  1.00%(4)

 MFS Total Return                             0.75%                        0.25%(4)                  1.00%(4)

 MFS Utilities                                0.75%                        0.25%(4)                  1.00%(4)

 MFS Value                                    0.75%                        0.25%(4)                  1.00%(4)



(1) A portion of the brokerage commissions certain Fidelity Portfolios paid was used to reduce their expenses. In addition, certain Fidelity Portfolios have entered into arrangements with their custodian whereby credits realized, as a result of uninvested cash balances were used to reduce custodian expenses. Including these reductions, total annual expenses would have been: for VIP Equity-Income Portfolio: 0.57%; for VIP Growth Portfolio: 0.67%; for VIP Overseas Portfolio: 0.90%; for VIPII Asset Manager Portfolio: 0.64%; for VIPII Contrafund Portfolio: 0.68%; and for VIPII Asset Manager: Growth Portfolio:
0.76%.


(2) Certain expenses were voluntarily reduced by the investment adviser. Absent reimbursement, management fees, other expenses and total annual expenses would have been 0.27%, 0.13% and 0.40%, respectively, for VIPII Index 500 Portfolio.

(3) Each MFS Portfolio has an expense offset arrangement which reduces the Portfolios' custodian fee based upon the amount of cash maintained by the Portfolio with its custodian and dividend disbursing agent, and may enter into other such arrangements and directed brokerage arrangements (which would also have the effect of reducing the Portfolios' expenses). Any such fee reductions are not reflected under "Other Expenses."

(4) The investment adviser has agreed to bear expenses for these MFS Portfolios, subject to reimbursement by each Portfolio, such that each Portfolio's "Other Expenses" shall not exceed 0.25% of the average daily net assets of the Portfolio during the current fiscal year. Otherwise, 'Other Expenses" and "Total Annual Expenses" for these MFS Portfolios would be:




                                 OTHER EXPENSES          TOTAL ANNUAL EXPENSES
                                 --------------          ---------------------
 MFS Growth With Income                0.35%                    1.10%
 MFS Total Return                      0.27%                    1.02%
 MFS Utilities                         0.45%                    1.20%
 MFS Value                             1.33%                    2.08%


  See the Prospectuses and the Statements of Additional Information of the Funds for more information about the services provided by and the fees paid to FMR, MFS and affiliated companies.


SURRENDER CHARGE

   If a policy is totally surrendered, or, in some instances, if the Face Amount of the policy is reduced or the policy is permitted to lapse during the first ten policy years, a surrender charge is imposed as a means to recover sales expenses. See "Distribution of the Policies," below. The amount of the surrender charge will vary depending on the policy year in which the redemption occurs and the amount of premium paid. No surrender charge will be applicable after the tenth policy year. If during the first ten policy years a policy is not surrendered or permitted to lapse and the Face Amount is not reduced, no surrender charge will be incurred.

  The surrender charge is a contingent deferred sales load. It is a contingent load because it is imposed only if the Policy Owner surrenders his or her policy (or reduces its Face Amount or lets it lapse) during the first ten policy years. It is a deferred load because it is not deducted from premiums. The amount of the load in a policy year is not necessarily related to actual sales expense in that year. See "Distribution of the Policies," below.

  The surrender charge is the difference between the amount in a particular Policy Account and the Cash Surrender Value of the related policy during the first ten policy years.

  In the first ten policy years, a surrender charge will be imposed if the Policy Owner:

          totally surrenders his or her policy for its Net Cash Surrender Value;

          reduces the Face Amount of his or her policy; or

          lets his or her policy lapse.


  Surrender charges are based on Target Premiums. Target Premiums are not based on the "planned" premium the Policy Owner determines. See "The Features Of EquiBuilder II Policies-Flexible Premium Payments." Target Premiums are based on the age and sex of the Insured Person, the initial Face Amount of the policy and the types and amounts of any additional benefits included in the policy.
Payment of the Target Premium does not guarantee that the policy will remain in effect.


  The maximum surrender charge for a policy will be shown on the Policy Information page of a policy and will equal 50% of one Target Premium. This maximum will not vary based on the amount of premiums paid or when they are paid. At the end of the sixth policy year, and at the end of each of the four succeeding policy years, the maximum surrender charge is reduced by an amount equal to 20% of the initial maximum surrender charge. After the end of the tenth policy year, there is no surrender charge.

  Subject to the maximum surrender charge, the surrender charge is calculated based on actual premium payments. The surrender charge equals 30% of premium payments made during the first policy year up to the amount of one Target Premium and 9% of any additional premiums paid during the first ten policy years, but not more than 50% of one Target Premium.

  Paying less than one Target Premium in the first policy year will reduce the surrender charge only if not more than approximately five Target Premiums are paid before surrender or lapse (i.e., only if the maximum surrender charge is not reached). However, structuring payments in this manner will increase the risk that a policy will lapse (and that a surrender charge will be incurred that would not have been incurred if the policy had remained in force). If payments are structured in this manner, the amounts in the Policy Account would need to receive favorable investment performance for the policy not to lapse. In addition, paying less premiums may increase cost of insurance charges (which are based on amount at risk). Attempting to structure the timing and amount of premium payments to reduce the potential surrender charge below the maximum is not recommended.

EXAMPLE: Assume the purchase of a $200,000 initial Face Amount policy for a male age 40. This policy would have a Target Premium of $2,280 and a maximum surrender charge of $1,140 ($2,280 x 50%). Also, assume that all premium payments are made at the beginning of each policy year. The following table shows the surrender charge which would apply under different premium payment assumptions if surrender of the policy were to occur during the indicated policy year:


      DURING YEAR        PREMIUM         CHARGE            PREMIUM              CHARGE                PREMIUM           CHARGE
           1             $3,000           $749             $2,280                $684                 $1,140             $342
           2              3,000          1,019              2,280                 889                  3,420              650
           3              3,000          1,140              2,280               1,094                  2,280              855
           4              3,000          1,140              2,280               1,140                  2,280            1,060
           5              3,000          1,140              2,280               1,140                  2,280            1,140
           6              3,000          1,140              2,280               1,140                  2,280            1,140
           7              3,000            912              2,280                 912                  2,280              912
           8              3,000            684              2,280                 684                  2,280              684
           9              3,000            456              2,280                 456                  2,280              456
          10              3,000            228              2,280                 228                  2,280              228

The maximum surrender charge will be reduced by the amount of any pro rata surrender charge previously imposed in connection with a decrease in the Face Amount of a policy.

  During the first ten policy years, a decrease in the Face Amount of a policy may be considered a partial surrender and American Franklin will deduct a portion of the surrender charge. If the Face Amount of a policy is increased and then decreased, a surrender charge will apply only to a decrease below the original Face Amount (i.e., the Face Amount at the Issue Date). Generally, the pro rata surrender charge for a partial surrender will be determined by dividing the amount of the Face Amount decrease (excluding the portion that merely reverses a prior increase) by the original Face Amount and multiplying the fraction by the surrender charge which would apply if the policy were surrendered.

  For example, assume that a policy is issued for a male age 40 with a Face Amount of $200,000. In the third policy year, the Policy Owner decides to decrease this Face Amount by $100,000. Assume also that an annual premium of $3,000 was paid for each of the first three policy years and that the maximum surrender charge for the third policy year is $1,140. To determine the portion of the surrender charge:

          Divide the amount of the Face Amount decrease by the initial Face Amount. ($100,000 DIVIDED BY $200,000 = .5)

          Then multiply this fraction by the maximum surrender charge in effect before the decrease.

          Pro rata surrender charge = .5 x $1,140 = $570.

Thus, the Policy Owner would be charged $570 for decreasing the Face Amount of this policy from $200,000 to $100,000 during the third policy year. The maximum surrender charge payable in the future will be reduced proportionately.
American Franklin would send the Policy Owner a new Policy Information page that shows the new maximum charges. The Policy Owner will pay the maximum only if he or she surrenders the policy or lets the policy lapse after paying enough premiums to reach the maximum.

OTHER TRANSACTION CHARGES

  In addition to the deductions and charges described above, fees for certain policy transactions are charged against the Policy Account:

          PARTIAL WITHDRAWAL OF NET CASH SURRENDER VALUE. There is an administrative charge that is currently $25 or 2% of the amount withdrawn, whichever is less, each time a partial withdrawal is made. See "Policy Account Transactions-Withdrawing Money from the Policy Account," below.

          INCREASE IN THE FACE AMOUNT OF INSURANCE. There is an administrative charge that is currently $1.50 for each $1,000 of increase up to a maximum charge of $300. See "The Features of EquiBuilder II Policies-Changes in EquiBuilder II Policies," above.

          TRANSFERS. If more than four transfers of Policy Account value are made in a policy year among investment divisions, a charge of up to a maximum of $25 for each additional transfer in that policy year may be made. However, if all of the assets are transferred to the Guaranteed Interest Division, no transfer charge will be imposed. See "Policy Account Transactions-Transfers of Policy Account

     Value Among Investment Divisions," below. A request for transfer involving the simultaneous transfer of funds from or to more than one investment division will be considered one transfer.

          ILLUSTRATIONS. If, after a policy is issued, a Policy Owner requests more than one illustration of projected death benefits and Policy Account and Cash Surrender Values in a policy year, a fee may be charged. See "Illustrations of Death Benefits, Policy Account and Cash Surrender Values and Accumulated Premiums," below.

The fees for partial withdrawals, increases in face amount and transfers are guaranteed never to exceed the amounts stated above. See also "Deductions and Charges-Surrender Charge," above.

ALLOCATION OF POLICY ACCOUNT CHARGES

  Generally, charges against each Policy Account for monthly charges or certain transaction fees are allocated among the investment divisions of the Separate Account and the unloaned portion of the Guaranteed Interest Division in accordance with the deduction allocation percentages specified by the Policy Owner in his or her application or in accordance with subsequent instructions received by American Franklin from the Policy Owner. However, deductions for the first policy month will generally be made from the Money Market division. See "Separate Account Investment Choices."

  Allocation percentages for deductions may be any whole numbers (from zero to one hundred) which add up to one hundred. A Policy Owner may change deduction allocation percentages by giving instructions to American Franklin at its Administrative Office. Changes will be effective as of the date they are received by American Franklin.

  Charges for partial withdrawals of Net Cash Surrender Value and transfers of Policy Account values will be subtracted equally among the divisions from which the transactions were made. If American Franklin cannot make a charge as described above, it will make the charge based on the proportion that the unloaned amounts in the Guaranteed Interest Division, if any, and the amounts in the investment divisions of the Separate Account bear to the total unloaned value of the Policy Account.

                                 POLICY ACCOUNT VALUE

  The amount in a Policy Account is the sum of the amounts allocated to the Guaranteed Interest Division and to the various investment divisions of the Separate Account. The amount in a Policy Account also reflects various deductions and charges. Monthly charges are made as of the first day of each policy month. Transaction charges or surrender charges are made as of the effective date of the transaction (for example, administrative charges for increases in Face Amount are made as of the next monthly policy anniversary after American Franklin approves the Policy Owner's request).

  Charges against the Separate Account are reflected daily. Any amount allocated to an investment division of the Separate Account will increase or decrease depending on the investment experience of that division. For amounts allocated to the investment divisions of the Separate Account, there is no guaranteed minimum cash value. The value of amounts in a Policy Account allocated to the Guaranteed Interest Division is guaranteed. See "The Guaranteed Interest Division," below.

AMOUNTS IN THE SEPARATE ACCOUNT

  Amounts allocated, transferred or added to the investment divisions of the Separate Account are used to purchase units representing undivided interests in the various divisions. The amount in each division is represented by the value of the units credited to the Policy Account for that division. The number of units purchased or redeemed in an investment division of the Separate Account is calculated by dividing the dollar amount of the transaction by the division's unit value next calculated at the close of business on the date of the transaction (see "Additional Information About EquiBuilder II Policies-Policy Periods, Anniversaries, Dates and Ages," below, regarding the date that the net amount of the initial premium is credited to the Policy Account and interim allocation of the initial net premium and any other net premium received prior to the time that 15 days have elapsed after the Issue Date, and see "Policy Account Transactions" and "The Guaranteed Interest Division-Transfers from the Guaranteed Interest Division," below, regarding the effective dates of Policy Account transactions). The number of units for an investment division at any time is the number of units purchased less the number of units redeemed.

The value of units fluctuates with the investment performance of the corresponding portfolio of a Fund, which reflects the investment income and realized and unrealized capital gains and losses of the portfolio and the Fund's expenses. The unit values also reflect charges American Franklin makes against the Separate Account. The number of units credited to a Policy Account, however, will not vary because of changes in unit values. On any given day, the value a Policy Account has in an investment division of the Separate Account is the unit value times the number of units credited to the Policy Account in that division. The units of each investment division of the Separate Account have different unit values.

  Units of an investment division are purchased when the Policy Owner allocates premiums, repays loans or transfers amounts to that division. Units are redeemed or sold when the Policy Owner makes withdrawals or transfers amounts from an investment division of the Separate Account (including transfers for loans) and to pay the death benefit when the Insured Person dies. American Franklin also redeems units for monthly charges or other charges from the Separate Account.

DETERMINATION OF THE UNIT VALUE

  American Franklin determines unit values for each investment division of the Separate Account at the end of each business day. Generally, a business day is any day American Franklin is open and the New York Stock Exchange is open for trading. American Franklin will not process any policy transactions as of any day that is not a business day other than to issue a policy anniversary report, make monthly charge deductions and pay the death benefit under a policy. For purposes of receiving Policy Owner requests, American Franklin is open from 8:00 a.m. to 3:00 p.m., Springfield, Illinois time. The initial unit value for each investment division was set at $100. Subsequently, the unit value for any business day is equal to the unit value for the preceding business day multiplied by the net investment factor for that division on that business day.
  American Franklin determines a net investment factor for each investment division every business day as follows:

          First, the value of the shares belonging to the division in the corresponding Fund portfolio at the close of business that day is determined (before giving effect to any policy transactions for that day, such as premium payments or surrenders). For this purpose, American Franklin uses the share value reported to it by the Fund;

          Next, any dividends or capital gains distributions paid by the Fund for the corresponding portfolio on that day are added;

          Then, this sum is divided by the value of the amounts in the investment division at the close of business on the immediately preceding business day (after giving effect to any policy transactions on that day);

          Then, a daily asset charge for each calendar day between business days is subtracted (for example, a Monday calculation may include charges for Saturday and Sunday). The daily charge is .00002063, which is an effective annual rate of .75%. This charge is for mortality and expense risks assumed by American Franklin under the policy;

          Finally, any daily charge for taxes or amounts set aside as a reserve for taxes is subtracted.

  Generally, this means that unit values are adjusted to reflect what happens to the Funds, and also for the mortality and expense risk charge and any charge for taxes.

                             POLICY ACCOUNT TRANSACTIONS

  The transactions described below may have different effects on the Policy Account, death benefit, Face Amount or cost of insurance. The Policy Owner should consider the net effects before combining Policy Account transactions. See "The Features of EquiBuilder II Policies-Changes in EquiBuilder II Policies," above. Certain transactions also entail charges. For information regarding other charges, see "Deductions And Charges," above.

CHANGING PREMIUM AND DEDUCTION ALLOCATION PERCENTAGES

  A Policy Owner may change the allocation percentages of his or her net premiums or of his or her monthly deductions by giving instructions to American Franklin at its Administrative Office. These changes will go into effect as of the date American Franklin receives the request at its Administrative Office and will affect transactions on and after that date.

TRANSFERS OF POLICY ACCOUNT VALUE AMONG INVESTMENT DIVISIONS

  A Policy Owner may transfer amounts from any investment division of the Separate Account to any other investment division of the Separate Account or to the Guaranteed Interest Division. A Policy Owner may make up to four transfers of Policy Account value among investment divisions of the Separate Account in each policy year without charge. Depending on the overall cost of performing these transactions, American Franklin may charge up to a current maximum of $25 for each additional transfer, except that no charge will be imposed for a transfer of all amounts in the investment divisions of the Separate Account to the Guaranteed Interest Division. If all amounts are in the Guaranteed Interest Division, the policy will not vary for investment experience. To make a transfer, the Policy Owner should give instructions to American Franklin at its Administrative Office.

  If a charge is imposed for making a transfer, American Franklin will allocate the charge as described under "Deductions And Charges-Allocation of Policy Account Charges," above. All simultaneous transfers included in one transfer request count as one transfer for purposes of any fee.

  A transfer from an investment division of the Separate Account will take effect as of the date American Franklin receives instructions to make the transfer. The minimum amount American Franklin will transfer on any date will be shown on the Policy Information page in each policy and is usually $500.
This minimum need not come from any one investment division or be transferred to any one investment division as long as the total amount transferred that day equals or exceeds the minimum. However, American Franklin will transfer the entire amount in any investment division of the Separate Account even if it is less than the minimum specified in a policy. Policy Owners should note that future premiums will continue to be allocated to investment divisions of the Separate Account or the Guaranteed Interest Division in accordance with existing allocations unless instructions are also given with respect to changing them.

  Special rules apply to transfers from the Guaranteed Interest Division. See "The Guaranteed Interest Division-Transfers From The Guaranteed Interest Division," below.

BORROWING FROM THE POLICY ACCOUNT

  At any time that a policy has a Net Cash Surrender Value, the Policy Owner may borrow money from American Franklin using only his or her policy as security for the loan. The maximum aggregate amount that will be loaned is equal to 90% of the Cash Surrender Value of the policy on the date the request for a loan is received by American Franklin at its Administrative Office. Any new loan must be at least the minimum amount shown on the Policy Information page of a policy, usually $500. Any amount that secures a loan remains part of the Policy Account but is assigned to the Guaranteed Interest Division. This loaned amount earns interest at a rate that American Franklin expects will be different from the interest rate for unloaned amounts in the Guaranteed Interest Division. See "Federal Tax Considerations-Policy Proceeds," below, with respect to the federal income tax consequences of a loan.

LOAN REQUESTS

  Requests for loans should be made to American Franklin at its Administrative Office. The Policy Owner may specify how much of the loan should be taken from the unloaned amount, if any, of his or her Policy Account allocated to the Guaranteed Interest Division and how much should be taken from the amounts allocated to the investment divisions of the Separate Account. If a loan is requested from an investment division of the Separate Account, American Franklin will redeem units sufficient to cover that part of the loan and transfer the amount to the loaned portion of the Guaranteed Interest Division. The amounts in each division will be determined as of the day American Franklin receives the request for a loan at its Administrative Office.

  If the Policy Owner does not specify how to allocate a loan, the loan will be allocated according to the Policy Owner's deduction allocation percentages. If the loan cannot be allocated based on these percentages, American Franklin will allocate it based on the proportions of the unloaned amount, if any, of the Policy Owner's Policy Account allocated to the Guaranteed Interest Division and the respective amounts allocated to each investment division of the Separate Account to the unloaned value of the Policy Account.

POLICY LOAN INTEREST

  Interest on a policy loan accrues daily at an adjustable interest rate. American Franklin determines the rate at the beginning of each policy year. The same rate applies to any outstanding policy loans and any new amounts borrowed during the year. American Franklin will notify the Policy Owner of the current rate when a loan is requested. American Franklin determines loan rates as follows. The maximum rate is the greater of:

          5-1/2% ; or

          the "Published Monthly Average" for the calendar month that ends two months before the interest rate is set. The "Published Monthly Average" is the Monthly Average Corporates yield shown in Moody's Corporate Bond Yield Averages published by Moody's Investor Services, Inc.

  If this average is no longer published, American Franklin will use any successor or the average established by the insurance supervisory official of the jurisdiction in which the policy is delivered. American Franklin will not charge more than the maximum rate permitted by applicable law. American Franklin may also set a rate lower than the maximum.

  Any change in the rate from one year to the next will be at least 1/2 of 1%. The current loan interest rate will only change, therefore, if the Published Monthly Average differs from the previous loan interest rate by at least 1/2 of 1%. American Franklin will give advance notice of any increase in the interest rate on any loans outstanding.

WHEN INTEREST IS DUE

  Interest is due on each policy anniversary. If interest is not paid when it is due, it will be added to the outstanding loan and allocated based on the deduction allocation percentages for the Policy Account then in effect. This means American Franklin makes an additional loan to pay the interest and transfers amounts from the investment divisions of the Separate Account and the unloaned portion of the Guaranteed Interest Division to make the loan. If American Franklin cannot allocate the interest based on these percentages, it will allocate it as described above for allocating the loan.

REPAYING THE LOAN

  All or part of a policy loan may be repaid at any time while the Insured Person is alive and a policy is in force, provided that any loan repayment currently must be at least $100 (unless the amount of the outstanding loan and loan interest is less than $100). While a policy loan is outstanding, American Franklin will apply all amounts it receives in respect of that policy as a premium unless the payment is accompanied by written instructions that it is to be applied to repayment of the policy loan.

  American Franklin will first allocate loan repayments to the Guaranteed Interest Division until the amount of any loans originally allocated to that division is repaid. For example, if a Policy Owner borrowed $500 from the Guaranteed Interest Division and $500 from the Equity-Income Division, no repayments may be allocated to the Equity-Income Division until the $500 borrowed from the Guaranteed Interest Division is repaid. After this amount has been repaid, the Policy Owner may specify how subsequent repayments should be allocated. If the Policy Owner does not give instructions, American Franklin will allocate repayments based on current premium allocation percentages at the time repayment is made.

THE EFFECTS OF A POLICY LOAN ON THE POLICY ACCOUNT

  A loan against a policy will have a permanent effect on the value of the Policy Account and, therefore, on benefits under the policy, even if the loan is repaid. When a loan is made against a policy, the amount of the loan is set aside in the Guaranteed Interest Division where it earns a declared rate for loaned amounts. The loan amount will not be available for investment in the investment divisions of the Separate Account or in the unloaned portion of the Guaranteed Interest Division.

  The interest rate for loaned amounts in the Guaranteed Interest Division is expected to be different from the rate that applies to unloaned amounts in the Guaranteed Interest Division. Generally, it will be 2% less than the interest rate charged on the loan, minus any charge for taxes or reserves for taxes, but never less than 4-1/2%. Each month, this interest is added to unloaned amounts of the Policy Account in the Guaranteed Interest Division.

  The impact of a loan on a Policy Account will depend, on one hand, on the investment experience of the investment divisions of the Separate Account and the rates declared for the unloaned portion of the Guaranteed Interest Division and, on the other hand, the rates declared for the loaned portion of the Guaranteed Interest Division. For example, if $1,000 is borrowed against $5,000 in the Money Market Division, the $1,000 will be set aside in the Guaranteed Interest Division. This $1,000 would not be affected by any increases or decreases in the value of units in the Money Market Division. However, the $1,000 earns interest at a declared interest rate.

LAPSE OF THE POLICY

  A policy loan may also affect the amount of time that the insurance provided by a policy remains in force. For example, a policy may lapse more quickly when a loan is outstanding because the loaned amount cannot be used to cover the monthly charges that are made against the Policy Account. If these charges exceed the Net Cash Surrender Value of the policy, then the lapse provisions of the policy will apply. Since the policy permits loans up to 90% of the Cash Surrender Value, additional premium payments may be required to keep the policy in force if the maximum amount is borrowed. For more information about these provisions, see "Additional Information About EquiBuilder II Policies-Lapse of the Policy," below.

WITHDRAWING MONEY FROM THE POLICY ACCOUNT

After a policy has been in effect for a year, the Policy Owner may request a partial withdrawal of the Net Cash Surrender Value by making a written request to American Franklin at its Administrative Office. Any withdrawal is subject to certain conditions. It must:

          be at least $500;

          not cause the death benefit to fall below the minimum for which American Franklin would issue the policy at the time (see "Policy Account Transactions-The Effects of a Partial Withdrawal," below); and

          not cause the policy to fail to qualify as life insurance under applicable tax law.

  The Policy Owner may specify how much of the withdrawal he or she wants taken from each investment division. If no instructions are given, American Franklin will make the withdrawal on the basis of the then current deduction allocation percentages. If American Franklin cannot withdraw the amount based on the Policy Owner's directions or on the deduction allocation percentages, American Franklin will withdraw the amount based on the proportions of the unloaned amount, if any, of the Policy Account allocated to the Guaranteed Interest Division and the respective amounts allocated to the investment divisions of the Separate Account to the total unloaned value of the Policy Account. For example, if 50% of a Policy Account is in the Guaranteed Interest Division and 50% is in the Money Market Division and the Policy Owner wants to withdraw $1,000, American Franklin would take $500 from each division.

WITHDRAWAL CHARGES

  When a partial withdrawal of Net Cash Surrender Value is made, a current expense charge of $25 or 2% of the amount withdrawn, whichever is less, will be charged against the Policy Account. This charge will be allocated equally among the divisions from which the withdrawal was made. If the charge cannot be allocated in this manner, it will be allocated as described under "Deductions And Charges-Allocation of Policy Account Charges," above.

THE EFFECTS OF A PARTIAL WITHDRAWAL

  A partial withdrawal of Net Cash Surrender Value reduces the amount in the Policy Account. It also reduces the Cash Surrender Value and the death benefit on a dollar-for-dollar basis. If the death benefit based on a percentage multiple applies, the reduction in death benefit can be greater. See "The Features of EquiBuilder II Policies-Death Benefits," above. If death benefit Option A is selected, the Face Amount of the policy will also be reduced so there will be no change in the amount at risk. No pro rata surrender charge will be deducted in connection with a reduction in Face Amount made in connection with a partial withdrawal of Net Cash Surrender Value. An endorsement will be sent to the Policy Owner to reflect this change. The Policy Owner may be asked to return the policy to American Franklin's Administrative Office to make a change. A partial withdrawal will not affect the Face Amount of the policy if death benefit Option B is in effect. The withdrawal and these reductions will be effective as of the date American Franklin receives the request at its Administrative Office. See "Federal Tax Considerations-Tax Treatment of Policy Benefits," below, for the tax consequences of a partial withdrawal. A policy loan may be more advantageous if the Policy Owner's need for cash is temporary.

SURRENDERING THE POLICY FOR ITS NET CASH SURRENDER VALUE

  During the first ten policy years, the Cash Surrender Value of a policy is the amount in the Policy Account minus the surrender charge described under "Deductions And Charges-Surrender Charge," above. After ten policy years, the Cash Surrender Value and Policy Account are equal. During the initial policy years, the applicable surrender charge may represent a substantial portion of the premiums paid. See "Illustrations of Death Benefits, Policy Account and Cash Surrender Values, and Accumulated Premiums," below.

  A policy may be surrendered for its Net Cash Surrender Value at any time while the Insured Person is living. This may be done by sending a written request in form satisfactory to American Franklin and the policy to American Franklin at its Administrative Office. The Net Cash Surrender Value of the policy equals the Cash Surrender Value minus any outstanding loan and loan interest. American Franklin will compute the Net Cash Surrender Value as of the date a request for surrender and the policy are received by American Franklin at its Administrative Office, and all insurance coverage under the policy will end on that date. See "Federal Tax Considerations - Tax Treatment of Policy Benefits," below, for the tax consequences of a surrender.

                           THE GUARANTEED INTEREST DIVISION

  A Policy Owner may allocate some or all of a Policy Account to the Guaranteed Interest Division, which is part of American Franklin's General Account and pays interest at a declared rate guaranteed by American Franklin for each policy year. The principal, after charges, is also guaranteed by American Franklin. The General Account supports American Franklin's insurance and annuity obligations. Because of applicable exemptive and exclusionary provisions, interests in the Guaranteed Interest Division have not been registered under the Securities Act of 1933, and neither the Guaranteed Interest Division nor the General Account has been registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the General Account, the Guaranteed Interest Division nor any interests therein are generally subject to regulation under the 1933 Act or the 1940 Act. American Franklin has been advised that the staff of the Securities and Exchange Commission has not made a review of the disclosures which are included in this Prospectus which relate to the General Account and the Guaranteed Interest Division. These disclosures, however, may be subject to certain generally applicable provisions of the federal securities law relating to the accuracy and completeness of statements made in a prospectus.

AMOUNTS IN THE GUARANTEED INTEREST DIVISION

  A Policy Owner may accumulate amounts in the Guaranteed Interest Division by:

          allocating net premiums and loan repayments;

          transferring amounts from the investment divisions of the Separate Account; or

          earning interest on amounts already allocated to the Guaranteed Interest Division.

  The amount allocated to the Guaranteed Interest Division at any time is the sum of all net premiums and loan repayments allocated to that division and all transfers and earned interest, and includes amounts securing any policy loan outstanding. This amount is reduced by amounts transferred or withdrawn from and charges allocated to this division.

INTEREST ON AMOUNTS IN THE GUARANTEED INTEREST DIVISION

  American Franklin pays a declared interest rate on all amounts in the Guaranteed Interest Division. At policy issuance and prior to each policy anniversary, American Franklin declares the rates that will apply to amounts in the Guaranteed Interest Division for the following policy year. Different rates are paid on unloaned and loaned amounts in the Guaranteed Interest Division. These annual interest rates will never be less than the minimum guaranteed interest rate of 4-1/2%. Interest is compounded daily at an effective annual rate that equals the declared rate for each policy year.

  At the end of each policy month, American Franklin will credit interest to amounts in the Guaranteed Interest Division in the following way:

          amounts in the Guaranteed Interest Division during the entire policy month are credited with interest from the beginning to the end of the month;

          amounts added to the Guaranteed Interest Division during the month from net premiums or loan repayments are credited with interest from the date American Franklin receives them. The only exception to this rule applies to the initial net premium payment. American Franklin will allocate the initial net premium to the Money Market division until 15 days after the Issue Date (any other net premium received during this period will be allocated in the same way), and will then allocate the amounts in the Policy Account to the Guaranteed Interest Division and the investment divisions of the Separate Account in accordance with the Policy Owner's premium allocation percentages. See "Additional Information About EquiBuilder II-Policy Periods, Anniversaries, Dates and Ages," below;

          amounts transferred to the Guaranteed Interest Division are credited with interest from the date of the transfer to the end of the month; and

          amounts charged against or withdrawn from the Guaranteed Interest Division are credited with interest from the beginning of the policy month to the date of the charge or withdrawal.

  Interest credited to any loaned amounts in the Guaranteed Interest Division is allocated to the unloaned portion of the Guaranteed Interest Division.

TRANSFERS FROM THE GUARANTEED INTEREST DIVISION

  A Policy Owner may request a transfer of unloaned amounts in the Guaranteed Interest Division to one or more of the investment divisions of the Separate Account. American Franklin will make the transfer as of the date a written request for transfer is received, provided that the request is received within 30 days after a policy anniversary. The maximum amount that may be transferred is the greater of 25% of the unloaned value in the Guaranteed Interest Division on the date the transfer takes effect or the minimum transfer amount shown in the policy when it is issued. The smallest amount that may be transferred is the lesser of the unloaned value in the Guaranteed Interest Division on the date the transfer takes effect or the minimum transfer amount shown in the policy.

                 ADDITIONAL INFORMATION ABOUT EQUIBUILDER II POLICIES

RIGHT TO EXAMINE THE POLICY

  Each Policy Owner has a right to examine the policy. If for any reason the Policy Owner is not satisfied with it, he or she may cancel the policy within the time limits described below. The Policy

Owner may cancel the policy by sending it with a written request to cancel to American Franklin's Administrative Office.


          A request to cancel the policy must be postmarked no later than the latest of the following two dates:



          10 days after the Policy Owner receives his or her policy; or


          45 days after the Policy Owner signs Part 1 of the policy application.

  If the Policy Owner cancels the policy, American Franklin will, within seven days of receipt of the policy and a duly executed, timely notice of cancellation, refund an amount equal to the premiums paid.

  Insurance coverage ends when a Policy Owner sends a request for cancellation.

LAPSE OF THE POLICY

  If the Net Cash Surrender Value of a policy is insufficient to pay the charges that are made against the Policy Account each month, or if the total of any policy loan plus loan interest exceeds the Cash Surrender Value of a policy, American Franklin will commence procedures to terminate the policy. American Franklin will notify the Policy Owner and any assignee shown on its records in writing that the Net Cash Surrender Value is insufficient to pay monthly charges or that an outstanding policy loan plus loan interest exceeds the Cash Surrender Value of the policy, that a grace period has begun during which the Policy Owner must pay an additional premium to prevent lapse of the policy, and that a specified amount of premium, which will cover estimated monthly charges for three months, must be paid to avoid lapse of the policy. The grace period extends for 61 days beginning on the day American Franklin sends the Policy Owner notice that the grace period is starting.

  If American Franklin receives payment of at least the stipulated amount before the end of the grace period, the amount paid will be used to satisfy the overdue charges. Any balance left will be placed in the Policy Account and allocated in the same manner as previous premium payments. A payment of less than the Stipulated Amount received before the end of the grace period will be applied to overdue charges but will not prevent lapse of the policy.

  If American Franklin does not receive payment within the 61 days, the policy will lapse without value. American Franklin will withdraw any amount left in the Policy Account and apply this amount to the charges owed to it, including any applicable surrender charge.

  If the Insured Person dies during the grace period, American Franklin will pay the insurance benefits to the beneficiary, minus any outstanding policy loan and loan interest and overdue charges.

REINSTATEMENT OF THE POLICY

  A Policy Owner may reinstate his or her policy within three years after it lapses if:

          evidence is provided that the Insured Person is still insurable; and

          a premium payment sufficient to keep the policy in force for three months after the date it is reinstated is paid to American Franklin.

  The effective date of the reinstated policy will be the beginning of the policy month which coincides with or follows the date American Franklin approves the reinstatement application. Upon reinstatement, the maximum surrender charge for the policy will be reduced by the amount of all surrender charges previously imposed on the policy, and for purposes of determining any future surrender charges on the policy, the policy will be deemed to have been in effect since the original Register Date. Previous loans will not be reinstated.

POLICY PERIODS, ANNIVERSARIES, DATES AND AGES

  Policy years, policy months and policy anniversaries are measured from the Register Date shown on the Policy Information page in the policy. Each policy month begins on the same day in each calendar month as the day of the month of the Register Date. For purposes of receiving Policy Owner requests, American Franklin is open from 8:00 a.m. to 3:00 p.m., Springfield, Illinois time.

  The Register Date is the earlier of the Issue Date or the Date of Payment.
The Date of Payment will normally be the day of receipt of a check for the full initial premium at American Franklin's Administrative Office. The Issue Date, shown on the Policy Information page of each policy, is the date a policy is actually issued, and depends on the underwriting and other requirements for issuing a particular policy. Contestability is measured from the Issue Date, as is the suicide exclusion.

  The initial net premium will be put in the Policy Account as of the Date of Payment. The initial net premium will be allocated to the Money Market division of the Separate Account, regardless of the Policy Owner's premium allocation percentages, until the first business day 15 days after the Issue Date. Any other net premium received during that period will also be allocated to the Money Market division. On the first business day 15 days after the Issue Date, the amount in the Policy Account will be reallocated in accordance with the Policy Owner's premium allocation percentages. Charges and deductions under the policy are first made as of the Register Date. See "The Features of EquiBuilder II Policies-Death Benefits," above, regarding the commencement of insurance coverage.

  The Final Policy Date is the policy anniversary nearest the Insured Person's 95th birthday. The policy ends on that date if the Insured Person is still alive and the maturity benefit is paid.

  Generally, references in this Prospectus to the age of the Insured Person refer to his or her age on the birthday nearest to that particular date.

                              FEDERAL TAX CONSIDERATIONS

INTRODUCTION

  The following summary provides a general description of the federal income tax considerations associated with your purchase of the Policy and does not purport to be complete or to cover all situations. American Franklin advises that counsel or other competent tax advisors should be consulted for more complete information. This discussion is based upon American Franklin's understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service (the "Service"). No representation is made as to the likelihood of continuation of the present federal income tax laws or of the current interpretations by the Service.

TAX STATUS OF THE POLICY

  Code section 7702 sets forth the definition of a life insurance contract for federal tax purposes. The Secretary of the Treasury (the "Treasury") is authorized to prescribe regulations implementing section 7702. While proposed regulations and other interim guidance has been issued, final regulations have not been adopted. In short, guidance as to how section 7702 is to be adopted is limited. If a Policy were determined not to be a life insurance contract for purposes of section 7702, such Policy would not qualify for the favorable tax treatment normally provided to a life insurance policy.

  With respect to a Policy issued on the basis of a standard rate class, American Franklin believes (largely in reliance on IRS Notice 88-128 and the proposed regulations under section 7702, issued on July 5, 1991) that such a Policy should meet the section 7702 definition of a "life insurance contract." With respect to a policy that is issued on a substandard basis (i.e., a premium class involving higher than standard mortality risk), there is less guidance, in particular as to how the mortality and other expense requirements of section 7702 should be applied in determining whether such a policy meets the section 7702 definition of a life insurance contract. If it is subsequently determined that a policy does not satisfy section 7702, American Franklin may take whatever steps are appropriate and necessary to attempt to cause such a Policy to comply with section 7702. For these reasons, American Franklin reserves the right to restrict Policy transactions as necessary to attempt to continue its qualification as a life insurance contract under section 7702.

  In addition to the definitional test described above, section 817(h) mandates that the investments of the Separate Account must be "adequately diversified" in accordance with Treasury regulations in order for the Policy to qualify as a life insurance contract under section 7702 of the Code. The Separate Account, through the Funds, intends to comply with the diversification requirements prescribed in Treas. Reg. Section 1.817-5, which affect how the Fund's assets are to be invested.

  In certain circumstances, owners of variable life insurance contracts may be considered the owners, for federal income tax purposes, of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the variable contract owner's gross income. The Service has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury also announced, in connection with the issuance of regulations concerning diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the Policy Owner), rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular subaccounts without being treated as owners of the underlying assets."

  The ownership rights under the Policy are similar to, but different in certain respects from, those described by the Service in rulings in which it was determined that policy owners were not owners of separate account assets. For example, the Policy Owner has additional flexibility in allocating premium payments and policy values. These differences could result in a Policy Owner being treated as the owner of a pro rata portion of the assets of the Separate Account. In addition, American Franklin does not know what standards will be set forth, if any, in the regulations or rulings which the Treasury has stated it expects to issue. American Franklin therefore reserves the right to modify the Policy as necessary to attempt to prevent a Policy Owner from being considered the owner of a pro rata share of the assets of the Separate Account or to otherwise qualify the Policy for favorable tax treatment.

  The policies may be used in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances of each individual arrangement. American Franklin does not guarantee the tax treatment of any such arrangement. Therefore, if you are contemplating the use of the Policies in any arrangement the value of which depends in part on its tax consequences, you should be sure to consult a qualified tax advisor regarding the tax attributes of the particular arrangement. Moreover, in recent years, Congress has adopted new rules relating to corporate owned life insurance. Any business contemplating the purchase of a new life insurance contract or a change in an existing contract should consult a tax advisor.

POSSIBLE TAX LAW CHANGES

  Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Policy could change by legislation or otherwise. For instance, the President's 1999 Budget Proposal recommended legislation that, if enacted, would adversely modify the federal taxation of this Policy. It is possible that any legislation change could be retroactive (that is, effective prior to the date of the change). A tax adviser should be consulted with respect to legislative developments and their effect on the Policy.

  The following discussion assumes that the policy will qualify as a life insurance contract for federal income tax purposes.

TAX TREATMENT OF POLICY BENEFITS

IN GENERAL. American Franklin believes that the proceeds and cash value increases of a Policy should be treated in a manner consistent with a flexible-benefit life insurance policy for federal income tax purposes. Thus, the Death Benefit under the Policy should be excludable from the gross income of the Beneficiary under Code section 101(a)(1).

  Depending on the circumstances, the exchange of a Policy, a change in the Policy's death benefit option (i.e., a change from option A to option B or vice versa), a policy loan, a withdrawal, a surrender, or an assignment of the Policy may have federal income tax consequences. In addition, federal, state and local transfer, and other tax consequences of ownership or receipt of Policy proceeds depend on the circumstances of each Policy Owner or Beneficiary.

  Generally, the Policy Owner will not be deemed to be in constructive receipt of the Policy Account, including increments thereof, until there is a distribution. The tax consequences of distributions from, and loans taken from or secured by a Policy, depend on whether the Policy is classified as a "Modified Endowment Contract." Whether a Policy is or is not a modified endowment contract, upon a complete surrender or lapse of a Policy, or when benefits are paid at such a Policy's maturity, if the amounts received plus the amount of indebtedness exceeds the total investment in the Policy the excess will generally be treated as ordinary income subject to tax.

MODIFIED ENDOWMENT CONTRACTS. Code section 7702A establishes a class of life insurance contracts designated as "Modified Endowment Contracts," which applies to Policies entered into or materially changed after June 20, 1988.

   Due to the Policy's flexibility, classification as a Modified Endowment Contract will depend on the individual circumstances of each Policy. In general, a Policy will be a Modified Endowment Contract if the accumulated premiums paid at any time during the first seven policy years exceeds the sum of the net level premiums which would have been paid on or before such time if the Policy provided for paid-up future benefits after the payment of seven level annual premiums. The determination of whether a policy will be a Modified Endowment Contract after a material change generally depends upon the relationship of the death benefit and Policy Account at the time of such change and the additional premiums paid in the seven years following the material change. A reduction in a policy's death benefit may also cause a policy to be treated as a Modified Endowment Contract.

   The rules relating to whether a Policy will be treated as a Modified Endowment Contract are extremely complex and cannot be adequately described in the limited confines of this summary. Therefore, a current or prospective Policy Owner should consult with a competent advisor to determine whether a policy transaction will cause the Policy to be treated as a Modified Endowment Contract. American Franklin will, however, monitor Policies and will attempt to notify a Policy Owner on a timely basis if his or her Policy is, in American Franklin's judgment, in jeopardy of becoming a Modified Endowment Contract.

DISTRIBUTIONS FROM POLICIES CLASSIFIED AS MODIFIED ENDOWMENT CONTRACTS.
Policies classified as Modified Endowment Contracts will be subject to the following tax rules. First, all distributions, including distributions upon surrender and partial surrenders from such a Policy, are treated as ordinary income subject to tax up to the amount equal to the excess (if any) of the Policy Account immediately before the distribution over the investment in the
Policy (described below) at such time.   Second, loans taken from or secured by,
such a Policy are treated as distributions from such a Policy and taxed accordingly. Past due loan interest that is added to the loan amount will be treated as a loan. Third, a 10 percent additional income tax is included in income except where the distribution or loan is made on or after the Policy Owner attains age 591/2, is attributable to the Policy Owner's becoming disabled, or is part of a series of substantially equal periodic payments for the life (or life expectancy) of the Policy Owner or the joint lives (or joint life expectancies) of the Policy Owner and the Policy Owner's Beneficiary.

   If a Policy becomes a modified endowment contract after it is issued, distributions that occur during the policy year it becomes a modified endowment contract and any subsequent policy year will be taxed as distributions from a modified endowment contract. In addition, distributions from a Policy within two years before it becomes a modified endowment contract will be taxed as distributions from a modified endowment contract.

DISTRIBUTIONS FROM POLICIES NOT CLASSIFIED AS MODIFIED ENDOWMENT CONTRACTS. Distributions from a policy that is not a Modified Endowment Contract, are generally treated as first recovering the investment in the Policy (described below) and then, only after the return of all such investment in the Policy, as distributing taxable income. An exception to this general rule occurs in the case of a decrease in the Policy's death benefit or any other change that reduces benefits under the Policy in the first fifteen years after the policy is issued and that results in a cash distribution to the Policy Owner in order for the Policy to continue complying with the section 7702 definitional limits.
Such a cash distribution will be taxed in whole or in part as ordinary income (to the extent of any gain in the Policy) under rules prescribed in section 7702.

   Loans from, or secured by, a policy that is not a Modified Endowment Contract are not treated as distributions. Instead, such loans generally are treated as indebtedness of the Policy Owner.

   Finally, neither distributions (including distributions upon surrender) nor loans from, or secured by, a Policy that is not a Modified Endowment Contract are subject to the 10 percent additional tax.

POLICY LOANS. Generally, interest paid on any loan under a Policy is not deductible. Before taking a Policy loan, a Policy Owner should consult a tax adviser as to the tax consequences of such a loan.

INVESTMENT IN THE POLICY. Investment in the Policy means (i) the aggregate amount of any premiums or other consideration paid for a Policy, minus (ii) the aggregate amount received under the Policy which is excluded from gross income of the Policy Owner (except that the amount of any loan from, or secured by, a Policy that is a Modified Endowment Contract, to the extent such amount is excluded from gross income, will be disregarded), plus (iii) the amount of any loan from, or secured by a Policy that is a Modified Endowment Contract to the extent that such amount is included in the gross income of the Policy Owner.

MULTIPLE POLICIES. All modified Endowment Contracts that are issued by American Franklin (and its affiliates) to the same Policy Owner during any calendar year are treated as one Modified Endowment Contract for purposes of determining the amount includable in the gross income under Code section 72(e).

AMERICAN FRANKLIN'S INCOME TAXES

  Under the life insurance company tax provisions of the Code, variable life insurance generally is treated in a manner consistent with fixed-benefit life insurance. The operations of the Separate Account are included in American Franklin's federal income tax return and American Franklin pays no federal income tax on investment income and capital gains reflected in variable life insurance policy reserves. Consequently, no charge is currently being made to any division of the Separate Account for federal income taxes of American Franklin. American Franklin reserves the right, however, to make such a charge in the future, if it incurs federal income tax which is attributable to the Separate Account. If such a charge were made, it would be set aside as a provision for taxes which would be kept in the affected division rather than in the General Account. It is anticipated that Policy Owners would benefit from any investment earnings that are not needed to maintain this provision.

  American Franklin may have to pay state and local taxes (in addition to applicable taxes based on premiums) in several states. At present, these taxes are not substantial. If they increase, however, charges may be made for such taxes when they are attributable to the Separate Account.

INCOME TAX WITHHOLDING

  Generally, unless the Policy Owner provides, in accordance with prescribed procedures, a written election to the contrary before a taxable distribution is made, American Franklin is required to withhold income tax from any portion of the money the Policy Owner receives if he or she withdraws money from the Policy Account or surrenders the policy or if the policy matures. If the Policy Owner does not wish American Franklin to withhold tax from the payment, or if it does not withhold enough, the Policy Owner may have to pay taxes later. Penalties may be applicable under the estimated tax rules if a Policy Owner's withholding and estimated tax payments are insufficient.

                   ILLUSTRATIONS OF DEATH BENEFITS, POLICY ACCOUNT
                 AND CASH SURRENDER VALUES, AND ACCUMULATED PREMIUMS

  The tables set forth below are intended to illustrate how the key financial elements of a policy work. The tables show how death benefits and Policy Account and Cash Surrender Values ("policy benefits") could vary over an extended period of time if the investment divisions of the Separate Account had constant hypothetical gross annual investment returns of 0%, 4%, 8% or 12% over the years covered by each table. The policy benefits will differ from those shown in the tables if the annual investment returns are not absolutely constant. That is, the figures will be different if the returns averaged 0%, 4%, 8% or 12%, over a period of years but went above or below those figures in individual policy years. The policy benefits will also differ, depending on a particular Policy Owner's premium allocation to each division, if the overall actual rates of return averaged 0%, 4%, 8% or 12%, but went above or below those figures for the individual investment divisions. The tables are for male non-tobacco users. Planned premium payments are assumed to be paid at the beginning of each policy year. The difference between the Policy Account and the Cash Surrender Value in the first ten years is the surrender charge.

  The tables illustrate cost of insurance and expense charges (policy cost factors) at both current rates (which are described under "Deductions and Charges-Deductions from the Policy Account-Cost of Insurance Charge" and "Deductions and Charges-Charges Against the Separate Account," above) and at the maximum rates American Franklin guarantees in the policies. The amounts shown illustrate policy benefits on the last day of selected policy years. The illustrations reflect a daily charge against the Separate Account investment divisions. This charge includes a .75% annual charge against the investment divisions of the Separate Account for mortality and expense risks and the effect on each division's investment experience of the charges to the Funds' assets for management (.60% of aggregate average daily net assets is assumed) and direct expenses of the Funds (.15% of aggregate average daily net assets is assumed). The effect of these adjustments is that on a 0% gross rate of return the net rate of return would be -1.50%, on 4% it would be 2.50%, on 8% it would be 6.50% and on 12% it would be 10.50%. Management fees and direct expenses of the Funds vary by portfolio and may vary from year to year. During 1997 the aggregate actual charge for management fees and direct expenses incurred by certain portfolios of the Funds as a percentage of average daily net assets exceeded the figures assumed. FMR has voluntarily agreed to reimburse the management fees and other expenses above a specified percentage of average net assets of some of the portfolios and to use a portion of the brokerage commissions paid by certain portfolios to reduce their total expenses. Each MFS portfolio has an expense offset arrangement which reduces the portfolios' custodian fee, and the investment adviser has agreed to bear expenses for each MFS portfolio such that certain expenses shall not exceed a specified percentage of average net assets. Such arrangements, which may be terminated at any time without notice, will increase a portfolio's yield.

  The tables assume an applicable tax rate based on premiums of 2%. There are tables for both Death Benefit Option A and Death Benefit Option B and each option is illustrated using current and guaranteed policy cost factors. The current cost tables assume that the monthly administrative charge remains constant at $6. The guaranteed tables assume that the monthly administrative charge is $6 in the first year and $12 thereafter. In each case, deduction of the current additional monthly administrative charge of $24 per month to cover costs of establishing a policy is assumed in each of the first 12 policy months. The tables reflect the fact that no deduction is currently made for federal or state income taxes. If a charge is made for those taxes in the future, it will take a higher rate of return to produce after-tax returns of 0%, 4%, 8% or 12%. All illustrations assume that no transfers, withdrawals, policy loans, or changes in Face Amount or Death Benefit Option will be made and that no additional benefits are added to the policy.

  The second column of each table shows what would happen if an amount equal to the gross premiums were invested to earn interest, after taxes, of 5% compounded annually. These tables show that if a policy is surrendered in its very early years for payment of its Cash Surrender Value, that Cash Surrender Value will be low in comparison to the amount of the premiums accumulated with interest.
Thus, the cost of owning a policy for a relatively short time will be high.

  At the request of an applicant for a policy, American Franklin will furnish a comparable illustration based on the age and sex of the proposed Insured Person, standard risk assumptions, a stipulated initial Face Amount and proposed premiums. Upon request after issuance American Franklin will also provide an illustration of future policy benefits based on both guaranteed and current cost factor assumptions and actual Policy Account value. If illustrations are requested more than once in any policy year, a charge may be imposed.

                         Table of Contents For Illustrations

INITIAL FACE AMOUNT $200,000 MALE NON-TOBACCO

                                             PREMIUM            PAGE
Age 40, Option A-Current Charges             $3,000              34
Age 40, Option A-Guaranteed Charges          $3,000              34
Age 40, Option B-Current Charges             $3,000              35
Age 40, Option B-Guaranteed Charges          $3,000              35

INITIAL FACE AMOUNT $100,000 MALE NON-TOBACCO

                                             PREMIUM            PAGE
Age 40, Option A-Current Charges             $1,500              36
Age 40, Option A-Guaranteed Charges          $1,500              36
Age 40, Option B-Current Charges             $1,500              37
Age 40, Option B-Guaranteed Charges          $1,500              37


                                          EquiBuilder II Flexible Premium Variable Life Insurance
                                               The American Franklin Life Insurance Company

           INITIAL FACE AMOUNT $200,000                     MALE AGE 40 NON-TOBACCO USER            PLANNED PREMIUM $3,000
             DEATH BENEFIT OPTION A                           ASSUMING CURRENT CHARGES
 Last                      Insurance Benefit(2)                      Policy Account(2)                    Cash Surrender Value(2)
 Day                    Assuming Hypothetical Gross             Assuming Hypothetical Gross             Assuming Hypothetical Gross
  of                    Annual Investment Return of             Annual Investment Return of             Annual Investment Return of
Policy Accumulated
 Year  Premiums(1)  0%        4%        8%       12%       0%       4%        8%       12%        0%       4%       8%        12%
  1      3,150    200,000   200,000   200,000   200,000    2,259    2,363     2,467     2,571     1,510    1,614     1,718     1,822
  2      6,458    200,000   200,000   200,000   200,000    4,748    5,054     5,369     5,693     3,729    4,035     4,351     4,674
  3      9,930    200,000   200,000   200,000   200,000    7,178    7,792     8,440     9,122     6,038    6,652     7,300     7,982
  4     13,577    200,000   200,000   200,000   200,000    9,552   10,578    11,690    12,892     8,412    9,438    10,550    11,752
  5     17,406    200,000   200,000   200,000   200,000   11,868   13,413    15,131    17,039    10,728   12,273    13,991    15,899
  6     21,426    200,000   200,000   200,000   200,000   14,130   16,299    18,778    21,605    12,990   15,159    17,638    20,465
  7     25,647    200,000   200,000   200,000   200,000   16,310   19,211    22,617    26,607    15,398   18,299    21,705    25,695
  8     30,080    200,000   200,000   200,000   200,000   18,412   22,153    26,665    32,098    17,728   21,469    25,981    31,414
  9     34,734    200,000   200,000   200,000   200,000   20,438   25,126    30,938    38,133    19,982   24,670    30,482    37,677
  10    39,620    200,000   200,000   200,000   200,000   22,388   28,132    35,453    44,773    22,160   27,904    35,225    44,545
  11    44,751    200,000   200,000   200,000   200,000   24,266   31,173    40,228    52,088    24,266   31,173    40,228    52,088
  12    50,139    200,000   200,000   200,000   200,000   26,097   34,278    45,309    60,178    26,097   34,278    45,309    60,178
  13    55,796    200,000   200,000   200,000   200,000   27,851   37,418    50,689    69,104    27,851   37,418    50,689    69,104
  14    61,736    200,000   200,000   200,000   200,000   29,532   40,597    56,393    78,964    29,532   40,597    56,393    78,964
  15    67,972    200,000   200,000   200,000   200,000   31,140   43,817    62,446    89,867    31,140   43,817    62,446    89,867
  16    74,521    200,000   200,000   200,000   200,000   32,669   47,076    68,872   101,930    32,669   47,076    68,872   101,930
  17    81,397    200,000   200,000   200,000   200,000   34,085   50,341    75,671   115,269    34,085   50,341    75,671   115,269
  18    88,617    200,000   200,000   200,000   200,000   35,372   53,601    82,865   130,033    35,372   53,601    82,865   130,033
  19    96,198    200,000   200,000   200,000   202,050   36,551   56,877    90,505   146,413    36,551   56,877    90,505   146,413
  20   104,158    200,000   200,000   200,000   220,472   37,606   60,156    98,621   164,531    37,606   60,156    98,621   164,531
  25   150,340    200,000   200,000   200,000   349,849   40,360   76,159   147,792   286,762    40,360   76,159   147,792   286,762


                                          EquiBuilder II Flexible Premium Variable Life Insurance
                                               The American Franklin Life Insurance Company

           INITIAL FACE AMOUNT $200,000                     MALE AGE 40 NON-TOBACCO USER            PLANNED PREMIUM $3,000
             DEATH BENEFIT OPTION A                          ASSUMING GUARANTEED CHARGES
 Last                      Insurance Benefit(2)                      Policy Account(2)                    Cash Surrender Value(2)
 Day                    Assuming Hypothetical Gross             Assuming Hypothetical Gross             Assuming Hypothetical Gross
  of                    Annual Investment Return of             Annual Investment Return of             Annual Investment Return of
Policy Accumulated
 Year  Premiums(1)  0%        4%        8%       12%       0%       4%        8%       12%        0%       4%       8%        12%
  1      3,150    200,000   200,000   200,000   200,000    2,259    2,363     2,467     2,571     1,510    1,614     1,718     1,822
  2      6,458    200,000   200,000   200,000   200,000    4,341    4,639     4,946     5,261     3,322    3,620     3,927     4,242
  3      9,930    200,000   200,000   200,000   200,000    6,345    6,925     7,539     8,187     5,205    5,785     6,399     7,047
  4     13,577    200,000   200,000   200,000   200,000    8,267    9,217    10,250    11,370     7,127    8,077     9,110    10,230
  5     17,406    200,000   200,000   200,000   200,000   10,108   11,514    13,086    14,838     8,968   10,374    11,946    13,698
  6     21,426    200,000   200,000   200,000   200,000   11,861   13,811    16,050    18,617    10,721   12,671    14,910    17,477
  7     25,647    200,000   200,000   200,000   200,000   13,528   16,107    19,153    22,742    12,616   15,195    18,241    21,830
  8     30,080    200,000   200,000   200,000   200,000   15,104   18,398    22,399    27,249    14,420   17,714    21,715    26,565
  9     34,734    200,000   200,000   200,000   200,000   16,588   20,681    25,797    32,180    16,132   20,225    25,341    31,724
  10    39,620    200,000   200,000   200,000   200,000   17,972   22,950    29,354    37,577    17,744   22,722    29,126    37,349
  11    44,751    200,000   200,000   200,000   200,000   19,255   25,201    33,078    43,496    19,255   25,201    33,078    43,496
  12    50,139    200,000   200,000   200,000   200,000   20,423   27,421    36,971    49,984    20,423   27,421    36,971    49,984
  13    55,796    200,000   200,000   200,000   200,000   21,463   29,598    41,037    57,104    21,463   29,598    41,037    57,104
  14    61,736    200,000   200,000   200,000   200,000   22,363   31,719    45,281    64,925    22,363   31,719    45,281    64,925
  15    67,972    200,000   200,000   200,000   200,000   23,108   33,767    49,705    73,524    23,108   33,767    49,705    73,524
  16    74,521    200,000   200,000   200,000   200,000   23,688   35,733    54,321    83,000    23,688   35,733    54,321    83,000
  17    81,397    200,000   200,000   200,000   200,000   24,091   37,604    59,143    93,465    24,091   37,604    59,143    93,465
  18    88,617    200,000   200,000   200,000   200,000   24,313   39,376    64,189   105,052    24,313   39,376    64,189   105,052
  19    96,198    200,000   200,000   200,000   200,000   24,339   41,033    69,477   117,913    24,339   41,033    69,477   117,913
  20   104,158    200,000   200,000   200,000   200,000   24,158   42,566    75,030   132,226    24,158   42,566    75,030   132,226
  25   150,340    200,000   200,000   200,000   281,533   19,098   47,358   107,486   230,765    19,098   47,358   107,486   230,765

(1)  Assumes net interest of 5% compounded annually.
(2)  Assumes no policy loan has been made.
The death benefits and Policy Account and Cash Surrender Values will differ if premiums are paid in different amounts or frequencies. It is emphasized that the hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown. The death benefits and Policy Account and Cash Surrender Values for a policy would be different from those shown if actual rates of investment return applicable to the policy averaged 0%, 4%, 8% or 12% over a period of years, but also fluctuated above or below that average for individual policy years. The death benefits and Policy Account. and Cash Surrender Values for a policy would also be different from those shown, depending on the investment allocations made to the investment divisions of the Separate Account and the different rates of return of the Funds' portfolios, if the actual rates of investment return applicable to the policy averaged 0%, 4%, 8% and 12%, but varied above or below that average for individual divisions. No representations can be made that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.


                                          EquiBuilder II Flexible Premium Variable Life Insurance
                                               The American Franklin Life Insurance Company

           INITIAL FACE AMOUNT $200,000                     MALE AGE 40 NON-TOBACCO USER            PLANNED PREMIUM $3,000
             DEATH BENEFIT OPTION B                           ASSUMING CURRENT CHARGES
 Last                      Insurance Benefit(2)                      Policy Account(2)                    Cash Surrender Value(2)
 Day                    Assuming Hypothetical Gross             Assuming Hypothetical Gross             Assuming Hypothetical Gross
  of                    Annual Investment Return of             Annual Investment Return of             Annual Investment Return of
Policy Accumulated
 Year  Premiums(1)  0%        4%        8%       12%       0%       4%        8%       12%        0%       4%         8%      12%
  1      3,150    202,255   202,359   202,463   202,567    2,255    2,359     2,463     2,567     1,506    1,610      1,714    1,818
  2      6,458    204,736   205,042   205,356   205,679    4,736    5,042     5,356     5,679     3,718    4,023      4,338    4,660
  3      9,930    207,155   207,766   208,411   209,091    7,155    7,766     8,411     9,091     6,015    6,626      7,271    7,951
  4     13,577    209,511   210,532   211,638   212,834    9,511   10,532    11,638    12,834     8,371    9,392     10,498   11,694
  5     17,406    211,804   213,338   215,045   216,940   11,804   13,338    15,045    16,940    10,664   12,198     13,905   15,800
  6     21,426    214,037   216,189   218,647   221,450   14,037   16,189    18,647    21,450    12,897   15,049     17,507   20,310
  7     25,647    216,178   219,052   222,423   226,373   16,178   19,052    22,423    26,373    15,266   18,140     21,511   25,461
  8     30,080    218,232   221,929   226,387   231,753   18,232   21,929    26,387    31,753    17,548   21,245     25,703   31,069
  9     34,734    220,200   224,822   230,550   237,638   20,200   24,822    30,550    37,638    19,744   24,366     30,094   37,182
  10    39,620    222,081   227,728   234,924   244,081   22,081   27,728    34,924    44,081    21,853   27,500     34,696   43,853
  11    44,751    223,876   230,649   239,522   251,139   23,876   30,649    39,522    51,139    23,876   30,649     39,522   51,139
  12    50,139    225,616   233,614   244,390   258,908   25,616   33,614    44,390    58,908    25,616   33,614     44,390   58,908
  13    55,796    227,265   236,586   249,506   267,423   27,265   36,586    49,506    67,423    27,265   36,586     49,506   67,423
  14    61,736    228,826   239,567   254,889   276,765   28,826   39,567    54,889    76,765    28,826   39,567     54,889   76,765
  15    67,972    230,297   242,556   260,553   287,018   30,297   42,556    60,553    87,018    30,297   42,556     60,553   87,018
  16    74,521    231,673   245,545   266,508   298,270   31,673   45,545    66,508    98,270    31,673   45,545     66,508   98,270
  17    81,397    232,910   248,487   272,727   310,576   32,910   48,487    72,727   110,576    32,910   48,487     72,727  110,576
  18    88,617    233,987   251,359   279,202   324,024   33,987   51,359    79,202   124,024    33,987   51,359     79,202  124,024
  19    96,198    234,929   254,181   285,975   338,758   34,929   54,181    85,975   138,758    34,929   54,181     85,975  138,758
  20   104,158    235,716   256,929   293,041   354,879   35,716   56,929    93,041   154,879    35,716   56,929     93,041  154,879
  25   150,340    236,487   268,525   332,437   457,260   36,487   68,525   132,437   257,260    36,487   68,525    132,437  257,260


                                          EquiBuilder II Flexible Premium Variable Life Insurance
                                               The American Franklin Life Insurance Company

           INITIAL FACE AMOUNT $200,000                     MALE AGE 40 NON-TOBACCO USER            PLANNED PREMIUM $3,000
             DEATH BENEFIT OPTION B                          ASSUMING GUARANTEED CHARGES
 Last                      Insurance Benefit(2)                      Policy Account(2)                    Cash Surrender Value(2)
 Day                    Assuming Hypothetical Gross             Assuming Hypothetical Gross             Assuming Hypothetical Gross
  of                    Annual Investment Return of             Annual Investment Return of             Annual Investment Return of
Policy Accumulated
 Year  Premiums(1)  0%        4%        8%       12%       0%       4%        8%       12%        0%       4%       8%        12%
  1      3,150    202,255   202,359   202,463   202,567    2,255    2,359    2,463      2,567     1,506    1,610     1,714     1,818
  2      6,458    204,322   204,618   204,924   205,238    4,322    4,618    4,924      5,238     3,303    3,600     3,905     4,219
  3      9,930    206,302   206,878   207,487   208,130    6,302    6,878    7,487      8,130     5,162    5,738     6,347     6,990
  4     13,577    208,191   209,131   210,153   211,261    8,191    9,131   10,153     11,261     7,051    7,991     9,013    10,121
  5     17,406    209,988   211,375   212,925   214,653    9,988   11,375   12,925     14,653     8,848   10,235    11,785    13,513
  6     21,426    211,686   213,603   215,804   218,325   11,686   13,603   15,804     18,325    10,546   12,463    14,664    17,185
  7     25,647    213,286   215,811   218,793   222,305   13,286   15,811   18,793     22,305    12,374   14,899    17,881    21,393
  8     30,080    214,783   217,994   221,893   226,618   14,783   17,994   21,893     26,618    14,099   17,310    21,209    25,934
  9     34,734    216,171   220,144   225,106   231,293   16,171   20,144   25,106     31,293    15,715   19,688    24,650    30,837
  10    39,620    217,446   222,252   228,431   236,360   17,446   22,252   28,431     36,360    17,218   22,024    28,203    36,132
  11    44,751    218,602   224,312   231,868   241,853   18,602   24,312   31,868     41,853    18,602   24,312    31,868    41,853
  12    50,139    219,624   226,303   235,406   247,798   19,624   26,303   35,406     47,798    19,624   26,303    35,406    47,798
  13    55,796    220,498   228,209   239,036   254,226   20,498   28,209   39,036     54,226    20,498   28,209    39,036    54,226
  14    61,736    221,210   230,010   242,747   261,170   21,210   30,010   42,747     61,170    21,210   30,010    42,747    61,170
  15    67,972    221,740   231,682   246,520   268,662   21,740   31,682   46,520     68,662    21,740   31,682    46,520    68,662
  16    74,521    222,081   233,209   250,349   276,746   22,081   33,209   50,349     76,746    22,081   33,209    50,349    76,746
  17    81,397    222,217   234,572   254,219   285,468   22,217   34,572   54,219     85,468    22,217   34,572    54,219    85,468
  18    88,617    222,145   235,758   258,126   294,886   22,145   35,758   58,126     94,886    22,145   35,758    58,126    94,886
  19    96,198    221,853   236,746   262,055   305,057   21,853   36,746   62,055    105,057    21,853   36,746    62,055   105,057
  20   104,158    221,328   237,519   265,993   316,044   21,328   37,519   65,993    116,044    21,328   37,519    65,993   116,044
  25   150,340    214,235   236,755   284,586   384,750   14,235   36,755   84,586    184,750    14,235   36,755    84,586   184,750

(1)  Assumes net interest of 5% compounded annually.
(2)  Assumes no policy loan has been made.
The death benefits and Policy Account and Cash Surrender Values will differ if premiums are paid in different amounts or frequencies. It is emphasized that the hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown. The death benefits and Policy Account and Cash Surrender Values for a policy would be different from those shown if actual rates of investment return applicable to the policy averaged 0%, 4%, 8% or 12% over a period of years, but also fluctuated above or below that average for individual policy years. The death benefits and Policy Account. and Cash Surrender Values for a policy would also be different from those shown, depending on the investment allocations made to the investment divisions of the Separate Account and the different rates of return of the Funds' portfolios, if the actual rates of investment return applicable to the policy averaged 0%, 4%, 8% and 12%, but varied above or below that average for individual divisions. No representations can be made that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                                          EquiBuilder II Flexible Premium Variable Life Insurance
                                               The American Franklin Life Insurance Company

           INITIAL FACE AMOUNT $100,000                     MALE AGE 40 NON-TOBACCO USER            PLANNED PREMIUM $1,500
             DEATH BENEFIT OPTION A                           ASSUMING CURRENT CHARGES
 Last                      Insurance Benefit(2)                      Policy Account(2)                    Cash Surrender Value(2)
 Day                    Assuming Hypothetical Gross             Assuming Hypothetical Gross             Assuming Hypothetical Gross
  of                    Annual Investment Return of             Annual Investment Return of             Annual Investment Return of
Policy Accumulated
 Year  Premiums(1)  0%        4%        8%       12%       0%       4%        8%       12%        0%       4%       8%        12%
  1     1,575     100,000   100,000   100,000   100,000      939      987    1,035      1,083       565      612       660       708
  2     3,229     100,000   100,000   100,000   100,000    2,136    2,276    2,420      2,569     1,626    1,767     1,911     2,059
  3     4,965     100,000   100,000   100,000   100,000    3,302    3,585    3,884      4,198     2,732    3,015     3,314     3,628
  4     6,788     100,000   100,000   100,000   100,000    4,438    4,914    5,429      5,987     3,868    4,344     4,859     5,417
  5     8,703     100,000   100,000   100,000   100,000    5,544    6,264    7,063      7,951     4,974    5,694     6,493     7,381
  6    10,713     100,000   100,000   100,000   100,000    6,620    7,634    8,791     10,110     6,050    7,064     8,221     9,540
  7    12,824     100,000   100,000   100,000   100,000    7,654    9,013   10,606     12,472     7,198    8,557    10,150    12,016
  8    15,040     100,000   100,000   100,000   100,000    8,643   10,398   12,513     15,057     8,301   10,056    12,171    14,715
  9    17,367     100,000   100,000   100,000   100,000    9,590   11,792   14,520     17,893     9,362   11,564    14,292    17,665
  10   19,810     100,000   100,000   100,000   100,000   10,494   13,194   16,632     21,006    10,380   13,080    16,518    20,892
  11   22,376     100,000   100,000   100,000   100,000   11,357   14,606   18,862     24,431    11,357   14,606    18,862    24,431
  12   25,069     100,000   100,000   100,000   100,000   12,193   16,042   21,228     28,215    12,193   16,042    21,228    28,215
  13   27,898     100,000   100,000   100,000   100,000   12,987   17,488   23,730     32,387    12,987   17,488    23,730    32,387
  14   30,868     100,000   100,000   100,000   100,000   13,736   18,941   26,373     36,988    13,736   18,941    26,373    36,988
  15   33,986     100,000   100,000   100,000   100,000   14,444   20,407   29,173     42,074    14,444   20,407    29,173    42,074
  16   37,261     100,000   100,000   100,000   100,000   15,109   21,883   32,140     47,699    15,109   21,883    32,140    47,699
  17   40,699     100,000   100,000   100,000   100,000   15,709   23,350   35,270     53,915    15,709   23,350    35,270    53,915
  18   44,309     100,000   100,000   100,000   100,000   16,233   24,798   38,571     60,792    16,233   24,798    38,571    60,792
  19   48,099     100,000   100,000   100,000   100,000   16,695   26,241   42,070     68,421    16,695   26,241    42,070    68,421
  20   52,079     100,000   100,000   100,000   103,037   17,085   27,670   45,778     76,893    17,085   27,670    45,778    76,893
  25   75,170     100,000   100,000   100,000   163,588   17,527   34,281   68,070    134,089    17,527   34,281    68,070   134,089


                                          EquiBuilder II Flexible Premium Variable Life Insurance
                                               The American Franklin Life Insurance Company

           INITIAL FACE AMOUNT $100,000                     MALE AGE 40 NON-TOBACCO USER            PLANNED PREMIUM $1,500
             DEATH BENEFIT OPTION A                          ASSUMING GUARANTEED CHARGES
 Last                      Insurance Benefit(2)                      Policy Account(2)                    Cash Surrender Value(2)
 Day                    Assuming Hypothetical Gross             Assuming Hypothetical Gross             Assuming Hypothetical Gross
  of                    Annual Investment Return of             Annual Investment Return of             Annual Investment Return of
Policy Accumulated
 Year  Premiums(1)  0%        4%        8%       12%       0%       4%        8%       12%        0%       4%       8%        12%
  1     1,575     100,000   100,000   100,000   100,000      939      987    1,035      1,083       565      612       660       708
  2     3,229     100,000   100,000   100,000   100,000    1,911    2,046    2,186      2,330     1,401    1,537     1,677     1,820
  3     4,965     100,000   100,000   100,000   100,000    2,844    3,109    3,388      3,684     2,274    2,539     2,818     3,114
  4     6,788     100,000   100,000   100,000   100,000    3,738    4,171    4,643      5,154     3,168    3,601     4,073     4,584
  5     8,703     100,000   100,000   100,000   100,000    4,591    5,234    5,952      6,754     4,021    4,664     5,382     6,184
  6    10,713     100,000   100,000   100,000   100,000    5,401    6,293    7,319      8,494     4,831    5,723     6,749     7,924
  7    12,824     100,000   100,000   100,000   100,000    6,168    7,350    8,746     10,390     5,712    6,894     8,290     9,934
  8    15,040     100,000   100,000   100,000   100,000    6,890    8,401   10,235     12,459     6,548    8,059     9,893    12,117
  9    17,367     100,000   100,000   100,000   100,000    7,566    9,444   11,791     14,718     7,338    9,216    11,563    14,490
  10   19,810     100,000   100,000   100,000   100,000    8,193   10,477   13,415     17,187     8,079   10,363    13,301    17,073
  11   22,376     100,000   100,000   100,000   100,000    8,770   11,498   15,112     19,890     8,770   11,498    15,112    19,890
  12   25,069     100,000   100,000   100,000   100,000    9,289   12,499   16,880     22,848     9,289   12,499    16,880    22,848
  13   27,898     100,000   100,000   100,000   100,000    9,743   13,474   18,720     26,087     9,743   13,474    18,720    26,087
  14   30,868     100,000   100,000   100,000   100,000   10,128   14,416   20,633     29,638    10,128   14,416    20,633    29,638
  15   33,986     100,000   100,000   100,000   100,000   10,435   15,316   22,619     33,535    10,435   15,316    22,619    33,535
  16   37,261     100,000   100,000   100,000   100,000   10,658   16,170   24,682     37,820    10,658   16,170    24,682    37,820
  17   40,699     100,000   100,000   100,000   100,000   10,792   16,970   26,826     42,543    10,792   16,970    26,826    42,543
  18   44,309     100,000   100,000   100,000   100,000   10,834   17,713   29,059     47,761    10,834   17,713    29,059    47,761
  19   48,099     100,000   100,000   100,000   100,000   10,778   18,391   31,386     53,542    10,778   18,391    31,386    53,542
  20   52,079     100,000   100,000   100,000   100,000   10,616   18,998   33,816     59,964    10,616   18,998    33,816    59,964
  25   75,170     100,000   100,000   100,000   127,632    7,688   20,423   47,707    104,616     7,688   20,423    47,707   104,616

(1)  Assumes net interest of 5% compounded annually.
(2)  Assumes no policy loan has been made.
The death benefits and Policy Account and Cash Surrender Values will differ if premiums are paid in different amounts or frequencies. It is emphasized that the hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown. The death benefits and Policy Account and Cash Surrender Values for a policy would be different from those shown if actual rates of investment return applicable to the policy averaged 0%, 4%, 8% or 12% over a period of years, but also fluctuated above or below that average for individual policy years. The death benefits and Policy Account. and Cash Surrender Values for a policy would also be different from those shown, depending on the investment allocations made to the investment divisions of the Separate Account and the different rates of return of the Funds' portfolios, if the actual rates of investment return applicable to the policy averaged 0%, 4%, 8% and 12%, but varied above or below that average for individual divisions. No representations can be made that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                                          EquiBuilder II Flexible Premium Variable Life Insurance
                                               The American Franklin Life Insurance Company

           INITIAL FACE AMOUNT $100,000                     MALE AGE 40 NON-TOBACCO USER            PLANNED PREMIUM $1,500
             DEATH BENEFIT OPTION B                           ASSUMING CURRENT CHARGES
 Last                      Insurance Benefit(2)                      Policy Account(2)                    Cash Surrender Value(2)
 Day                    Assuming Hypothetical Gross             Assuming Hypothetical Gross             Assuming Hypothetical Gross
  of                    Annual Investment Return of             Annual Investment Return of             Annual Investment Return of
Policy Accumulated
 Year  Premiums(1)  0%        4%        8%       12%       0%       4%        8%       12%        0%       4%       8%        12%
  1     1,575     100,937   100,985   101,033   101,081      937      985    1,033      1,081       563      610       658       706
  2     3,229     102,130   102,270   102,414   102,562    2,130    2,270    2,414      2,562     1,621    1,760     1,904     2,052
  3     4,965     103,290   103,572   103,869   104,183    3,290    3,572    3,869      4,183     2,720    3,002     3,299     3,613
  4     6,788     104,417   104,890   105,403   105,957    4,417    4,890    5,403      5,957     3,847    4,320     4,833     5,387
  5     8,703     105,511   106,225   107,019   107,900    5,511    6,225    7,019      7,900     4,941    5,655     6,449     7,330
  6    10,713     106,572   107,577   108,723   110,030    6,572    7,577    8,723     10,030     6,002    7,007     8,153     9,460
  7    12,824     107,585   108,929   110,505   112,350    7,585    8,929   10,505     12,350     7,129    8,473    10,049    11,894
  8    15,040     108,548   110,280   112,367   114,876    8,548   10,280   12,367     14,876     8,206    9,938    12,025    14,534
  9    17,367     109,464   111,631   114,315   117,632    9,464   11,631   14,315     17,632     9,236   11,403    14,087    17,404
  10   19,810     110,330   112,979   116,351   120,639   10,330   12,979   16,351     20,639    10,216   12,865    16,237    20,525
  11   22,376     111,149   114,326   118,485   123,926   11,149   14,326   18,485     23,926    11,149   14,326    18,485    23,926
  12   25,069     111,934   115,685   120,736   127,535   11,934   15,685   20,736     27,535    11,934   15,685    20,736    27,535
  13   27,898     112,671   117,039   123,093   131,484   12,671   17,039   23,093     31,484    12,671   17,039    23,093    31,484
  14   30,868     113,353   118,384   125,560   135,801   13,353   18,384   25,560     35,801    13,353   18,384    25,560    35,801
  15   33,986     113,987   119,723   128,146   140,531   13,987   19,723   28,146     40,531    13,987   19,723    28,146    40,531
  16   37,261     114,568   121,051   130,855   145,711   14,568   21,051   30,855     45,711    14,568   21,051    30,855    45,711
  17   40,699     115,069   122,340   133,666   151,360   15,069   22,340   33,666     51,360    15,069   22,340    33,666    51,360
  18   44,309     115,479   123,576   136,573   157,512   15,479   23,576   36,573     57,512    15,479   23,576    36,573    57,512
  19   48,099     115,813   124,771   139,596   164,237   15,813   24,771   39,596     64,237    15,813   24,771    39,596    64,237
  20   52,079     116,057   125,910   142,727   171,577   16,057   25,910   42,727     71,577    16,057   25,910    42,727    71,577
  25   75,170     115,452   130,140   159,668   217,920   15,452   30,140   59,668    117,920    15,452   30,140    59,668   117,920


                                          EquiBuilder II Flexible Premium Variable Life Insurance
                                               The American Franklin Life Insurance Company

           INITIAL FACE AMOUNT $100,000                     MALE AGE 40 NON-TOBACCO USER            PLANNED PREMIUM $1,500
             DEATH BENEFIT OPTION B                          ASSUMING GUARANTEED CHARGES
 Last                      Insurance Benefit(2)                      Policy Account(2)                    Cash Surrender Value(2)
 Day                    Assuming Hypothetical Gross             Assuming Hypothetical Gross             Assuming Hypothetical Gross
  of                    Annual Investment Return of             Annual Investment Return of             Annual Investment Return of
Policy Accumulated
 Year  Premiums(1)  0%        4%        8%       12%       0%       4%        8%       12%        0%       4%       8%        12%
  1     1,575     100,937   100,985   101,033   101,081     937       985    1,033     1,081       563       610       658      706
  2     3,229     101,902   102,037   102,176   102,319   1,902     2,037    2,176     2,319     1,392     1,527     1,666    1,809
  3     4,965     102,824   103,087   103,364   103,658   2,824     3,087    3,364     3,658     2,254     2,517     2,794    3,088
  4     6,788     103,702   104,131   104,598   105,104   3,702     4,131    4,598     5,104     3,132     3,561     4,028    4,534
  5     8,703     104,535   105,170   105,879   106,669   4,535     5,170    5,879     6,669     3,965     4,600     5,309    6,099
  6    10,713     105,320   106,198   107,205   108,360   5,320     6,198    7,205     8,360     4,750     5,628     6,635    7,790
  7    12,824     106,056   107,214   108,580   110,189   6,056     7,214    8,580    10,189     5,600     6,758     8,124    9,733
  8    15,040     106,742   108,215   110,003   112,169   6,742     8,215   10,003    12,169     6,400     7,873     9,661   11,827
  9    17,367     107,375   109,197   111,473   114,310   7,375     9,197   11,473    14,310     7,147     8,969    11,245   14,082
  10   19,810     107,951   110,157   112,991   116,627   7,951    10,157   12,991    16,627     7,837    10,043    12,877   16,513
  11   22,376     108,470   111,089   114,555   119,135   8,470    11,089   14,555    19,135     8,470    11,089    14,555   19,135
  12   25,069     108,922   111,985   116,161   121,843   8,922    11,985   16,161    21,843     8,922    11,985    16,161   21,843
  13   27,898     109,301   112,836   117,801   124,765   9,301    12,836   17,801    24,765     9,301    12,836    17,801   24,765
  14   30,868     109,599   113,632   119,470   127,915   9,599    13,632   19,470    27,915     9,599    13,632    19,470   27,915
  15   33,986     109,808   114,361   121,158   131,305   9,808    14,361   21,158    31,305     9,808    14,361    21,158   31,305
  16   37,261     109,923   115,014   122,862   134,953   9,923    15,014   22,862    34,953     9,923    15,014    22,862   34,953
  17   40,699     109,936   115,583   124,572   138,879   9,936    15,583   24,572    38,879     9,936    15,583    24,572   38,879
  18   44,309     109,847   116,060   126,286   143,107   9,847    16,060   26,286    43,107     9,847    16,060    26,286   43,107
  19   48,099     109,647   116,436   127,995   147,661   9,647    16,436   27,995    47,661     9,647    16,436    27,995   47,661
  20   52,079     109,333   116,701   129,693   152,567   9,333    16,701   29,693    52,567     9,333    16,701    29,693   52,567
  25   75,170     105,537   115,665   137,342   183,160   5,537    15,665   37,342    83,160     5,537    15,665    37,342   83,160

(1)  Assumes net interest of 5% compounded annually.
(2)  Assumes no policy loan has been made.
The death benefits and Policy Account and Cash Surrender Values will differ if premiums are paid in different amounts or frequencies. It is emphasized that the hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown. The death benefits and Policy Account and Cash Surrender Values for a policy would be different from those shown if actual rates of investment return applicable to the policy averaged 0%, 4%, 8% or 12% over a period of years, but also fluctuated above or below that average for individual policy years. The death benefits and Policy Account. and Cash Surrender Values for a policy would also be different from those shown, depending on the investment allocations made to the investment divisions of the Separate Account and the different rates of return of the Funds' portfolios, if the actual rates of investment return applicable to the policy averaged 0%, 4%, 8% and 12%, but varied above or below that average for individual divisions. No representations can be made that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                               ADDITIONAL INFORMATION

                          VOTING RIGHTS OF A POLICY OWNER

VOTING RIGHTS OF THE FUNDS

     As was explained in "Separate Account Investment Choices," above, the assets in the divisions of the Separate Account are invested in shares of the corresponding portfolios of the Funds. American Franklin is the legal owner of the shares and, as such, has the right to vote on certain matters. Among other things, it may vote to:

     a.   elect the Boards of Trustees of the Funds;

     b.   ratify the selection of independent auditors for the Funds; and

     c. vote on any other matters described in the current prospectuses of the Funds or requiring a vote by shareholders under the Investment Company Act of 1940.

     Even though American Franklin owns the shares, American Franklin will provide Policy Owners the opportunity to tell it how to vote the number of shares that are allocated to their policies. American Franklin will vote those shares at meetings of shareholders of the Funds according to such instructions. If American Franklin does not receive instructions in time from all Policy Owners, it will vote shares for which no instructions have been received in a portfolio in the same proportion as it votes shares for which it received instructions in that portfolio. American Franklin will also vote any shares of the Funds that it is entitled to vote directly due to amounts it has accumulated in the Separate Account in the same proportions that Policy Owners vote. If the federal securities laws or regulations or interpretations of them change so that American Franklin is permitted to vote shares of the Funds without seeking instructions from Policy Owners or to restrict Policy Owner voting, American Franklin may do so.

DETERMINATION OF VOTING SHARES

     A Policy Owner may participate in voting only on matters concerning a Fund's portfolios in which his or her assets have been invested. American Franklin determines the number of a Fund's shares in each division that are attributable to a particular policy by dividing the amount in the Policy Account allocated to that division by the net asset value of one share of the corresponding portfolio as of the record date set by the Fund's Board for the Fund's shareholders meeting. The record date for this purpose must be at least 10 and no more than 90 days before the meeting of the Fund. American Franklin will count fractional shares for these purposes.


     For example, suppose that a Policy Account has a net value of $3,000, with 50% of this amount being attributable to the VIP Equity-Income division and 50% being attributable to the VIP Money Market division, which means that $1,500 is in each division. Assume that the net asset value of one share in the corresponding VIP Equity-Income Portfolio is $150 and the net asset value of one share in the corresponding VIP Money Market Portfolio is $100. If the $1,500 in each division is divided by the net asset value of one share, the Policy Owner will have the right to instruct American Franklin regarding 10 shares for the VIP Equity-Income division and 15 shares for the VIP Money Market division.


     American Franklin will send proxy material and a form for giving voting instructions to each Policy Owner that has voting rights. In certain cases, American Franklin may disregard instructions relating to approval of investments or contracts with an adviser to a Fund or relating to changes in a Fund's investment adviser, principal underwriter or the investment policies of its portfolios. If it does so, American Franklin will advise the Policy Owners and give its reasons in the next semiannual report to Policy Owners.


HOW SHARES OF THE FUNDS ARE VOTED

     All shares of the Funds are entitled to one vote. The votes of all divisions are cast together on an aggregate basis, except on matters where the interests of the portfolios differ. In such cases, voting is on a portfolio-by-portfolio basis. In these cases, the approval of the shareholders in one portfolio is not needed to make a decision in another portfolio.
Examples of matters that would require a portfolio-by-portfolio vote are changes in the fundamental investment policy of a particular portfolio or approval of an investment advisory agreement. Shareholders in a portfolio not affected by a particular matter generally would not be entitled to vote on it.

VOTING PRIVILEGES OF PARTICIPANTS IN OTHER SEPARATE ACCOUNTS

     Shares of the Funds may be owned by other separate accounts of American Franklin or by separate accounts of other insurance companies affiliated or unaffiliated with American Franklin. Shares owned by these separate accounts will probably be voted according to the instructions of the owners of insurance policies and contracts issued by those other insurance companies. Moreover, American Franklin expects that the number of shares owned in the Funds by separate accounts of insurance companies that are not affiliated with American Franklin will initially exceed the number of shares owned by the Separate Account. These factors will dilute the effect of the voting instructions of Policy Owners. American Franklin currently does not foresee any disadvantages to Policy Owners arising out of this. The Securities and Exchange Commission has granted the Funds exemptive orders pursuant to the Investment Company Act of 1940 that permit the Funds to offer their shares to separate accounts, like the Separate Account, that are maintained by life insurance companies that are not affiliated with the Funds. Those exemptive orders impose several conditions on the Funds and participating separate accounts to protect the holders of interests in the various separate accounts investing in shares of the Funds.
The Boards of Trustees of the Funds have agreed to monitor events in order to identify any material irreconcilable conflicts that possibly may arise and to determine what action, if any, should be taken in response by, and at the expense of, American Franklin or one or more of the other participating insurance companies. American Franklin and the other participating insurance companies are obligated to report potential or existing conflicts of interest to the Funds' Boards of Trustees. If American Franklin believes that a Fund's response to any of those events insufficiently protects Policy Owners, American Franklin will take appropriate action to protect Policy Owners. Corrective action for an irreconcilable conflict of interest involving the Separate Account might include withdrawal of the assets of the Separate Account from a Fund. Also, if American Franklin ever believes that any of the Funds' portfolios is so large as to impair materially the investment performance of a portfolio or a Fund, American Franklin will examine other investment options.

SEPARATE ACCOUNT VOTING RIGHTS

     Under the Investment Company Act of 1940, certain actions (such as some of those described under "Separate Account Investment Choices-Right to Change Operations," above) may require Policy Owner approval. In that case, a Policy Owner will be entitled to one vote for every $100 of value allocated to his or her policy in the investment divisions of the Separate Account, and a proportionate fractional vote for any amount less than $100. American Franklin will cast votes attributable to amounts retained in the investment divisions of the Separate Account in the same proportions as votes cast by Policy Owners.

                               REPORTS TO POLICY OWNERS

     After the end of each policy year, each Policy Owner will be sent a report that shows the current death benefit for his or her policy, the value of his or her Policy Account, information about investment divisions, the Cash Surrender Value of his or her policy, the amount of any outstanding policy loans, the amount of any interest owed on the loan and information about the current loan interest rate. The annual report will also show any transactions involving the Policy Owner's Policy Account that occurred during the year. Transactions include premium allocations, deductions, and any transfers or withdrawals that were made in that year. American Franklin will also send semi-annual reports with financial information on the Separate Account and the Funds, including a list of the investments held by each portfolio.

     In addition, reports will also contain any other information that is required by the insurance supervisory official in the jurisdiction in which a policy is delivered.

     Notices will be sent to Policy Owners for transfers of amounts between investment divisions and certain other policy transactions.

              LIMITS ON AMERICAN FRANKLIN'S RIGHT TO CHALLENGE A POLICY

     American Franklin can challenge the validity of an insurance policy (based on material misstatements in the application or, with respect to any policy change, based on material misstatements in the application for the change) if it appears that the Insured Person is not actually covered by the policy under American Franklin's rules. However, there are some limits on how and when American Franklin can challenge the policy.

     Except on the basis of fraud, American Franklin cannot challenge the policy after it has been in effect, during the Insured Person's lifetime, for two years from the date the policy was issued or reinstated. (Some states may require this time to be measured in some other way.)

     Except on the basis of fraud, American Franklin cannot challenge any policy change that requires evidence of insurability (such as an increase in Face Amount) after the change has been in effect for two years during the Insured Person's lifetime.

     American Franklin can challenge at any time (and require proof of continuing disability) an additional benefit that provides benefits to the Insured Person in the event that the Insured Person becomes totally disabled.

     If the Insured Person dies within the time that the validity of the policy may be challenged, American Franklin may delay payment until it decides whether to challenge the policy.

     If the Insured Person's age or sex is misstated on any application, the death benefit and any additional benefits provided will be those which would have been purchased by the most recent deduction for the cost of insurance and the cost of any additional benefits at the Insured Person's correct age and sex.

     If the Insured Person commits suicide within two years after the date on which the policy was issued or reinstated, the death benefit will be limited to the total of all premiums that have been paid to the time of death minus the amount of any outstanding policy loan and loan interest and minus any partial withdrawals of Net Cash Surrender Value. If the Insured Person commits suicide within two years after the effective date of an increase in death benefit that the Policy Owner requested, American Franklin will pay the death benefit which was in effect before the increase, plus the monthly cost of insurance deductions for the increase (including the expense charge). (Some states require this time to be measured by some other date.)

                                   PAYMENT OPTIONS

     Policy benefits or other payments such as the Net Cash Surrender Value or death benefit may be paid immediately in one sum or another form of payment described below may be designated for all or part of the proceeds. Payments under these options are not affected by the investment experience of any investment division of the Separate Account. Instead, interest accrues pursuant to the options chosen (such interest will be appropriately includable in federal gross income of the beneficiary). If the Policy Owner does not arrange for a specific form of payment before the Insured Person dies, the beneficiary will have his choice. However, if the Policy Owner makes an arrangement for payment of the money, the beneficiary cannot change that choice after the Insured Person dies. Payment Options will also be subject to American Franklin's rules at the time of selection. Currently, these alternate payment options are only available if the proceeds applied are $1,000 or more and any periodic payment will be at least $20.

     The following payment options are generally available:

          INCOME PAYMENTS FOR A FIXED PERIOD: American Franklin will pay the amount applied in equal installments (including applicable interest) for a specific number of years, for up to 30 years.

          LIFE INCOME WITH PAYMENTS GUARANTEED FOR A FIXED TERM OF YEARS:
     American Franklin will pay the money at agreed intervals as a definite number of equal payments and as long thereafter as the payee lives. The Policy Owner (or beneficiary in some cases) may choose any one of four definite periods: 5, 10, 15 or 20 years.

          PROCEEDS AT INTEREST: THE MONEY WILL STAY ON DEPOSIT WITH AMERICAN FRANKLIN WHILE THE PAYEE IS ALIVE. Interest will accrue on the money at a declared interest rate, and interest will be paid at agreed upon intervals.

          FIXED AMOUNT: American Franklin will pay the sum in installments in a specified amount. Installments will be paid until the original amount, together with any interest, has been exhausted.

     American Franklin guarantees interest under the foregoing options at the rate of 3% a year.

     American Franklin may also pay or credit excess interest on the options from time to time. The rate and manner of payment or crediting will be determined by American Franklin. Under the second option no excess interest will be paid on the part of the proceeds used to provide payments beyond the fixed term of years.

     The beneficiary or any other person who is entitled to receive payment may name a successor to receive any amount that would otherwise be paid to that person's estate if that person died. No successor may be named if a payment option chosen is contingent on the life of a beneficiary. The person who is entitled to receive payment may change the successor at any time.

     American Franklin must approve any arrangements that involve more than one of the payment options, or a payee who is not a natural person (for example, a corporation), or a payee who is a fiduciary. Also, the details of all arrangements will be subject to American Franklin's rules at the time the arrangements take effect. This includes rules on the minimum amount payable under an option, minimum amounts for installment payments, withdrawal or commutation rights (rights to cancel an arrangement involving payments over time in return for a lump sum payment), the naming of people who are entitled to receive payment and their successors and the ways of proving age and survival.

     A Policy Owner may change his or her choice of a payment option (and may make later changes) and that change will take effect in the same way as it would if a beneficiary were being changed. (See "The Beneficiary," below). Any amounts paid under the payment options will not be subject to the claims of creditors or to legal process, to the extent that the law provides.

                                   THE BENEFICIARY

     An applicant for a policy must name a beneficiary when he or she applies for a policy. The beneficiary is entitled to the insurance benefits of the policy. The Policy Owner may change the beneficiary during the Insured Person's lifetime by written notice satisfactory to American Franklin at its Administrative Office. The change will take effect on the date the notice is signed. However, the change will be subject to all payments made and actions taken by American Franklin under the Policy before American Franklin receives the notice at its Administrative Office. If the beneficiary is changed, any previous arrangement made as to a payment option for benefits is canceled. A payment option for the new beneficiary may be chosen.

     At the time of the Insured Person's death, the benefit will be paid equally to the primary beneficiaries, or, if no primary beneficiaries are living, the first contingent beneficiaries (if any), or, if no primary or first contingent beneficiaries are living, the second contingent beneficiaries (if any). If no beneficiary is living when the Insured Person dies, the death benefit will be paid to the Policy Owner, or to the executors or administrators of the Policy Owner.

                                ASSIGNMENT OF A POLICY

     The Policy Owner may assign (transfer) his or her rights in a policy to someone else as collateral for a loan or for some other reason. In order to do so the Policy Owner must send a copy of the assignment to American Franklin's Administrative Office. American Franklin is not responsible for any payment made or any action taken before it has received notice of the assignment (or of termination of the assignment) or for the validity of the assignment. An absolute assignment is a change of ownership. The federal income tax treatment of a policy that has been assigned for valuable consideration may be different from the federal income tax treatment described herein.

                                EMPLOYEE BENEFIT PLANS

     Employers and employee organizations should consider, in consultation with counsel, the impact of Title VII of the Civil Rights Act of 1964 on the purchase of EquiBuilder II policies in connection with an employment-related insurance or benefit plan. The United States Supreme Court held, in a 1983 decision, that, under Title VII, optional annuity benefits under a deferred compensation plan could not vary on the basis of sex.

     The policies described herein are not intended for use in connection with qualified plans or trusts under the Code.

                                 PAYMENT OF PROCEEDS

     American Franklin will pay any death benefits, Net Cash Surrender Value or loan proceeds within seven days after it receives the required form or request (and other documents that may be required) at its Administrative Office. Death benefits are determined as of the date of death of the Insured Person and will not be affected by subsequent changes in the unit values of the investment divisions of the Separate Account. Interest will be paid in respect of the period from the date of death to the date of payment.

     American Franklin may, however, delay payment for one or more of the following reasons:

          American Franklin contests the policy or is deciding whether or not to contest the policy;

          American Franklin cannot determine the amount of the payment because the New York Stock Exchange is closed, because trading in securities has been restricted by the Securities and Exchange Commission, or because the Securities and Exchange Commission has declared that an emergency exists; or

          The Securities and Exchange Commission by order permits American Franklin to delay payment to protect the Policy Owners.

     American Franklin may defer payment of any Net Cash Surrender Value or loan amount from the Guaranteed Interest Division for up to six months after receipt of a request. American Franklin will pay interest of at least 3% a year from the date a request for withdrawal of Net Cash Surrender Value is received if payment from the Guaranteed Interest Division is delayed more than 30 days.

                                    DIVIDENDS

     No dividends are paid on the policies offered by this Prospectus.

                         DISTRIBUTION OF THE POLICIES

     Franklin Financial Services Corporation ("Franklin Financial"), a Delaware corporation and a wholly-owned subsidiary of The Franklin Life Insurance Company, is the principal underwriter, as defined by the Investment Company Act of 1940, of the EquiBuilder II policies for the Separate Account under a Sales Agreement between Franklin Financial and the Separate Account. Franklin Financial's principal executive office is at #1 Franklin Square, Springfield, Illinois 62713.

     Franklin Financial is registered with the Securities and Exchange Commission as a broker-dealer under the Securities and Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. Franklin Financial also acts as principal underwriter for Franklin Life Variable Annuity Funds A and B and Franklin Life Money Market Variable Annuity Fund C, which are separate accounts of The Franklin Life Insurance Company and registered investment companies issuing interests in variable annuity contracts. Franklin Financial also acts as principal underwriter for Separate Account VUL of American Franklin, which is a registered investment company issuing interests in variable life insurance contracts having policy features that are similar to those of EquiBuilder II policies but the assets of which are invested in a different open-end management investment company. American Franklin no longer offers new policies having an interest in that separate account. Franklin Financial is the principal underwriter of American Franklin's EquiBuilder III variable life insurance policies under which interests in the Separate Account are issued. The EquiBuilder III policies have policy features that are similar to those of the EquiBuilder II policies but have a different sales charge structure.

     Policies are sold primarily by persons who are insurance agents or brokers for American Franklin authorized by applicable law to sell life and other forms of personal insurance, including variable life insurance. Pursuant to an agreement between American Franklin and Franklin Financial, Franklin Financial has agreed to employ and supervise agents chosen by American Franklin to sell the policies and to use its best efforts to qualify such persons as registered representatives of Franklin Financial.

     Franklin Financial incurs certain sales expenses, such as sales literature preparation and related costs, in connection with the sale of the policies pursuant to a Sales Agreement with American Franklin. Surrender charges imposed in connection with the surrender of a policy and certain reductions of Face Amount are paid to Franklin Financial as a means to recover sales expenses. Surrender charges are not necessarily related to Franklin Financial's actual sales expenses in any particular year. To the extent sales expenses are not covered by surrender charges, Franklin Financial will cover them from other assets.

     Commissions earned by registered representatives of Franklin Financial on the sale of the policies range up to 90% of premiums paid during the first policy year. For policies issued on or after October 8, 1997, annual trail commissions are earned at an annual rate of 0.25% on the amount in the Policy Account that is in the Separate Account. Pursuant to an Agreement between American Franklin and Franklin Financial, American Franklin has agreed to pay such commissions and Franklin Financial has agreed to remit to American Franklin the excess of all surrender charges paid to Franklin Financial over the sales and promotional expenses incurred by Franklin Financial to the extent necessary to reimburse American Franklin for commissions or other remuneration paid in connection with sales of the policies. Such Agreement also provides that the amount of such commissions and other remuneration not so reimbursed shall be deemed to have been contributed by American Franklin to the capital of Franklin Financial. Commissions and other remuneration will be paid by American Franklin from other sources, including mortality and expense risk charges or other charges in connection with the EquiBuilder II policies, or from its General Account to the extent it does not receive reimbursement from Franklin Financial.


     Commissions paid on policies issued under Separate Accounts VUL and VUL-2 of American Franklin during the years 1997, 1996 and 1995 were $17,946,679.69, $13,454,621.96 and $8,304,001.59, respectively.


     Franklin Financial also may enter into agreements with American Franklin and each such agent with respect to the supervision of such agent. The policies also may be sold by persons who are registered representatives of other registered broker-dealers who are members of the National Association of Securities Dealers, Inc., and with whom Franklin Financial may enter into a selling agreement.

     Registration as a broker-dealer does not mean that the Securities and Exchange Commission has in any way passed upon the financial standing, fitness or conduct of any broker or dealer, upon the merits of any securities offering or upon any other matter relating to the business of any broker or dealer. Salesmen and employees selling policies, where required, are also licensed as securities salesmen under state law.

                                     APPLICATIONS

     When an application for a policy is completed, it is submitted to American Franklin. American Franklin makes the decision to issue a policy based on the information in the application and its standards for issuing insurance and classifying risks. If it decides not to issue a policy, any premium paid will be refunded.

                                REINSURANCE AGREEMENTS

     American Franklin has entered into a reinsurance agreement with Integrity Life Insurance Company ("Integrity") in respect of the EquiBuilder II policies. This agreement was terminated as to policies sold on or after January 1, 1997 but will continue as to business in force prior to that date.

     Integrity is a subsidiary of ARM Financial Group, Inc., a financial services company controlled by Morgan Stanley & Co. Incorporated, an investment banking firm headquartered in New York, New York.

     American Franklin has also entered into a modified coinsurance agreement effective January 1, 1997 with The Franklin, under which The Franklin reinsures on a modified coinsurance basis a portion of the risk under EquiBuilder II policies issued after January 1, 1997.

                               ADMINISTRATIVE SERVICES

     While American Franklin has primary responsibility for all administration of the Policies, American General Life Insurance Company ("AGL") has agreed pursuant to a services agreement among American General Corporation and almost all of its subsidiaries to provide the following administrative services in connection with the Policies: (1) the purchase and redemption of shares of the portfolios of the Funds and (2) the determination of unit values for each investment division of the Separate Account. American Franklin and AGL, as wholly-owned subsidiaries of American General Corporation, are parties to the services agreement. Pursuant to such agreement, American Franklin reimburses AGL for the costs and expenses which AGL incurs in providing such administrative services in connection with the Policies, but neither American Franklin nor AGL incurs a loss or realizes a profit by reason thereof. AGL is a stock life insurance company organized under the laws of Texas and is also engaged in the writing and sale of life insurance and annuity contracts.

                                   STATE REGULATION

     As a life insurance company organized and operated under Illinois law, American Franklin is subject to statutory provisions governing such companies and to regulation by the Illinois Director of Insurance. An annual statement is filed with the Director on or before March 1 of each year covering the operations of American Franklin for the preceding year and its financial condition on December 31 of such year. American Franklin's books and accounts are subject to review and examination by the Illinois Insurance Department at all times, and a full examination of its operations is conducted by the National Association of Insurance Commissioners ("NAIC") periodically. The NAIC has divided the country into six geographic zones. A representative of each such zone may participate in the examination.

     In addition, American Franklin is subject to the insurance laws and regulations of the jurisdictions other than Illinois in which it is licensed to operate. Generally, the insurance departments of such jurisdictions apply the law of Illinois in determining permissible investments for American Franklin.

                                YEAR 2000 TRANSITION

     Like all financial services providers, American Franklin utilizes systems that may be affected by Year 2000 transition issues and it relies on service providers, including banks, custodians, and investment managers, that also may be affected. American Franklin and its affiliates have developed, and are in the process of implementing, a Year 2000 transition plan, and are confirming that their service providers are also so engaged. The resources that are being devoted to this effort are substantial. It is difficult to predict with precision whether the amount of resources ultimately devoted, or the outcome of these efforts, will have any negative impact on American Franklin. However, as of the date of this prospectus, it is not anticipated that Policy Owners will experience negative effects on their investment, or on the services provided in connection therewith, as a result of Year 2000 transition implementation. American Franklin currently anticipates that its systems will be Year 2000 compliant on or about December 31, 1998, but there can be no assurance that American Franklin will be successful, or that interaction with other service providers will not impair American Franklin's services at that time.

                                    LEGAL MATTERS

     Sutherland, Asbill & Brennan LLP of Washington, D.C. has provided advice on certain matters relating to the federal securities laws.

                                  LEGAL PROCEEDINGS

     Neither American Franklin nor the Separate Account is a party to any material legal proceedings.

                                       EXPERTS


     The statement of net assets as of December 31, 1997 and the related statement of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended of the Separate Account, appearing herein, have been audited by Ernst & Young LLP, independent auditors, as set forth in their report thereon appearing elsewhere herein. The financial statements of American Franklin at December 31, 1997 and 1996 and for each of the two years in the period ended December 31, 1997, the eleven months ended December 31, 1995 and the one month ended January 31, 1995, appearing herein, have been audited by Ernst & Young LLP, independent auditors, as set forth in their report thereon appearing elsewhere herein. Such financial statements referred to above are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

     Actuarial matters in this Prospectus have been examined by Robert M. Beuerlein, who is Executive Vice President and Actuary of American Franklin. His opinion on actuarial matters is filed as an exhibit to the Registration Statement relating to the policies filed with the SEC.

                                REGISTRATION STATEMENT

     A Registration Statement has been filed with the Securities and Exchange Commission under the Securities Act of 1933, as amended, with respect to the policies offered hereby. This Prospectus does not contain all the information set forth in the Registration Statement and amendments thereto and exhibits filed as a part thereof, to all of which reference is hereby made for further information concerning American Franklin, the Separate Account and the policies offered hereby. Statements contained in this Prospectus as to the content of policies and other legal instruments are summaries. For a complete statement of the terms thereof, reference is made to such instruments as filed.

                             OTHER POLICIES AND CONTRACTS

     American Franklin may offer, under other prospectuses, other variable life policies or variable annuity contracts having interests in the Separate Account and containing terms and conditions different from those of the policies offered hereby. Interests in the Separate Account are also issued under American Franklin's EquiBuilder III variable life insurance policies, which have policy features that are similar to those of EquiBuilder II policies but which have a different sales charge structure.

                                     MANAGEMENT

     The following persons hold the positions designated with respect to American Franklin. The table also shows their principal occupations during the past five years and any positions held with The Franklin and Franklin Financial.



         NAME        PRINCIPAL OCCUPATIONS DURING  POSITION HELD WITH AMERICAN
         ----        ----------------------------  ---------------------------
                             PAST 5 YEARS             FRANKLIN AND FRANKLIN
                             ------------             ---------------------
                                                            FINANCIAL
                                                            ---------
 B. Shelby Baetz*    General Counsel, American     Secretary, American
                     General Independent Producer  Franklin.
                     Division, Houston, Texas,
                     since January, 1998;
                     Associate General Counsel,
                     American General
                     Corporation, Houston, Texas,
                     prior to January, 1998.

 Wayne A. Barnard**  Vice President and Chief      Vice President, American
                     Actuary, American General     Franklin.
                     Life Insurance Company,
                     Houston, Texas.


 Earl W. Baucom      Treasurer, The Franklin,      Director, Senior Vice
                     since June 30, 1997, Senior   President, Chief Financial
                     Vice President and Chief      Officer and Treasurer,
                     Financial Officer, The        American Franklin.
                     Franklin, since June 10,
                     1996; Director, The
                     Franklin, since August 21,
                     1996; Chief Financial
                     Officer, Providian Direct
                     Insurance, from October,
                     1993 to December, 1995;
                     Controller, Providian
                     Corporation, prior to
                     October, 1993.


 Robert M. Beuerlein Senior Vice President-        Director, Executive Vice
                     Actuarial and Director, The   President and Actuary,
                     Franklin.                     American Franklin.


                                          45


         NAME          PRINCIPAL OCCUPATIONS DURING      POSITION HELD WITH
         ----          ----------------------------      ------------------
                               PAST 5 YEARS            AMERICAN FRANKLIN AND
                               ------------            ---------------------
                                                         FRANKLIN FINANCIAL
                                                         ------------------
 Brady W. Creel        Senior Vice President,       Director, Senior Vice
                       Chief Marketing Officer and  President and Chief
                       Director, The Franklin       Marketing Officer, American
                       since September 3, 1996;     Franklin.
                       Regional Manager, The
                       Franklin, prior to
                       September, 1996.

 James S. D'Agostino, Vice Chairman and Director,   Vice Chairman and Director,
 Jr.*                 The Franklin, since May 27,   American Franklin.
                      1997; President, American
                      General Corporation,
                      Houston, Texas, since April
                      24, 1997; Chief Executive
                      Officer, American General
                      Life and Accident Insurance
                      Company, Nashville,
                      Tennessee, from July 1, 1995
                      to March 5, 1997.

 Barbara Fossum       Senior Vice President, The    Senior Vice President,
                      Franklin, since March 20,     American Franklin.
                      1998; Vice President, The
                      Franklin, from June, 1995,
                      to March 20, 1998; Vice
                      President, American General
                      Life Insurance Company,
                      Houston, Texas, prior to
                      June, 1995.

 Ross D. Friend       Senior Vice President and      Senior Vice President,
                      General Counsel, The           General Counsel and
                      Franklin, since September 3,   Assistant Secretary,
                      1996; Assistant Secretary,     American Franklin;
                      The Franklin, since November   Director, Vice President
                      13, 1997; Secretary, The       and Secretary, Franklin
                      Franklin, from September 3,    Financial.
                      1996 to November 13, 1997;
                      Attorney-In-Charge,
                      Prudential Life Insurance
                      Company, Jacksonville,
                      Florida, from July, 1995 to
                      September, 1996; Chief Legal
                      Officer, Confederation Life
                      Insurance Company, Atlanta,
                      Georgia, prior to July, 1995.

 Robert F. Herbert,   Senior Vice President and      Vice President, American
 Jr.**                Chief Financial Officer,       Franklin.
                      American General Life
                      Insurance Company, Houston,
                      Texas, since May of 1996;
                      Controller, American General
                      Life Insurance Company, prior
                      to May of 1996.

 Simon J. Leech**     Vice President, American       Vice President and
                      General Life Insurance         Administrative Officer,
                      Company, Houston, Texas.       American Franklin.


                                          46


         NAME        PRINCIPAL OCCUPATIONS DURING      POSITION HELD WITH
         ----        ----------------------------      ------------------
                             PAST 5 YEARS            AMERICAN FRANKLIN AND
                             ------------            ---------------------
                                                       FRANKLIN FINANCIAL
                                                       ------------------
 Rodney O. Martin,   President and Chief Executive   Director and Senior
 Jr.*                Officer, American General       Chairman, American
                     Life Insurance Company,         Franklin.
                     Houston, Texas, since August,
                     1996; President, American
                     General Life Insurance
                     Company of New York,
                     Syracuse, New York, from
                     November, 1995 to August,
                     1996; Vice President,
                     Connecticut Mutual Life
                     Insurance Company, Hartford,
                     Connecticut, prior to
                     November, 1995.

 Thomas K. McCracken Director - Marketing, The       Director - Special
                     Franklin.                       Markets, American
                                                     Franklin.

 Mark R. McGuire     Vice President, The Franklin,   Vice President and
                     since January 6, 1997;          Administrative Officer,
                     Consultant/Manager, American    American Franklin.
                     General Life Insurance
                     Company, Houston, Texas,
                     prior to January, 1997.

 Jon P. Newton*      Director and Vice Chairman,     Director and Vice
                     The Franklin, since January     Chairman, American
                     31, 1996; Vice Chairman,        Franklin.
                     American General Corporation,
                     Houston, Texas since April,
                     1997; Vice Chairman and
                     General Counsel, American
                     General Corporation, from
                     October, 1995 to April, 1997;
                     Senior Vice President and
                     General Counsel, American
                     General Corporation, prior to
                     October, 1995.

 Gary D. Reddick     Director, The Franklin, since   Vice Chairman and
                     February, 1995; Vice            Director, American
                     Chairman, The Franklin, since   Franklin; Director and
                     July 1, 1997; Executive Vice    Vice Chairman, Franklin
                     President, The Franklin, from   Financial.
                     February, 1995 to July 1,
                     1997; Senior Vice President,
                     American General Corporation,
                     Houston, Texas prior to
                     February, 1995; Senior Vice
                     President, American General
                     Life Insurance Company,
                     Houston, Texas, prior to
                     October, 1994.


                                          47


         NAME        PRINCIPAL OCCUPATIONS DURING      POSITION HELD WITH
         ----        ----------------------------      ------------------
                             PAST 5 YEARS            AMERICAN FRANKLIN AND
                             ------------            ---------------------
                                                       FRANKLIN FINANCIAL
                                                       ------------------
 Richard W. Scott*   Executive Vice President and    Vice President and Chief
                     Chief Investment Officer,       Investment Officer,
                     American General Corporation,   American Franklin.
                     Houston, Texas, since
                     February, 1998; Vice Chairman
                     and Chief Investment Officer,
                     Western National Corporation,
                     Houston, Texas, from
                     February, 1997 to February,
                     1998; Vice Chairman, Chief
                     Investment Officer and
                     General Counsel, Western
                     National Corporation, from
                     July, 1996 to February, 1997;
                     Executive Vice President,
                     General Counsel and Chief
                     Investment Officer, Western
                     National Corporation, from
                     May, 1995 to July, 1996;
                     Executive Vice President and
                     General Counsel, Western
                     National Corporation, from
                     February, 1994 to May, 1995;
                     Partner, Vinson & Elkins LLP,
                     Houston, Texas, prior to
                     February, 1994.

 William A. Simpson  Director, Chief Executive       Chairman and President,
                     Officer and President, The      American Franklin;
                     Franklin, since September 5,    Director, Franklin
                     1997; President and Chief       Financial.
                     Executive Officer, The Old
                     Line Life Insurance Company
                     of America, Milwaukee,
                     Wisconsin from May 1, 1990 to
                     September 8, 1997; President-
                     Life Insurance Division,
                     USLIFE Corporation, New York,
                     New York from February, 1996
                     to May, 1996; President and
                     Chief Executive Officer,
                     USLIFE Corporation from
                     January, 1995 to February,
                     1996; Vice Chairman and Chief
                     Executive Officer, All
                     American Life Insurance
                     Company, Chicago, Illinois
                     from October 25, 1994 to May
                     1, 1995; President and Chief
                     Executive Officer, All
                     American Life Insurance
                     Company, from April 16, 1990
                     to October 25, 1994.

 T. Clayton Spires   Director, Corporate Tax, The    Director, Corporate Tax,
                     Franklin, since February 3,     American Franklin.
                     1997; Assistant Vice
                     President and Tax Manager,
                     First Colony Life, Lynchburg,
                     Virginia, prior to February,
                     1997.

 Timothy W. Still**  Vice President, American        Vice President and
                     General Life Insurance          Administrative Officer,
                     Company, Houston, Texas,        American Franklin.
                     since October of 1995; Vice
                     President, The Continuum
                     Company, Kansas City,
                     Missouri, prior to August of
                     1995.



                                          48


         NAME        PRINCIPAL OCCUPATIONS DURING      POSITION HELD WITH
         ----        ----------------------------      ------------------
                             PAST 5 YEARS            AMERICAN FRANKLIN AND
                             ------------            ---------------------
                                                       FRANKLIN FINANCIAL
                                                       ------------------
 J. Alan Vala        Director - Agency Secretary,    Director - Agency
                     The Franklin.                   Secretary, American
                                                     Franklin.

 Christian D. Weiss  Controller, The Franklin,       Controller, American
                     since June, 1997;  Assistant    Franklin.
                     Controller, ReliaStar
                     Financial Corp., Arlington,
                     Virginia, from January, 1994
                     to June, 1997; Senior
                     Manager, Ernst & Young LLP,
                     Richmond, Virginia, prior to
                     January, 1994.

 Diane S. Workman    Director-Administration,        Director-Administration,
                     American Franklin.              American Franklin.


     The principal business address of each individual with an asterisk next to his name is 2929 Allen Parkway, Houston, Texas 77019. The principal business address of each individual with two asterisks next to his name is 2727-A Allen Parkway, Houston, Texas 77019. The principal business address of each other individual is in care of The Franklin Life Insurance Company, #1 Franklin Square, Springfield, Illinois 62713.

                           Index To Financial Statements






                                                                                          Page
The Separate Account:

     Report of Independent Auditors. . . . . . . . . . . . . . . . . . . . . . . . . . . . . F-2

     Audited Financial Statements:

          Statement of Net Assets, December 31, 1997 . . . . . . . . . . . . . . . . . F-3 - F-4

          Statement of Operations for the year ended December 31, 1997 . . . . . . . . F-5 - F-6

          Statements of Changes in Net Assets for the years ended
          December 31, 1997 and 1996 . . . . . . . . . . . . . . . . . . . . . . . . . F-7 - F-8

          Notes to Financial Statements  . . . . . . . . . . . . . . . . . . . . . .  F-9 - F-12

The American Franklin Life Insurance Company:*

     Report of Independent Auditors. . . . . . . . . . . . . . . . . . . . . . . . . . . .  F-13

     Audited Financial Statements:

          Statement of Operations for the years ended December 31, 1997 and 1996, the eleven months ended December 31, 1995, and the one month ended
          January 31, 1995 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  F-14

          Balance Sheet, December 31, 1997 and 1996. . . . . . . . . . . . . . . . . F-15 - F-16

          Statement of Shareholder's Equity for the years ended December 31, 1997 and 1996, the eleven months ended December 31, 1995, and the one month ended January 31, 1995 . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  F-17

          Statement of Cash Flows for the years ended December 31, 1997 and 1996, the eleven months ended December 31, 1995, and the one month ended
          January 31, 1995 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  F-18

          Notes to Financial Statements  . . . . . . . . . . . . . . . . . . . . . . F-19 - F-35



------------------------------

*The financial statements of American Franklin contained herein should be considered only as bearing upon the ability of American Franklin to meet its obligations under the policies offered hereby.

                           REPORT OF INDEPENDENT AUDITORS




Board of Directors
The American Franklin Life Insurance Company
Policyowners of Separate Account VUL-2


We have audited the accompanying statement of net assets of Separate Account VUL-2 (comprising, respectively, the Money Market, Equity-Income, Growth, Overseas, High Income, Investment Grade Bond, Asset Manager, Index 500, Asset
Manager: Growth and Contrafund Divisions) as of December 31, 1997, and the related statement of operations for the year then ended and the statement of changes in net assets for each of the two years then ended. These financial statements are the responsibility of Separate Account VUL-2 management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective Divisions constituting Separate Account VUL-2 at December 31, 1997, and the results of their operations for the year then ended and changes in net assets for each of the two years then ended in conformity with generally accepted accounting principles.





                                        /s/ Ernst & Young LLP






Chicago, Illinois
January 30, 1998

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VUL-2
STATEMENT OF NET ASSETS
DECEMBER 31, 1997

                                                                MONEY            EQUITY-
                                                                MARKET           INCOME             GROWTH           OVERSEAS
                                                               DIVISION         DIVISION           DIVISION          DIVISION
                                                              -----------------------------------------------------------------
ASSETS - Investments in Variable Insurance
  Products Fund and Variable Insurance
  Products Fund II, at fair value
  (Cost: See below)                                           $3,120,690       $39,861,417       $51,757,864        $9,219,983


LIABILITIES - Due to General Account                             (10,526)          (18,723)          (39,825)           (5,705)
                                                              ----------------------------------------------------------------

NET ASSETS                                                    $3,110,164       $39,842,694       $51,718,039        $9,214,278
                                                              ----------------------------------------------------------------
                                                              ----------------------------------------------------------------

Unit value, at December 31, 1997                              $   126.37       $    291.45       $    264.35        $   170.08
                                                              ----------------------------------------------------------------
                                                              ----------------------------------------------------------------

Units outstanding, at December 31, 1997                           24,611           136,705           195,644            54,175
                                                              ----------------------------------------------------------------
                                                              ----------------------------------------------------------------

Cost of Investments                                           $3,135,250       $31,762,665       $39,803,529        $8,291,249
                                                              ----------------------------------------------------------------
                                                              ----------------------------------------------------------------


SEE NOTES TO FINANCIAL STATEMENTS

                                                 HIGH       INVESTMENT       ASSET          INDEX          ASSET          CONTRA-
                                                INCOME      GRADE BOND      MANAGER          500          MANAGER:         FUND
                                               DIVISION      DIVISION       DIVISION       DIVISION    GROWTH DIVISION   DIVISION
                                            --------------------------------------------------------------------------------------
ASSETS - Investments in Variable Insurance
  Products Fund and Variable Insurance
  Products Fund II, at fair value
  (Cost: See below)                          $2,416,480     $2,011,512    $26,502,212    $17,361,588     $4,078,334    $13,184,894

LIABILITIES - Due to General Account             (1,582)        (1,002)       (20,601)       (11,188)        (2,773)        (8,442)
                                             -------------------------------------------------------------------------------------

NET ASSETS                                   $2,414,898     $2,010,510    $26,481,611    $17,350,400     $4,075,561    $13,176,452
                                             -------------------------------------------------------------------------------------
                                             -------------------------------------------------------------------------------------

Unit value, at December 31, 1997             $   165.81     $   146.29    $    200.91    $    226.02     $   165.92    $    174.12
                                             -------------------------------------------------------------------------------------
                                             -------------------------------------------------------------------------------------

Units outstanding, at December 31, 1997          14,564         13,744        131,808         76,766         24,563         75,672
                                             -------------------------------------------------------------------------------------
                                             -------------------------------------------------------------------------------------

Cost of Investments                          $2,172,860     $1,877,304    $22,398,305    $14,359,056     $3,569,525    $11,294,540
                                             -------------------------------------------------------------------------------------
                                             -------------------------------------------------------------------------------------

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VUL-2
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1997



                                                                    MONEY         EQUITY-
                                                                    MARKET        INCOME          GROWTH          OVERSEAS
                                                                   DIVISION      DIVISION        DIVISION         DIVISION
                                                                  --------------------------------------------------------
NET INVESTMENT INCOME

Income
   Dividends from Variable Insurance
    Products Fund and Variable Insurance
    Products Fund II                                              $182,030      $2,548,247      $1,307,633        $606,526

Expenses
   Mortality and expense risk charge                                23,614         230,070         319,604          60,600
                                                                  --------------------------------------------------------

Net investment income (expense)                                    158,416       2,318,177         988,029         545,926

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS

   Net realized gain                                                     -         241,758         381,365          61,268

   Net unrealized appreciation (depreciation):

     Beginning of year                                              (8,346)      4,288,372       6,366,508         786,945

     End of year                                                   (14,560)      8,098,752      11,954,335         928,734
                                                                  --------------------------------------------------------

   Net change in unrealized appreciation
    (depreciation) during the year                                  (6,214)      3,810,380       5,587,827         141,789
                                                                  --------------------------------------------------------

Net realized and unrealized gain (loss)
 on investments                                                     (6,214)      4,052,138       5,969,192         203,057
                                                                  --------------------------------------------------------

Net increase in net assets resulting
 from operations                                                  $152,202      $6,370,315     $ 6,957,221        $748,983
                                                                  --------------------------------------------------------
                                                                  --------------------------------------------------------



SEE NOTES TO FINANCIAL STATEMENTS

                                                 HIGH         INVESTMENT      ASSET         INDEX           ASSET        CONTRA-
                                                INCOME        GRADE BOND     MANAGER         500           MANAGER:       FUND
                                                DIVISION       DIVISION      DIVISION       DIVISION   GROWTH DIVISION   DIVISION
                                               -----------------------------------------------------------------------------------
NET INVESTMENT INCOME

Income
   Dividends from Variable Insurance
    Products Fund and Variable Insurance
    Products Fund II                           $109,941       $100,671     $2,519,534     $  247,126       $  2,248     $  174,269

   Expenses
   Mortality and expense risk charge             12,988          3,529        173,975         81,823         17,644         62,797
                                               -----------------------------------------------------------------------------------

Net investment income (expense)                  96,953         87,142      2,345,559        165,303        (15,396)       111,472

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS

   Net realized gain                             16,743         11,679        150,118        203,061         18,249         65,136

   Net unrealized appreciation (depreciation):


     Beginning of year                           73,140         90,495      2,931,994        862,708         78,770        583,917

     End of year                                243,620        134,208      4,103,907      3,002,532        508,809      1,890,354
                                               -----------------------------------------------------------------------------------

   Net change in unrealized appreciation
    (depreciation) during the year              170,480         43,713      1,171,913      2,139,824        430,039      1,306,437
                                               -----------------------------------------------------------------------------------

Net realized and unrealized gain (loss)
 on investments                                 187,223         55,392      1,322,031      2,342,885        448,288      1,371,573
                                               -----------------------------------------------------------------------------------

Net increase in net assets resulting
 from operations                               $284,176       $142,534     $3,667,590     $2,508,188       $432,892     $1,483,045
                                               -----------------------------------------------------------------------------------
                                               -----------------------------------------------------------------------------------

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VUL-2
STATEMENTS OF CHANGES IN NET ASSETS


                                                               MONEY         EQUITY-
                                                              MARKET         INCOME          GROWTH     OVERSEAS
FOR THE YEAR ENDED DECEMBER 31, 1997                         DIVISION       DIVISION        DIVISION    DIVISION
                                                           ----------------------------------------------------------
CHANGE IN NET ASSETS
FROM OPERATIONS:
  Net investment income (expense)                          $   158,416    $ 2,318,177    $   988,029    $  545,926
  Net realized gain on investments                                   -        241,758        381,365        61,268
  Net change in unrealized appreciation
   (depreciation) on investments                                (6,214)     3,810,380      5,587,827       141,789
                                                           ----------------------------------------------------------
Net increase in net assets from operations                     152,202      6,370,315      6,957,221       748,983
FROM POLICY RELATED TRANSACTIONS:
  Net contract purchase payments                            15,768,314     12,119,616     14,879,501     2,855,311
  Transfers for policy related transactions                 (1,274,078)    (5,951,910)    (7,325,640)   (1,502,429)
  Transfers between Separate Account
    VUL-2's Divisions, net                                 (14,692,099)     3,478,823      2,739,351       369,757
                                                           ----------------------------------------------------------
Net increase (decrease) in net assets
  from policy related transactions                            (197,863)     9,646,529     10,293,212     1,722,639
                                                           ----------------------------------------------------------

Increase (decrease) in net assets                              (45,661)    16,016,844     17,250,433     2,471,622
Net assets, beginning of year                                3,155,825     23,825,850     34,467,606     6,742,656
                                                           ----------------------------------------------------------

Net assets, end of year                                    $ 3,110,164    $39,842,694    $51,718,039    $9,214,278
                                                           ----------------------------------------------------------
                                                           ----------------------------------------------------------


                                                               MONEY         EQUITY-
                                                              MARKET         INCOME          GROWTH      OVERSEAS
FOR THE YEAR ENDED DECEMBER 31, 1996                         DIVISION       DIVISION        DIVISION     DIVISION
                                                           ----------------------------------------------------------
CHANGE IN NET ASSETS
FROM OPERATIONS:
  Net investment income (expense)                          $    90,006    $   494,647    $ 1,305,736    $   81,863
  Net realized gain on investments                                   -        119,363        217,472        72,428
  Net change in unrealized appreciation
   (depreciation) on investments                                 8,305      2,103,869      2,290,153       475,238
                                                           ----------------------------------------------------------
Net increase in net assets from operations                      98,311      2,717,879      3,813,361       629,529
FROM POLICY RELATED TRANSACTIONS:
  Net contract purchase payments                            14,105,404      8,358,063     11,727,262     2,440,157
  Transfers for policy related transactions                   (745,614)    (3,518,149)    (5,082,906)   (1,085,007)
  Transfers between Separate Account VUL-2's
   Divisions, net                                          (12,247,504)     3,540,795      4,024,505      (158,617)
                                                           ----------------------------------------------------------
Net increase in net assets from policy related
  transactions                                               1,112,286      8,380,709     10,668,861     1,196,533
                                                           ----------------------------------------------------------

Increase in net assets                                       1,210,597     11,098,588     14,482,222     1,826,062
Net assets, beginning of year                                1,945,228     12,727,262     19,985,384     4,916,594
                                                           ----------------------------------------------------------

Net assets, end of year                                     $3,155,825    $23,825,850    $34,467,606    $6,742,656
                                                           ----------------------------------------------------------
                                                           ----------------------------------------------------------




SEE NOTES TO FINANCIAL STATEMENTS
                                         F-7

                                                 HIGH       INVESTMENT       ASSET          INDEX           ASSET         CONTRA-
                                                INCOME      GRADE BOND      MANAGER          500           MANAGER:        FUND
FOR THE YEAR ENDED DECEMBER 31, 1997           DIVISION      DIVISION       DIVISION       DIVISION     GROWTH DIVISION  DIVISION
                                             --------------------------------------------------------------------------------------
CHANGE IN NET ASSETS
FROM OPERATIONS:
  Net investment income (expense)            $   96,953     $   87,142    $ 2,345,559    $   165,303     $  (15,396)   $   111,472
  Net realized gain on investments               16,743         11,679        150,118        203,061         18,249         65,136
  Net change in unrealized appreciation
   (depreciation) on investments                170,480         43,713      1,171,913      2,139,824        430,039      1,306,437
                                             --------------------------------------------------------------------------------------
Net increase in net assets from operations      284,176        142,534      3,667,590      2,508,188        432,892      1,483,045
FROM POLICY RELATED TRANSACTIONS:
  Net contract purchase payments                936,633        525,371      5,954,601      6,747,739      1,946,149      6,031,891
  Transfers for policy related transactions    (374,337)      (329,478)    (3,858,162)    (2,283,537)      (707,474)    (1,947,161)
  Transfers between Separate Account
   VUL-2's Divisions, net                       339,645        (21,180)        109,203      3,935,049      1,105,963      2,638,620
                                             --------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  from policy related transactions              901,941        174,713      2,205,642      8,399,251      2,344,638      6,723,350
                                             --------------------------------------------------------------------------------------

Increase (decrease) in net assets             1,186,117        317,247      5,873,232     10,907,439      2,777,530      8,206,395
Net assets, beginning of year                 1,228,781      1,693,263     20,608,379      6,442,961      1,298,031      4,970,057
                                             --------------------------------------------------------------------------------------

Net assets, end of year                      $2,414,898     $2,010,510    $26,481,611    $17,350,400     $4,075,561    $13,176,452
                                             --------------------------------------------------------------------------------------
                                             --------------------------------------------------------------------------------------


                                                 HIGH       INVESTMENT       ASSET          INDEX           ASSET         CONTRA-
                                                INCOME      GRADE BOND      MANAGER          500           MANAGER:        FUND
FOR THE YEAR ENDED DECEMBER 31, 1996           DIVISION      DIVISION       DIVISION       DIVISION     GROWTH DIVISION  DIVISION
                                             --------------------------------------------------------------------------------------
CHANGE IN NET ASSETS
FROM OPERATIONS:
  Net investment income (expense)             $  39,298     $   56,393     $  950,642     $   33,984     $   56,162     $   (6,210)
Net realized gain on investments                  8,967          3,089        212,679         55,003          3,633         14,914
  Net change in unrealized appreciation
   (depreciation) on investments                 39,105         (6,922)     1,427,096        753,837         83,858        580,665
                                             --------------------------------------------------------------------------------------
Net increase in net assets from operations       87,370         52,560      2,590,417        842,824        143,653        589,369
FROM POLICY RELATED TRANSACTIONS:
  Net contract purchase payments                533,704        486,742      5,498,237      2,673,909        654,319      2,330,711
Transfers for policy related transactions      (192,712)      (275,951)    (3,080,444)      (790,840)      (178,249)      (624,350)
  Transfers between Separate Account
   VUL-2's Divisions, net                       360,417        107,298       (498,477      2,664,359        437,562      1,823,964
                                             --------------------------------------------------------------------------------------
Net increase in net assets from policy
   related transactions                         701,409        318,089      1,919,316      4,547,428        913,632      3,530,325
                                             --------------------------------------------------------------------------------------

Increase in net assets                          788,779        370,649      4,509,733      5,390,252      1,057,285      4,119,694
Net assets, beginning of year                   440,002      1,322,614     16,098,646      1,052,709        240,746        850,363
                                             --------------------------------------------------------------------------------------

Net assets, end of year                      $1,228,781     $1,693,263    $20,608,379     $6,442,961     $1,298,031     $4,970,057
                                             --------------------------------------------------------------------------------------
                                             --------------------------------------------------------------------------------------

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VUL-2
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1997

1.   NATURE OF OPERATIONS

     The American Franklin Life Insurance Company (American Franklin) is a wholly-owned subsidiary of The Franklin Life Insurance Company. American Franklin established Separate Account VUL-2 (Account) as a unit investment trust registered under the Investment Company Act of 1940. The Account, which consists of ten investment divisions, was established on April 9, 1991 in conformity with Illinois Insurance Law. The assets in each division are invested in units of beneficial interest (shares) of a designated portfolio (Portfolio) of two mutual funds, sponsored by Fidelity Investments, Variable Insurance Products Fund and Variable Insurance Products Fund II (Funds). The Money Market, Equity-Income, Growth, Overseas, and High Income Divisions of the Account are invested in shares of a corresponding Portfolio of Variable Insurance Products Fund, while the Investment Grade Bond, Asset Manager, Index 500, Asset Manager: Growth and Contrafund Divisions of the Account are invested in shares of a corresponding Portfolio of Variable Insurance Products Fund II. The Account's financial statements should be read in conjunction with the financial statements of the Funds. The Account commenced operations on September 30, 1991.

     The Account was established by American Franklin to support the operations of American Franklin's EquiBuilder II-TM- Flexible Premium Variable Life Insurance Policies (EquiBuilder II Policies). The Account also supports the operations of American Franklin's EquiBuilder III-TM- Flexible Premium Variable Life Insurance Policies (EquiBuilder III Policies) (the EquiBuilder II Policies and the EquiBuilder III Policies are referred to
     collectively as the Policies).   At December 31, 1997, American Franklin
     had obtained the necessary state insurance department approvals for the sale of the EquiBuilder III Policies in 46 states.

     Franklin Financial Services Corporation, a wholly-owned subsidiary of The Franklin Life Insurance Company, acts as the principal underwriter, as defined in the Investment Company Act of 1940, of the Policies. The assets of the Account are the property of American Franklin. The portion of the Account's assets applicable to the Policies is not chargeable with liabilities arising out of any other business American Franklin may conduct.

     The net assets of the Account may not be less than the reserves applicable to the Policies. Assets may also be set aside in American Franklin's General Account based on the amounts allocated under the Policies to American Franklin's Guaranteed Interest Division and for policy loans. Additional assets are set aside in American Franklin's General Account to provide for (i) the unearned portion of the monthly charges for mortality and expense risk charges made under the Policies and (ii) other policy benefits.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The significant accounting policies of the Account are as follows:

     Investments in shares of the Funds are carried at fair value. Investments in shares of the Funds are valued at the net asset values of the respective Portfolios of the Funds corresponding to the investment divisions of the Account. Investment transactions are recorded on the trade date.
     Dividends are recorded as received. Realized gains and losses on sales of the Funds' shares are determined based on the specific identification method.

     The operations of the Account are included in the federal income tax return of American Franklin. Under the provisions of the Policies, American Franklin has the right to charge the Account for federal income tax attributable to the Account. No charge is currently being made against the Account for such tax since, under current tax law, American Franklin pays no tax on investment income and capital gains reflected in variable life insurance policy reserves. However, American Franklin retains the right to charge for any federal income tax incurred which is attributable to the Account if the law is changed. Charges for state and local taxes, if any, attributable to the Account may also be made.

3.   SALES AND ADMINISTRATIVE CHARGES

     Certain jurisdictions require that deductions be made from premium payments for taxes. The amount of such deductions varies and may be up to 5% of the premium. With respect to the EquiBuilder III Policies, American Franklin makes a sales expense deduction equal to 5% of each premium paid during any policy year up to a "target" premium, which is based on the annual premium for a fixed whole life insurance policy on the life of the insured person (no sales expense deduction is made for premiums in excess of the target premium paid during that policy year). The balance remaining after any such deduction, the net premium, is placed by American Franklin in a Policy Account established for each policyowner. Each month American Franklin makes a charge against each Policy Account for: administrative expenses (currently $6 per month plus an additional charge of $24 per month for each of the first 12 months a policy is in effect); and cost of insurance, which is based on the insured person's age, sex, risk class, amount of insurance, and additional benefits, if any. In addition, American Franklin will make charges for the following: a partial withdrawal of net cash surrender value (currently $25 or 2% of the amount withdrawn, whichever is less); an increase in the face amount of insurance (currently a $1.50 administrative charge for each $1,000 increase up to a maximum charge of $300); and a transfer between investment divisions in any policy year in which four transfers have already been made (up to $25 for each additional transfer in a given policy year). Charges may also be made for providing more than one illustration of policy benefits to a given policyholder. American Franklin assumes mortality and expense risks related to the operations of the Account and deducts a charge from the assets of the Account at an effective annual rate of .75% of the Account's net assets to cover these risks. The total charges paid by the Account to American Franklin were $18,890,000 and $12,166,000 in 1997 and 1996, respectively.

     During the first ten years a Policy is in effect, a surrender charge may be deducted from a Policy Account by American Franklin if: the Policy is surrendered for its net cash surrender value, the face amount of the Policy is reduced or the Policy is permitted to lapse. The maximum total surrender charge applicable to a particular Policy is specified in the Policy and is equal to 50% of one target premium. This maximum will not vary based on the amount of premiums paid or when they are paid. At the end of the sixth policy year and at the end of each of the four succeeding policy years, the maximum surrender charge is reduced by an amount equal to 20% of the initial maximum surrender charge until, after the end of the tenth policy year, there is no surrender charge. Subject to the maximum surrender charge, the surrender charge with respect to the EquiBuilder II Policies will equal 30% of actual premiums paid during the first policy year up to one target premium, plus 9% of all other premiums actually paid during the first ten policy years, and the surrender charge with respect to the EquiBuilder III Policies will equal 25% of actual premiums paid during the first policy year up to one target premium, plus 9% of all other premiums actually paid during the first ten policy years.

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VUL-2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1997

4.   SUMMARY OF UNIT VALUES AND CHANGES IN OUTSTANDING UNITS

     Unit value information and a summary of changes in outstanding units is shown below:

FOR THE YEAR ENDED DECEMBER 31, 1997


                                                    MONEY         EQUITY-                                       HIGH
                                                    MARKET        INCOME          GROWTH      OVERSEAS         INCOME
                                                   DIVISION      DIVISION        DIVISION     DIVISION        DIVISION
                                                 ----------------------------------------------------------------------
Unit value, beginning of year                      $120.68        $236.34        $223.47       $152.96        $141.63
                                                 ----------------------------------------------------------------------
                                                 ----------------------------------------------------------------------

Unit value, end of year                            $126.37        $291.45        $264.35       $170.08        $165.81
                                                 ----------------------------------------------------------------------
                                                 ----------------------------------------------------------------------

Number of units outstanding,
  beginning of year                                 26,149        100,813        154,236        44,082          8,676

Net contract purchase payments                     127,542         45,380         60,016        16,843          6,070

Transfers for policy related transactions          (10,304)       (22,424)       (29,564)       (8,917)        (2,437)

Transfers between Separate Account
  VUL-2's Divisions, Net                          (118,776)        12,936         10,956         2,167          2,255
                                                 ----------------------------------------------------------------------

Number of units outstanding, end of year            24,611        136,705        195,644        54,175         14,564
                                                 ----------------------------------------------------------------------
                                                 ----------------------------------------------------------------------


                                                 INVESTMENT                                     ASSET
                                                    GRADE          ASSET         INDEX         MANAGER        CONTRA-
                                                    BOND          MANAGER         500          GROWTH          FUND
                                                  DIVISION       DIVISION       DIVISION      DIVISION       DIVISION
                                                 ----------------------------------------------------------------------
Unit value, beginning of year                      $135.81        $171.77        $178.33       $137.89        $145.66
                                                 ----------------------------------------------------------------------
                                                 ----------------------------------------------------------------------

Unit value, end of year                            $146.29        $200.91        $226.02       $165.92        $174.12
                                                 ----------------------------------------------------------------------
                                                 ----------------------------------------------------------------------

Number of units outstanding,
  beginning of year                                 12,468        119,978         36,130         9,413         34,121

Net contract purchase payments                       3,764         31,902         32,530        12,503         37,070

Transfers for policy related transactions           (2,338)       (20,496)       (11,120)       (4,526)       (11,863)

Transfers between Separate Account
  VUL-2's Divisions, Net                              (150)           424         19,226         7,173         16,344
                                                 ----------------------------------------------------------------------

Number of units outstanding, end of year            13,744        131,808         76,766        24,563         75,672
                                                 ----------------------------------------------------------------------
                                                 ----------------------------------------------------------------------

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VUL-2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 1997


5.   REMUNERATION OF MANAGEMENT

     The Account incurs no liability or expense for remuneration to directors, members of advisory boards, officers or any other person who might provide a service for the Account, except as described in Note 3.

                           REPORT OF INDEPENDENT AUDITORS


                            ----------------------------



Board of Directors
  and Shareholder
The American Franklin Life Insurance Company


We have audited the accompanying balance sheet of The American Franklin Life Insurance Company, (the Company), a wholly-owned subsidiary of The Franklin Life Insurance Company, which is an indirect wholly-owned subsidiary of American General Corporation, as of December 31, 1997 and 1996, and the related statements of operations, shareholder's equity and cash flows for the years ended December 31, 1997 and 1996, the eleven months ended December 31, 1995, and the one month ended January 31, 1995. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The American Franklin Life Insurance Company at December 31, 1997 and 1996 and the results of its operations and its cash flows for the years ended December 31, 1997 and 1996, the eleven months ended December 31, 1995, and the one month ended January 31, 1995, in conformity with generally accepted accounting principles.




                                        /s/ ERNST & YOUNG LLP



Chicago, Illinois
February 23, 1998

                     THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                               STATEMENT OF OPERATIONS
                                    (In thousands)

                                                                                             Predecessor Basis
                                                                                             -----------------
                                                                               Eleven Months     One Month
                                               Year Ended       Year Ended        Ended            Ended
                                               December 31      December 31     December 31      January 31
                                              ----------------------------------------------------------------
                                                  1997             1996            1995            1995
                                              ----------------------------------------------------------------
Revenues
   Premiums and other considerations          $  17,434        $  16,346        $  9,472        $    676
   Net investment income                          2,530            2,641           2,129             160
   Realized investment gains (losses)               283               90              (6)              -
   Other income (expense)                         1,541             (623)            465             842
                                              ----------------------------------------------------------------
     Total revenues                              21,788           18,454          12,060           1,678

Benefits and expenses
   Benefits paid or provided                      2,450            2,767           2,597             330
   Change in policy reserves                      1,224              843             458           1,027
   Commissions and allowances                    20,096           14,843           9,323             706
   Change in deferred policy acquisition
     costs and cost of insurance purchased      (15,351)          (7,866)         (4,558)           (298)
   Taxes, licenses and fees                       1,484            1,369             988              96
   General insurance expenses                     8,151            7,175           4,713             312
                                              ----------------------------------------------------------------
     Total benefits and expenses                 18,054           19,131          13,521           2,173
                                              ----------------------------------------------------------------

Income (loss) before income taxes                 3,734             (677)         (1,461)           (495)

Income tax expense (benefit)
   Current                                          715              873             452              34
   Deferred                                         244           (1,104)           (961)           (217)
                                              ----------------------------------------------------------------
     Total income tax expense (benefit)             959             (231)           (509)           (183)
                                              ----------------------------------------------------------------

Net income (loss)                             $   2,775        $    (446)       $   (952)       $   (312)
                                              ----------------------------------------------------------------
                                              ----------------------------------------------------------------


                          See Notes to Financial Statements.

                     THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                                    BALANCE SHEET
                                    (In thousands)


                                                           DECEMBER 31
                                                   ------------------------
                                                       1997          1996
                                                   ------------------------
         ASSETS

Investments
    Fixed maturity securities (amortized cost:
      $21,305; $31,359)                            $  22,565      $  32,599
    Policy loans                                       7,050          4,378
                                                   ------------------------
                                                      29,615         36,977

Cash and cash equivalents                              6,349          2,408

Accrued investment income                                472            672

Amounts recoverable from reinsurers                    8,885          6,139

Deferred policy acquisition costs                     30,515         13,781

Cost of insurance purchased                           10,549         12,212

Insurance premiums in course of settlement             1,286            238

Other assets                                           1,328            551

Assets held in Separate Accounts                     223,529        119,850
                                                   ------------------------

Total assets                                       $ 312,528      $ 192,828
                                                   ------------------------
                                                   ------------------------


See Notes to Financial Statements.

                     THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                              BALANCE SHEET (CONTINUED)
                          (In thousands, except share data)


                                                           DECEMBER 31
                                                   ------------------------
                                                       1997          1996
                                                   ------------------------
         LIABILITIES

Insurance liabilities
    Policy reserves, contract claims and
      other policyholders' funds                   $  13,051      $   7,390
    Universal life contracts                          31,289         30,347
    Annuity contracts                                  2,274              -
    Unearned revenue                                   6,801          3,972
Income taxes
    Current                                              380            185
    Deferred                                          (2,211)        (2,458)
Accrued expenses and other liabilities                 7,767          6,676
Liabilities related to Separate Accounts             223,529        119,850
                                                   ------------------------

      Total liabilities                              282,880        165,962


         SHAREHOLDER'S EQUITY
Common stock ($5 par value; 500,000
    shares authorized, issued and outstanding)         2,500          2,500
Paid-in capital                                       25,373         25,373
Net unrealized gains on securities                       398            391
Retained earnings (deficit)                            1,377         (1,398)
                                                   ------------------------

      Total shareholder's equity                      29,648         26,866
                                                   ------------------------

Total liabilities and shareholder's equity         $ 312,528      $ 192,828
                                                   ------------------------
                                                   ------------------------


                          See Notes to Financial Statements.

                     THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                          STATEMENT OF SHAREHOLDER'S EQUITY
                                    (In thousands)


                                                                                             Predecessor Basis
                                                                                             -----------------
                                                                               Eleven Months     One Month
                                               Year Ended       Year Ended        Ended            Ended
                                               December 31      December 31     December 31      January 31
                                              ----------------------------------------------------------------
                                                  1997             1996            1995             1995
                                              ----------------------------------------------------------------
Common stock                                   $  2,500         $  2,500        $  2,500        $  2,500
Paid-in capital
   Balance at beginning of period                25,373           15,373          15,373          12,500
   Capital contribution                               -           10,000               -               -
   Adjustment for the acquisition                     -                -               -           2,873
                                              ----------------------------------------------------------------
Balance at end of period                         25,373           25,373          15,373          15,373
                                              ----------------------------------------------------------------
Net unrealized gains (losses) on
   securities

   Balance at beginning of period                   391              727               -              (9)

   Change during the period                          10             (516)          1,118              (3)
   Amounts applicable to deferred federal
     income taxes                                    (3)             180            (391)              1
   Adjustment for the acquisition                     -                -               -              11
                                              ----------------------------------------------------------------
   Balance at end of period                         398              391             727               -
                                              ----------------------------------------------------------------

Retained earnings (deficit)

   Balance at beginning of period                (1,398)            (952)              -           2,876
   Net income (loss)                              2,775             (446)           (952)           (312)
   Adjustment for the acquisition                     -                -               -          (2,564)
                                              ----------------------------------------------------------------
   Balance at end of period                       1,377           (1,398)           (952)              -
                                              ----------------------------------------------------------------
Total shareholder's equity
   at end of period                           $  29,648        $  26,866       $  17,648       $  17,873
                                              ----------------------------------------------------------------
                                              ----------------------------------------------------------------

                          See Notes to Financial Statements.

                     THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                               STATEMENT OF CASH FLOWS
                                    (In thousands)


                                                                                             Predecessor Basis
                                                                                             -----------------
                                                                               Eleven Months     One Month
                                               Year Ended       Year Ended        Ended            Ended
                                               December 31      December 31     December 31      January 31
                                              ----------------------------------------------------------------
                                                  1997             1996            1995             1995
                                              ----------------------------------------------------------------
Operating activities
   Net Income (loss)                          $   2,775        $    (446)      $    (952)      $    (312)
     Reconciling adjustments to net cash
       used for operating activities
     Policy reserves, claims and other
       policyholders' funds                      18,078           12,609          10,786           1,439
     Realized investment (gains) losses            (283)             (90)              6               -
     Deferred policy acquisition costs and
       cost of insurance purchased              (15,351)          (7,866)         (4,558)           (298)
     Charges on universal life contracts,
       net of interest credited                 (17,369)         (11,602)         (8,166)         (1,248)
     Change in other assets and liabilities      (2,939)          (2,660)          2,806            (471)
                                              ----------------------------------------------------------------
       Net cash used for operating activities   (15,089)         (10,055)            (78)           (890)
                                              ----------------------------------------------------------------
Investing activities
   Investment purchases
     Available-for-sale                          (6,900)         (32,704)         (5,859)            (41)
     Other                                       (2,766)          (2,107)              -               -
   Investment calls, maturities and sales
     Available-for-sale                          17,699           26,096           4,426               -
     Held-to-maturity                                 -                -               -              12
                                              ----------------------------------------------------------------
       Net cash provided by (used for)
         investing activities                     8,033           (8,715)         (1,433)            (29)
                                              ----------------------------------------------------------------
Financing activities
   Policyholder account deposits                 99,023           43,912          27,956           1,957
   Policyholder account withdrawals             (88,026)         (39,565)        (21,750)         (1,305)
   Proceeds from intercompany borrowings         15,320            4,742           1,425               -
   Repayments of intercompany borrowings        (15,320)          (4,832)         (1,335)              -
   Capital contribution                               -           10,000               -               -
                                              ----------------------------------------------------------------
       Net cash provided by financing
         activities                              10,997           14,257           6,296             652
                                              ----------------------------------------------------------------
Net increase (decrease) in cash and cash
   equivalents                                    3,941           (4,513)          4,785            (267)
Cash and cash equivalents at beginning of
   period                                         2,408            6,921           2,136           2,403
                                              ----------------------------------------------------------------

Cash and cash equivalents at end of period    $   6,349        $   2,408       $   6,921       $   2,136
                                              ----------------------------------------------------------------
                                              ----------------------------------------------------------------

                          See Notes to Financial Statements.

                    THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                           NOTES TO FINANCIAL STATEMENTS

 1.    Summary of Significant Accounting Policies

 1.1   NATURE OF OPERATIONS

       The American Franklin Life Insurance Company (AMFLIC), headquartered in Springfield, Illinois, sells and services variable universal life, variable annuity and universal life insurance products to the middle income market, primarily in the Midwest.

 1.2   PREPARATION OF FINANCIAL STATEMENTS

       The financial statements have been prepared in accordance with generally accepted accounting principles (GAAP) and include the accounts of AMFLIC, a wholly-owned subsidiary of The Franklin Life Insurance Company
       (FLIC).

       The preparation of financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and disclosures of contingent assets and liabilities. Ultimate results could differ from those estimates.

 1.3   ACQUISITION

       On January 31, 1995, AGC Life Insurance Company (AGCL), a subsidiary of American General Corporation (AGC), acquired FLIC for $1.17 billion. The purchase price consisted of $920 million cash and a $250 million extraordinary cash dividend paid by FLIC to its former parent prior to closing. The portion of the purchase price allocated to AMFLIC was $17.9 million.

       The acquisition was accounted for using the purchase method of accounting in accordance with the provisions of Accounting Principles Board Opinion 16, "Business Combinations", and other existing accounting literature pertaining to purchase accounting. Under purchase accounting, the total purchase cost was allocated to the assets and liabilities acquired based on a determination of their fair value. AMFLIC's balance sheets at December 31, 1997 and 1996, and its statements of operations, shareholder's equity and cash flows for the years ended December 31, 1997 and 1996, and the eleven months ended December 31, 1995, are reported under the purchase method of accounting and, accordingly, are not consistent with the basis of presentation of the "Predecessor Basis" statements of operations, shareholder's equity and cash flows for the one month ended January 31, 1995.

                    THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                     NOTES TO FINANCIAL STATEMENTS (CONTINUED)

1.4    INVESTMENTS

       FIXED MATURITY SECURITIES. All fixed maturity securities are classified as available-for-sale and recorded at fair value. After adjusting related balance sheet accounts as if unrealized gains (losses) had been realized, the net adjustment is recorded in net unrealized gains (losses) on securities within shareholder's equity. If the fair value of a security classified as available-for-sale declines below its cost and this decline is considered to be other than temporary, the security is reduced to its fair value, and the reduction is recorded as a realized loss.

       POLICY LOANS.  Policy loans are reported at unpaid principal balance.

       INVESTMENT INCOME. Interest on fixed maturity securities and policy loans is recorded as income when earned and is adjusted for any amortization of premium or discount.

       REALIZED INVESTMENT GAINS (LOSSES). Realized investment gains (losses) are recognized using the specific identification method.


1.5    CASH AND CASH EQUIVALENTS

       Highly liquid investments with an original maturity of three months or less are included in cash and cash equivalents. The carrying amount approximates fair value.

 1.6   DEFERRED POLICY ACQUISITION COSTS (DPAC)

       Certain costs of writing an insurance policy, including commissions, underwriting, and marketing expenses, are deferred and reported as DPAC.

       DPAC associated with interest-sensitive life insurance contracts and insurance investment contracts is charged to expense in relation to the estimated gross profits of those contracts. DPAC associated with all other insurance contracts is charged to expense over the premium-paying period or as the premiums are earned over the life of the contract.

       DPAC is adjusted for the impact on estimated future gross profits as if net unrealized gains on securities had been realized at the balance sheet date. The impact of this adjustment is included in net unrealized gains on securities within shareholder's equity.

       AMFLIC reviews the carrying amount of DPAC on at least an annual basis. AMFLIC considers estimated future gross profits or future premiums, expected mortality, interest earned and credited rates, persistency, and expenses in determining whether the carrying amount is recoverable.

                    THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                     NOTES TO FINANCIAL STATEMENTS (CONTINUED)


1.7    COST OF INSURANCE PURCHASED (CIP)

       The cost assigned to insurance contracts in force at January 31, 1995 is reported as CIP. Interest is accreted on the unamortized balance of CIP at rates of 6% to 8.5%. CIP is charged to expense and adjusted for the impact of net unrealized gains on securities in the same manner as DPAC. AMFLIC reviews the carrying amount of CIP on at least an annual basis using the same methods used to evaluate DPAC.

1.8    SEPARATE ACCOUNTS

       Separate Accounts are assets and liabilities associated with certain contracts for which the investment risk lies solely with the contract holder. Therefore, AMFLIC's liability for these accounts equals the value of the account assets. Investment income, realized investment gains (losses), and policyholder account deposits and withdrawals related to Separate Accounts are excluded from the statement of operations. Assets held in Separate Accounts are primarily shares in mutual funds, which are carried at fair value, based on the quoted net asset value per share.

1.9    INSURANCE AND ANNUITY LIABILITIES

       Substantially all of AMFLIC's insurance and annuity liabilities relate to long-duration contracts. The contracts normally cannot be changed or canceled by AMFLIC during the contract period.

       For interest-sensitive life and insurance investment contracts, reserves equal the sum of the policy account balance and deferred revenue charges. Reserves for other contracts are based on estimates of the cost of future policy benefits. Reserves are determined using the net level premium method. Interest assumptions used to compute reserves ranged from 3% to 9% at December 31, 1997.

1.10   PREMIUM RECOGNITION

       Most receipts for annuities and interest-sensitive life insurance contracts are classified as deposits instead of revenues. Revenues for these contracts consist of mortality, expense, and surrender charges. Policy charges that are designed to compensate AMFLIC for future services are deferred and recognized over the period earned, using the same assumptions used to amortize DPAC. For all other long-duration contracts, premiums are recognized when due.

                    THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                      NOTES TO FINANCIAL STATEMENTS (CONTINUED)

1.11   INCOME TAXES

       Deferred tax assets and liabilities are established for temporary differences between the financial reporting basis and the tax basis of assets and liabilities, at the enacted tax rates expected to be in effect when the temporary differences reverse. The effect of a tax rate change is recognized in income in the period of enactment. State income taxes are included in income tax expense.

       A change in deferred taxes related to fluctuations in fair value of available-for-sale securities is included in net unrealized gains (losses) on securities in shareholder's equity.

1.12   RECLASSIFICATIONS

       Certain reclassifications have been made to the 1996 and 1995 financial statements to conform to the 1997 presentation.

1.13   NEW ACCOUNTING STANDARDS NOT YET ADOPTED

       In June 1997, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 130, " Reporting Comprehensive Income," which establishes standards for reporting and displaying comprehensive income and its components in the financial statements. Beginning in 1998, AMFLIC must adopt this statement for all periods presented. Application of this statement will not change recognition or measurement of net income and, therefore, will not impact AMFLIC's results of operations or financial position.

                     THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                      NOTES TO FINANCIAL STATEMENTS (CONTINUED)

2.    Investments

2.1   INVESTMENT INCOME

      Investment income was as follows:


                                                                                             Eleven Months   One Month
                                                              YEAR ENDED      Year Ended        Ended          Ended
                                                               DECEMBER 31    December 31    December 31     January 31
                                                              ------------------------------------------------------------
In thousands                                                      1997           1996           1995           1995
--------------------------------------------------------------------------------------------------------------------------
Fixed maturity securities                                     $  2,291       $  2,141       $  2,097         $  168
Policy loans                                                       264            175             68              8
Other investments                                                   12            369              -              -
                                                              ------------------------------------------------------------
Gross investment income                                          2,567          2,685          2,165            176
Investment expense                                                  37             44             36             16
                                                              ------------------------------------------------------------
Net investment income                                         $  2,530       $  2,641       $  2,129         $  160
                                                              ------------------------------------------------------------
                                                              ------------------------------------------------------------

2.2  REALIZED INVESTMENT GAINS (LOSSES)

     Realized investment gains (losses) for fixed maturity securities, net of DPAC and CIP amortization, were as follows:

                                                                                             Eleven Months   One Month
                                                               YEAR ENDED      Year Ended        Ended          Ended
                                                               DECEMBER 31    December 31    December 31     January 31
                                                              ------------------------------------------------------------
In thousands                                                      1997           1996           1995           1995
--------------------------------------------------------------------------------------------------------------------------
Fixed maturity securities
  Gross gains                                                   $  564         $  183         $  153           $  -
  Gross losses                                                     (10)           (10)          (171)             -
                                                              ------------------------------------------------------------
    Total                                                          554            173            (18)             -
                                                              ------------------------------------------------------------
Other                                                             (271)           (83)            12              -
                                                              ------------------------------------------------------------
Realized investment gains (losses)                              $  283          $  90          $  (6)          $  -
                                                              ------------------------------------------------------------
                                                              ------------------------------------------------------------

          Voluntary sales of investments resulted in the following realized gains (losses):

                                                                                                               Realized
     In thousands                                                    Category            Proceeds          Gains       Losses
     -------------------------------------------------------------------------------------------------------------------------
     YEAR ENDED                                               AVAILABLE-FOR-SALE       $  9,992         $  550          $   8
     DECEMBER 31, 1997
     -------------------------------------------------------------------------------------------------------------------------
     Year Ended                                               Available-for-sale       $ 12,081         $  171          $  10
     December 31, 1996
     -------------------------------------------------------------------------------------------------------------------------
     Eleven Months Ended                                      Available-for-sale       $  1,517         $    -          $  72
     December 31, 1995

                  THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

2.3  FIXED MATURITY  SECURITIES

     VALUATION. Amortized cost and fair value of fixed maturity securities were as follows:

                                                                                          DECEMBER 31, 1997
                                                                  ----------------------------------------------------------------
                                                                         COST OR          GROSS          GROSS
                                                                        AMORTIZED      UNREALIZED      UNREALIZED        FAIR
     In thousands                                                          COST           GAINS          LOSSES          VALUE
     -----------------------------------------------------------------------------------------------------------------------------
     Corporate bonds
       Investment grade                                                $   9,172       $    678           $  2       $  9,848
       Below investment grade                                                300             12              -            312
     Public utilities                                                      2,622            273              -          2,895
     Mortgage-backed                                                       1,897            131              -          2,028
     U.S. government                                                       7,111            155              -          7,266
     States/political subdivisions                                           203             13              -            216
                                                                  ----------------------------------------------------------------
       Total fixed maturity securities                                 $  21,305       $  1,262           $  2      $  22,565
                                                                  ----------------------------------------------------------------
                                                                  ----------------------------------------------------------------


                                                                                              December 31, 1996
                                                                  ----------------------------------------------------------------
                                                                           Cost or          Cost           Gross
                                                                         Amortized      Unrealized     Unrealized        Fair
     In thousands                                                           Cost           Gains          Losses        Value
     ------------------------------------------------------------------------------------------------------------------------------
     Corporate bonds
       Investment  grade                                               $  16,860         $  786           $  -      $  17,646
       Below investment grade                                                955             25              -            980
     Public utilities                                                      3,326            244              -          3,570
     Mortgage-backed                                                       1,877            121              -          1,998
     U.S. government                                                       8,137            149             98          8,188
     States/political subdivisions                                           204             13              -            217
                                                                  ----------------------------------------------------------------
Total fixed maturity securities                                        $  31,359       $  1,338          $  98      $  32,599
                                                                  ----------------------------------------------------------------
                                                                  ----------------------------------------------------------------

                     THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                      NOTES TO FINANCIAL STATEMENTS (CONTINUED)

2.3  FIXED MATURITY SECURITIES (CONTINUED)


     MATURITIES. The contractual maturities of fixed maturity securities at December 31, 1997 were as follows:


                                                COST OR               FAIR
     In thousands                           AMORTIZED COST           VALUE
     ---------------------------------------------------------------------------
     Fixed maturity securities, excluding
        mortgage-backed securities, due

        In years two through five             $   4,805           $   5,050

        In years six through ten                 13,442              14,180

        After ten years                           1,161               1,307

     Mortgage-backed securities                   1,897               2,028
                                            ------------------------------------
        Total fixed maturity securities       $  21,305           $  22,565
                                            ------------------------------------
                                            ------------------------------------

     Actual maturities may differ from contractual maturities since borrowers may have the right to call or prepay obligations. Corporate requirements and investment strategies may result in the sale of investments before maturity.

                    THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                     NOTES TO FINANCIAL STATEMENTS  (CONTINUED)

2.4   NET UNREALIZED GAINS ON SECURITIES

      Net unrealized gains on fixed maturity securities included in shareholder's equity at December 31 were as follows:


          In thousands                             1997                1996
          ----------------------------------------------------------------------
          Gross unrealized gains               $  1,262            $  1,338
          Gross unrealized losses                    (2)                (98)
          DPAC  fair value adjustment               (39)                (33)
          CIP fair value adjustment                (609)               (606)
          Deferred federal income taxes            (214)               (210)
                                               ---------------------------------
          Net unrealized gains on securities   $    398            $    391
                                               ---------------------------------
                                               ---------------------------------

2.5  INVESTMENTS ON DEPOSIT

     At December 31, 1997 and 1996, fixed maturity securities carried at $7,018,000 and $6,878,000, respectively, were on deposit with regulatory authorities to comply with state insurance laws.

2.6  INVESTMENT RESTRICTIONS

     AMFLIC is restricted by the insurance laws of its domiciliary state as to the amount which it can invest in any entity. At December 31, 1997 and 1996, AMFLIC's largest investment in any one entity other than U.S. government obligations was $1,000,000.

                     THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                      NOTES TO FINANCIAL STATEMENTS  (CONTINUED)

3.   Fair Value of Financial Instruments

     Carrying amounts and fair values for certain of AMFLIC's financial instruments at December 31 are presented below. Care should be exercised in drawing conclusions based on fair value, since (1) the fair values presented do not include the value associated with all of AMFLIC's assets and liabilities, and (2) the reporting of investments at fair value without a corresponding revaluation of related policyholder liabilities can be misinterpreted.


                                                                                 1997                           1996
                                                                      --------------------------------------------------------
                                                                        CARRYING         FAIR         Carrying         Fair
     In thousands                                                        AMOUNT          VALUE         Amount          Value
     -------------------------------------------------------------------------------------------------------------------------
     Assets
         Fixed maturity securities                                     $  22,565      $  22,565      $  32,599      $  32,599

     Liabilities
         Insurance investment contracts                                $   2,318      $   2,193              -              -

     The methods and assumptions used to estimate fair value were as follows:

     FIXED MATURITY SECURITIES. Fair values of fixed maturity securities were based on quoted market prices, where available. For investments not actively traded, fair values were estimated using values obtained from independent pricing services or, in the case of some private placements, by discounting expected future cash flows using a current market rate applicable to yield, credit quality, and the average life of the investments.

     POLICY LOANS. Policy loans have no stated maturity dates and are an integral part of the related insurance contract. Accordingly, it is not practicable to estimate a fair value. The weighted average interest rate charged on policy loan balances during 1997 and 1996 was 7.17%.

     INSURANCE INVESTMENT CONTRACTS. Fair value of insurance investment contracts, which do not subject American Franklin to significant risks arising from policyholder mortality or morbidity, was estimated using cash flows discounted at market interest rates. Care should be exercised in drawing conclusions from the estimated fair value, since the estimates are based on assumptions regarding future economic activity.

                     THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                      NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4.   Deferred Policy Acquisition Costs (DPAC)

     An analysis of the changes in the DPAC asset is as follows:

                                                                                                     Eleven Months     One Month
                                                                        YEAR ENDED    Year Ended         Ended           Ended
                                                                        DECEMBER 31   December 31      December 31     January 31
                                                                       ------------------------------------------------------------
In thousands                                                                1997           1996           1995           1995
------------------------------------------------------------------------------------------------------------------------------------
Beginning of period balance                                            $  13,781       $  4,101           $  -      $  16,540

Capitalization                                                            18,223          9,861          4,328            445

Amortization                                                              (1,307)          (343)             -           (147)

Effect of changes in unrealized
  gains on securities                                                         (6)           195           (228)             -

Effect of realized investment
  (gains) losses                                                            (176)           (33)             1              -

Adjustment for the
  acquisition (a)                                                              -              -              -        (16,838)
                                                                       ------------------------------------------------------------
End of period balance                                                  $  30,515      $  13,781       $  4,101           $  -
                                                                       ------------------------------------------------------------
                                                                       ------------------------------------------------------------

     (a) Represents the necessary elimination of the historical DPAC asset required by purchase accounting.

                     THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                      NOTES TO FINANCIAL STATEMENTS (CONTINUED)

 5.  Cost of Insurance Purchased (CIP)

     An analysis of the changes in the CIP asset is as follows:


                                                                                                    Eleven Months      One Month
                                                                      YEAR ENDED     Year Ended        Ended             Ended
                                                                      DECEMBER 31     December 31    December 31       January 31
                                                                      -----------------------------------------------------------
In thousands                                                               1997           1996           1995             1995
---------------------------------------------------------------------------------------------------------------------------------
Beginning of period balance                                            $  12,212      $  13,621      $  14,279           $  -

Interest accretion                                                         1,054          1,400          1,073              -

Additions                                                                      -              -          1,844              -

Amortization                                                              (2,619)        (3,052)        (2,687)             -

Effect of changes in unrealized
    gains on securities                                                       (3)           293           (899)             -

Effect of realized investment (gains) losses                                 (95)           (50)            11              -

Adjustment for the acquisition (a)                                             -              -              -         14,279
                                                                      -----------------------------------------------------------
End of period balance                                                  $  10,549      $  12,212      $  13,621      $  14,279
                                                                      -----------------------------------------------------------
                                                                      -----------------------------------------------------------

     a) Represents the amount necessary to recognize the new CIP asset attributable to the January 31, 1995 acquisition.

     CIP amortization, net of accretion, expected to be recorded in each of the next five years is:


                                                 AMOUNT
                              YEAR               (000's)
                      -----------------------------------------
                              1998               $1,367

                              1999                1,201

                              2000                1,054

                              2001                  927

                              2002                  820

                     THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                      NOTES TO FINANCIAL STATEMENTS  (Continued)

 6.  Separate Account

     AMFLIC administers three Separate Accounts in connection with the issuance of its Variable Universal Life and Variable Annuity products.

 7.  Income Taxes

     AMFLIC is subject to the life insurance company provisions of the federal tax law and is part of a life/life consolidated return which also includes FLIC.

     The method of allocation of tax expense is subject to a written agreement. Allocation is based upon separate return calculations with current credit for net losses and tax credits. Consolidated alternative minimum tax, excise tax or surtax, if any, is allocated separately. The tax liability of AMFLIC under this agreement shall not exceed the amount AMFLIC would have paid if it had filed on a separate return basis. Intercompany tax balances are to be settled no later than thirty (30) days after the date of filing the consolidated return.

7.1  DEFERRED TAXES

     Components of deferred tax liabilities and assets at December 31, were as follows:


          In thousands                                       1997       1996
          --------------------------------------------------------------------
          Deferred tax liabilities, applicable to:
               Basis differential of investments         $    341   $    292
               DPAC and CIP                                 9,213      5,483
               Other                                        1,220        949
                                                         ---------------------
                 Total deferred tax liabilities            10,774      6,724

          Deferred tax assets, applicable to:
               Policy reserves                            (12,438)    (8,329)
               Other                                         (547)      (853)
                                                         ---------------------
                 Total deferred tax assets                (12,985)    (9,182)
                                                         ---------------------

          Net deferred tax assets                        $ (2,211)  $ (2,458)
                                                         ---------------------

     AMFLIC expects adequate future taxable income to realize the net deferred tax assets. Accordingly, no valuation allowance is considered necessary.

                     THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                      NOTES TO FINANCIAL STATEMENTS (CONTINUED)

7.2  TAX EXPENSE

     A reconciliation between the federal income tax rate and the effective income tax rate follows:


                                                                                       Eleven Months    One Month
                                                           YEAR ENDED     Year Ended        Ended         Ended
                                                           DECEMBER 31    December 31    December 31    January 31
                                                          -----------------------------------------------------------
                                                               1997           1996           1995             1995
                                                          -----------------------------------------------------------

Federal income tax rate                                      35.0  %        35.0  %        35.0  %        35.0   %
State taxes, net                                                -           (0.3)          (0.4)           0.4
Invested asset items                                         (5.4)           0.1            0.2              -
Other                                                        (3.9)          (0.7)             -            1.6
                                                          -----------------------------------------------------------
Effective tax rate                                           25.7  %        34.1  %        34.8  %        37.0   %
                                                          -----------------------------------------------------------
                                                          -----------------------------------------------------------

7.3  TAXES PAID

     Federal income taxes paid during the years ended December 31, 1997 and 1996, and the eleven months ended December 31, 1995 were $519,000, $228,000, and $1,031,000, respectively. State income taxes paid during the year ended December 31, 1997, and the eleven months ended December 31, 1995 were $1,000 for each period. No state income taxes were paid during the year ended December 31, 1996. There were no federal or state income taxes paid during January 1995.

                    THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                     NOTES TO FINANCIAL STATEMENTS (CONTINUED)

8.   Statutory Accounting

     State insurance laws and regulations prescribe accounting practices for calculating statutory net income and equity. In addition, state regulators may permit statutory accounting practices that differ from prescribed practices. No significant permitted practices are used to prepare AMFLIC's statutory financial statements.

     At December 31, 1997 and 1996, AMFLIC had statutory stockholder's equity of $17,727,000, and $18,055,000, respectively. AMFLIC's statutory net loss was $648,000, $1,949,000, and $4,704,000 for the years ended December 31,
     1997, 1996 and 1995, respectively.

     Generally, AMFLIC is restricted by the insurance laws of its domiciliary state as to amounts that can be transferred in the form of dividends, loans or advances without the approval of the Illinois Insurance Department. Under these restrictions, during 1998 no dividends may be paid out and, loans and advances in excess of $4,432,000 may not be transferred without the approval of the Illinois Insurance Department.

                     THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                      NOTES TO FINANCIAL STATEMENTS (CONTINUED)

 9.  Statement of Cash Flows

     In addition to the cash activities shown in the statement of cash flows, the following transactions, occurred:



                                                                                       Eleven Months    One Month
                                                           YEAR ENDED     Year Ended        Ended         Ended
                                                           DECEMBER 31    December 31    December 31    January 31
                                                          -----------------------------------------------------------
In thousands                                                 1997           1996           1995             1995
---------------------------------------------------------------------------------------------------------------------

Interest added to universal
  life contracts and other
  deposit funds                                             $  1,279       $  1,267       $  1,126         $  111
                                                          -----------------------------------------------------------
                                                          -----------------------------------------------------------

10.  Related Party Transactions

     AMFLIC has no full-time employees or office facilities. General and administrative expenses are allocated to AMFLIC from FLIC, based upon hours worked by administrative personnel. Allocated expenses for the years ended December 31, 1997 and 1996, the eleven months ended December 31, 1995, and the one month ended January 31, 1995 amounted to approximately $5,104,000, $3,868,000, $3,277,000, and $204,000, respectively.

     AMFLIC participates in a program of short-term borrowing with AGC to maintain its long-term investment commitments. AMFLIC borrowed $15,320,000 and $4,742,000 and repaid $15,320,000 and $4,832,000 (relating to 1996 and
     1995 borrowings) in 1997 and 1996, respectively. Interest was paid on the outstanding balance based on the rate as stipulated in the program.

11.  Reinsurance

     AMFLIC is routinely involved in reinsurance transactions. Ceded reinsurance becomes a liability of the reinsurer that assumes the risk. If the reinsurer could not meet its obligations, AMFLIC would reassume the liability. The likelihood of a material reinsurance liability being reassumed by AMFLIC is considered to be remote. AMFLIC diversifies the risk of exposure to reinsurance loss by using a number of life reinsurers, including FLIC, that have strong claims-paying ability ratings. The maximum retention on one life for individual life insurance is $100,000.

     Effective January 1, 1997, AMFLIC entered into a modified coinsurance agreement with FLIC covering the variable universal life product.

     Amounts paid or deemed to have been paid in connection with ceded reinsurance contracts are recorded as reinsurance receivables. The cost of reinsurance related to long-duration contracts is recognized over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

                     THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                      NOTES TO FINANCIAL STATEMENTS  (CONTINUED)

11.  Reinsurance (continued)

     Under the provisions of an assumed reinsurance agreement, AMFLIC recognized the following:


                                                                                       Eleven Months    One Month
                                                           YEAR ENDED     Year Ended        Ended         Ended
                                                           DECEMBER 31    December 31    December 31    January 31
                                                          -----------------------------------------------------------
In thousands                                                 1997           1996           1995             1995
---------------------------------------------------------------------------------------------------------------------
Premiums and other
  considerations                                            $  1,169       $  1,433         $  361          $  43
Other income                                                     810          1,196            972              8
Benefits                                                       1,329          1,810          1,166            145
Commission expense                                               (59)            (9)            54              6
Premium taxes                                                      -             (6)             6              6

     Under the provisions of a modified coinsurance agreement covering the Variable Universal Life product, AMFLIC ceded the following:


                                                                                       Eleven Months    One Month
                                                           YEAR ENDED     Year Ended        Ended         Ended
                                                           DECEMBER 31    December 31    December 31    January 31
                                                          -----------------------------------------------------------
In thousands                                                 1997           1996           1995             1995
---------------------------------------------------------------------------------------------------------------------
Premiums and other
  considerations                                           $  5,226       $  4,014       $  2,648         $  125
Expense allowances                                            4,965          4,394          2,463            186
Other                                                            60           (561)           579             (6)

     AMFLIC also carries reinsurance for policy risks that exceed its retention limit of $100,000. AMFLIC ceded the following amounts:


                                                                                       Eleven Months    One Month
                                                           YEAR ENDED     Year Ended        Ended         Ended
                                                           DECEMBER 31    December 31    December 31    January 31
                                                          -----------------------------------------------------------
In thousands                                                 1997           1996           1995             1995
---------------------------------------------------------------------------------------------------------------------
Premiums and other
  considerations                                           $  7,994       $  5,909       $  4,129         $  258
Change in policy reserves                                     7,804          5,924          4,155          3,347

                     THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                      NOTES TO FINANCIAL STATEMENTS (CONTINUED)

12.  State Guaranty Associations

     State guaranty fund expense included in operating costs and expenses was $25,000, $31,000, $37,000, and $18,000 for the years ended December 31,
     1997 and 1996, the eleven months ended December 31, 1995, and the one month ended January 31, 1995, respectively. These amounts are assessed by state life and health insurance guaranty funds to recoup past industry insolvencies. These assessments are expected to be partially recovered through credits against the payment of future premium taxes.

     There was no liability accrued at December 31, 1997, or in 1996 as these amounts were determined to be immaterial.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                  FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY




                                 EQUIBUILDER II-TM-









                                     Issued by




                    THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                            AN AMERICAN GENERAL COMPANY
                                #1 FRANKLIN SQUARE,
                         SPRINGFIELD, ILLINOIS  62713-0001
















 EquiBuilder II is a trademark of The American Franklin Life Insurance Company
--------------------------------------------------------------------------------

                                      Part II

                            UNDERTAKING TO FILE REPORTS


Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

                       UNDERTAKING PURSUANT TO RULE 484(b)(1)
                          UNDER THE SECURITIES ACT OF 1933

American Franklin's By-Laws provide, in Article X, as follows:

     "Section 1. The Company shall indemnify and hold harmless each person who shall serve at any time hereafter as a director, officer or employee of the Company, or who shall serve any other company or organization in any capacity at the request of the Company, from and against any and all claims and liabilities to which such person shall become subject by reason of having heretofore or hereafter been a director, officer or employee of the Company, or by reason of any action alleged to have been heretofore or hereafter taken or omitted by such person as a director, officer or employee, and shall reimburse each such person for all legal and other expenses reasonably incurred in connection with any such claim or liability; provided, however, that no such person shall be indemnified against, or be reimbursed for, any expense incurred in connection with any claim or liability arising out of such person's own wilful misconduct."

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                      REPRESENTATION PURSUANT TO SECTION 26(e)

American Franklin hereby represents that the fees and charges deducted under the flexible premium variable life insurance policies described in this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by American Franklin.

                         CONTENTS OF REGISTRATION STATEMENT

This Registration Statement comprises the following papers and documents:

     The facing sheet.

     Reconciliation and tie.


     The Prospectus, consisting of 94 pages..


     Undertaking to file reports.

     Undertaking pursuant to Rule 484 under the Securities Act of 1933.

     The signatures.

     Written Consents of the following persons:


          Sutherland, Asbill & Brennan LLP
          Robert M. Beuerlein, Executive Vice President and Actuary Ernst & Young LLP


     The following exhibits required by Article IX(A) of Form N-8B-2:

 *   1-A(1)         Certified resolutions regarding organization of Separate
                    Account VUL-2.

     1-A(2)         Inapplicable.

 **  1-A(3)(a)      Sales Agreement between Franklin Financial Services
                    Corporation ("Franklin Financial") and Separate Account
                    VUL-2 of The American Franklin Life Insurance Company, dated as of January 31, 1995.

 *   1-A(3)(b)(i)   Specimen Regional Manager Registered Representative
                    Agreement between Franklin Financial and registered representatives of Franklin Financial distributing
                    EquiBuilder II policies.

 *   1-A(3)(b)(ii)  Specimen Registered Representative Agreement between
                    Franklin Financial and registered representatives of Franklin Financial distributing EquiBuilder II policies.


     1-A(3)(c)      Schedule of Sales Commissions.


 *   1-A(4)         Agreement between The American Franklin Life Insurance
                    Company ("American Franklin") and Franklin Financial, dated
                    July 15, l991, regarding supervision of agents.

 *   1-A(5)(a)      EquiBuilder II Flexible Premium Life Insurance Policy.

 *   1-A(5)(b)      Accidental Death Benefit Rider.

 *   1-A(5)(c)      Term Insurance Rider.

 *   1-A(5)(d)      Children's Term Insurance Rider.

 *   1-A(5)(e)      Disability Rider - Waiver of Monthly Deductions.

 *   1-A(5)(f)      Endorsement to EquiBuilder II Flexible Premium Life
                    Insurance policy when issued to a Policy Owner in the State of Texas.

 *** 1-A(6)(a)    Articles of Incorporation of American Franklin.

     1-A(6)(b)      By-Laws of American Franklin are incorporated herein by
                    reference to Exhibit 1-A(6)(b) to Post-Effective Amendment
                    No. 7 on Form S-6 of Separate Account VUL-2 of The American
                    Franklin Life Insurance Company, filed February 28, 1997
                    (Reg. No. 33-41838).

     1-A(7)         Inapplicable.


 *   1-A(8)(a)(1)   Participation Agreement among American Franklin, Variable
                    Insurance Products Fund ("VIP") and Fidelity Distributors
                    Corporation ("FDC"), dated July 18, 1991.

 *   1-A(8)(a)(2)   Amendment No. 1 to Participation Agreement among American
                    Franklin, VIP and FDC, effective as of November 1, 1991.



 *   1-A(8)(a)(3)   Participation Agreement among American Franklin, Variable
                    Insurance Products Fund II ("VIP II")  and FDC, dated July
                    18, 1991.



 *   1-A(8)(a)(4)   Amendment No. 1 to Participation Agreement among American
                    Franklin, VIP II and FDC, effective as of November 1, 1991.


 *   1-A(8)(a)(5)   Sub-License Agreement between FDC and American Franklin
                    dated July 18, 1991.


 **  1-A(8)(a)(6)   Amendment No. 2 to Participation Agreement among American
                    Franklin, VIP and FDC, dated January 18, 1995.



 **  1-A(8)(a)(7)   Amendment No. 2 to Participation Agreement among American
                    Franklin, VIP II and FDC, dated January 18, 1995.



     1-A(8)(a)(8)   Amendment No. 3 to Participation Agreement among American
                    Franklin, VIP and FDC, dated July 1, 1996, is hereby incorporated herein by reference to Exhibit 8(a)(4) to the Registration Statement on Form N-4 (Reg. No. 333-10489) of
                    Separate Account VA-1 of American Franklin, filed August 20,
                    1996.



     1-A(8)(a)(9)   Amendment No. 3 to Participation Agreement among American
                    Franklin, VIP II and FDC, dated July 1, 1996, is hereby incorporated herein by reference to Exhibit 8(b)(4) to the Registration Statement on Form N-4 (Reg. No. 333-10489) of
                    Separate Account VA-1 of American Franklin, filed August 20,
                    1996.



     1-A(8)(a)(10)  Amendment No. 4 to Participation Agreement among American
                    Franklin, VIP and FDC, dated November, 1996, is hereby incorporated herein by reference to Exhibit 8(a)(5) to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (Reg. No. 333-10489) of Separate Account VA-1 of American Franklin, filed November 26, 1996.



     1-A(8)(a)(11)  Amendment No. 4 to Participation Agreement among American
                    Franklin, VIP II and FDC, dated November, 1996, is hereby incorporated herein by reference to Exhibit 8(b)(5) to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (Reg. No. 333-10489) of Separate Account VA-1 of American Franklin, filed November 26, 1996.


     1-A(8)(b)(1)   Participation Agreement among MFS Variable Insurance Trust,
                    American Franklin and Massachusetts Financial Services
                    Company ("MFS"), dated July 30, 1996 is incorporated herein by reference to Exhibit 8(d)(1) to Form N-4 of Separate
                    Account VA-1 of The American Franklin Life Insurance
                    Company, filed August 20, 1996 (Reg. No. 333-10489).

     1-A(8)(b)(2)   Indemnification Agreement between American Franklin and MFS dated July 30, 1996 is incorporated herein by reference to
                    Exhibit 8(d)(2) to Form N-4 of Separate Account VA-1 of The
                    American Franklin Life Insurance Company, filed August 20,
                    1996 (Reg. No. 333-10489).

     1-A(8)(b)(3)   Form of Amendment No. 1 dated November, 1996 to
                    Participation Agreement among MFS Variable Insurance Trust,
                    American Franklin and MFS is incorporated herein by reference to Exhibit 8(d)(3) to Form N-4 of Separate Account
                    VA-1 of The American Franklin Life Insurance Company, filed
                    November 26, 1996 (Reg. No. 333-10489).


     1-A(8)(b)(4)   Amendment No. 2 to Participation Agreement among American
                    Franklin, MFS Variable Insurance Trust and MFS, dated
                    November, 1997.


 *   1-A(8)(c)      Modified Coinsurance Agreement between American Franklin and
                    Integrity, dated March 10, 1989.

 *   1-A(8)(c)(1)   Amendment No. 1 to Modified Coinsurance Agreement between
                    American Franklin and Integrity.

     1-A(8)(c)(2)   Amendment No. 2 to Modified Coinsurance Agreement between
                    American Franklin and Integrity is incorporated herein by reference to similarly designated exhibit to Post-Effective
                    Amendment No. 7 on Form S-6 of Separate Account VUL-2 of The
                    American Franklin Life Insurance Company, filed February 28,
                    1997 (Reg. No. 33-41838).

     1-A(8)(c)(3)   Amendment No. 3 to Modified Coinsurance Agreement between
                    American Franklin and Integrity effective April 1, 1989 is incorporated herein by reference to similarly designated exhibit to Post-Effective Amendment No. 7 on Form S-6 of
                    Separate Account VUL-2 of

                    The American Franklin Life Insurance Company, filed February 28, 1997 (Reg. No. 33-41838).

     1-A(8)(c)(4)   Amendment No. 3 to Modified Coinsurance Agreement between
                    American Franklin, Integrity, and Phoenix Home Life Mutual
                    Insurance Company, assignee of Integrity, effective January
                    1, 1997 is incorporated herein by reference to similarly designated exhibit to Post-Effective Amendment No. 7 on Form
                    S-6 of Separate Account VUL-2 of The American Franklin Life
                    Insurance Company, filed February 28, 1997 (Reg. No.
                    33-41838).

 *   1-A(8)(d)      Reinsurance Agreement between American Franklin and The
                    Franklin Life Insurance Company ("The Franklin"), effective as of January 1, 1988.

 *   1-A(8)(d)(1)   Amendment No. 1 effective as of January 1, 1990 to
                    Reinsurance Agreement between American Franklin and The
                    Franklin.

 *   1-A(8)(d)(2)   Amendment No. 2 effective as of January 1, 1990 to
                    Reinsurance Agreement between American Franklin and The
                    Franklin.


     1-A(8)(e)      Modified Coinsurance Agreement effective as of January 1,
                    1997 between American Franklin and The Franklin is incorporated herein by reference to similarly designated exhibit to Post-Effective Amendment No. 9 on Form S-6 of
                    Separate Account VUL-2 of The American Franklin Life
                    Insurance Company, filed February 27, 1998 (Reg. No.
                    33-41838).



     1-A(8)(e)(1)   Amendment No. 1 effective September 1, 1997 to Modified
                    Coinsurance Agreement between American Franklin and The
                    Franklin is incorporated herein by reference to similarly designated exhibit to Post-Effective Amendment No. 9 on Form
                    S-6 of Separate Account VUL-2 of The American Franklin Life
                    Insurance Company, filed February 27, 1998 (Reg. No.
                    33-41838).


 *   1-A(9)         Administrative Service Agreement between The Franklin and
                    American Franklin, dated May 16, l988.


     1-A(10) Application for EquiBuilder II Policy is incorporated herein by reference to similarly designated exhibit to Post-Effective Amendment No. 9 on Form S-6 of Separate Account VUL-2 of The American Franklin Life Insurance Company, filed February 27, 1998 (Reg. No. 33-41838).


   Other Exhibits:

     2              See Exhibit 1-A(5)(a) above.

 *   3(a)           Opinion and Consent of Stephen P. Horvat, Jr., Esq., Senior
                    Vice President, General Counsel and Secretary of American
                    Franklin.


     3(b) Opinion and Consent of Robert M. Beuerlein, Executive Vice President and Actuary of American Franklin.


     4              Inapplicable.

     5              Inapplicable.


     6(a)           Consent of Ernst & Young LLP.



     6(b)           Consent of Sutherland, Asbill & Brennan LLP.



     7 Power of Attorney is incorporated herein by reference to similarly designated exhibit to Post-Effective Amendment No. 9 on Form S-6 of Separate Account VUL-2 of The American Franklin Life Insurance Company, filed February 27, 1998 (Reg. No. 33-41838).



     8 Description of American Franklin's Issuance, Transfer and Redemption Procedures for Policies pursuant to Rule 6e-3(T)(b)(12)(iii) under the Investment Company Act of 1940.


 *   9              Notice of Cancellation Right Pursuant to Rule
                    6e-3(T)(b)(13)(viii) under the Investment Company Act of
                    1940.

-----------------------

    * Incorporated herein by reference to similarly designated exhibit to Form S-6 of Separate Account VUL-2 of The American Franklin Life Insurance Company, filed July 24, 1991 (Reg. No. 33-41838).

   ** Incorporated herein by reference to similarly designated exhibit to Post-Effective Amendment No. 5 on Form S-6 of Separate Account VUL-2 of The American Franklin Life Insurance Company, filed March 2, 1995 (Reg. No. 33-41838).


  *** Incorporated herein by reference to similarly designated exhibit to Post-Effective Amendment No. 6 on Form S-6 of Separate Account VUL-2 of The American Franklin Life Insurance Company, filed April 30, 1996 (Reg. No. 33-41838).

                                      SIGNATURES




     Pursuant to the requirements of the Securities Act of 1933, the Registrant, Separate Account VUL-2 of The American Franklin Life Insurance Company certifies that it meets the requirements of 1933 Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Post-Effective Amendment No. 10 to the Registration Statement on Form S-6 to be signed on its behalf by the undersigned, thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the City of Springfield, and State of Illinois on the 28th of April, 1998.




                                        SEPARATE ACCOUNT VUL-2 OF
                                        THE AMERICAN FRANKLIN LIFE
                                        INSURANCE COMPANY


                                        By:  THE AMERICAN FRANKLIN
                                             LIFE INSURANCE COMPANY,
                                             Depositor


[SEAL]                                  By:  /s/ William A. Simpson
                                           -----------------------------
                                                  William A. Simpson
                                                  President


Attest:

/s/ Elizabeth E. Arthur
-----------------------
Elizabeth E. Arthur
Assistant Secretary

                                     SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933, The American Franklin Life Insurance Company certifies that it meets the requirements of 1933 Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Post-Effective Amendment to the Registration Statement on Form S-6 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Springfield, and State of Illinois on the 28th day of April, 1998.


                                        THE AMERICAN FRANKLIN
                                        LIFE INSURANCE COMPANY

                                        By  /s/ William A. Simpson
                                           -----------------------------
                                                  William A. Simpson
                                                  President


     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement on Form S-6 has been signed by the following persons in the capacities and on the dates indicated:



Signature                          Title                                   Date
---------                          -----                                   ----
/s/ Earl W. Baucom*                Director, Senior Vice President,        April 28 , 1998
-------------------------------    Chief Financial Officer and Treasurer
Earl W. Baucom                     (principal financial officer and
                                   principal accounting officer)

/s/ Robert M. Beuerlein*           Director                                April 28, 1998
-------------------------------
Robert M. Beuerlein

/s/ Brady W. Creel*                Director                                April 28, 1998
-------------------------------
Brady W. Creel

                                   Director                                ______, 1998
-------------------------------
James S. D'Agostino, Jr.

                                   Director                                ______, 1998
-------------------------------
Rodney O. Martin, Jr.

                                   Director                                ______, 1998
-------------------------------
Jon P. Newton

/s/ Gary D. Reddick*               Director                                April 28, 1998
-------------------------------
Gary D. Reddick

/s/ William A. Simpson             Director and President (principal       April 28, 1998
-------------------------------    executive officer)
William A. Simpson

/s/ Elizabeth E. Arthur
-------------------------------
*By Elizabeth E. Arthur,
Attorney-in-Fact

                                   EXHIBIT INDEX

                                                                        Page No.
                                                                        --------

    * 1-A(1) Certified resolutions regarding organization of Separate Account VUL-2.

      1-A(2)         Inapplicable.

   ** 1-A(3)(a)      Sales Agreement between Franklin Financial Services
                     Corporation ("Franklin Financial") and Separate Account
                     VUL-2 of The American Franklin Life Insurance Company, dated as of January 31, 1995.

    * 1-A(3)(b)(i)   Specimen Regional Manager Registered Representative
                     Agreement between Franklin Financial and registered representatives of Franklin Financial distributing
                     EquiBuilder II policies.

    * 1-A(3)(b)(ii)  Specimen Registered Representative Agreement between
                     Franklin Financial and registered representatives of Franklin Financial distributing EquiBuilder II policies.


      1-A(3)(c)      Schedule of Sales Commissions.


    * 1-A(4) Agreement between The American Franklin Life Insurance Company ("American Franklin") and Franklin Financial, dated July 15, l991, regarding supervision of agents.

    * 1-A(5)(a)      EquiBuilder II Flexible Premium Life Insurance Policy.

    * 1-A(5)(b)      Accidental Death Benefit Rider.

    * 1-A(5)(c)      Term Insurance Rider.

    * 1-A(5)(d)      Children's Term Insurance Rider.

    * 1-A(5)(e)      Disability Rider - Waiver of Monthly Deductions.

    * 1-A(5)(f)      Endorsement to EquiBuilder II Flexible Premium Life
                     Insurance policy when issued to a Policy Owner in the State of Texas.

  *** 1-A(6)(a)      Articles of Incorporation of American Franklin.

      1-A(6)(b)      By-Laws of American Franklin are incorporated herein by
                     reference to Exhibit 1-A(6)(b) to Post-Effective Amendment
                     No. 7 on Form S-6 of Separate Account VUL-2 of The
                     American Franklin Life Insurance Company, filed February
                     28, 1997 (Reg. No. 33-41838).

      1-A(7)         Inapplicable.


    * 1-A(8)(a)(1)   Participation Agreement among American Franklin, Variable
                     Insurance Products Fund ("VIP") and Fidelity Distributors
                     Corporation ("FDC"), dated July 18, 1991.



    * 1-A(8)(a)(2)   Amendment No. 1 to Participation Agreement among American
                     Franklin, VIP and FDC, effective as of November 1, 1991.




    * 1-A(8)(a)(3)   Participation Agreement among American Franklin, Variable
                     Insurance Products Fund II ("VIP II") and FDC, dated July
                     18, 1991.



    * 1-A(8)(a)(4)   Amendment No. 1 to Participation Agreement among American
                     Franklin, VIP II and FDC, effective as of November 1,
                     1991.


    * 1-A(8)(a)(5)   Sub-License Agreement between FDC and American Franklin
                     dated July 18, 1991.


   ** 1-A(8)(a)(6)   Amendment No. 2 to Participation Agreement among American
                     Franklin, VIP and FDC, dated January 18, 1995.



   ** 1-A(8)(a)(7)   Amendment No. 2 to Participation Agreement among American
                     Franklin, VIP II and FDC, dated January 18, 1995.

                                                  EXHIBIT INDEX
Page No.
--------


      1-A(8)(a)(8)   Amendment No. 3 to Participation Agreement among American
                     Franklin, VIP and FDC, dated July 1, 1996, is hereby incorporated herein by reference to Exhibit 8(a)(4) to the Registration Statement on Form N-4 (Reg. No. 333-10489) of
                     Separate Account VA-1 of American Franklin, filed August
                     20, 1996.



      1-A(8)(a)(9)   Amendment No. 3 to Participation Agreement among American
                     Franklin, VIP II and FDC, dated July 1, 1996, is hereby incorporated herein by reference to Exhibit 8(b)(4) to the Registration Statement on Form N-4 (Reg. No. 333-10489) of
                     Separate Account VA-1 of American Franklin, filed August
                     20, 1996.



      1-A(8)(a)(10)  Amendment No. 4 to Participation Agreement among American
                     Franklin, VIP and FDC, dated November, 1996, is hereby incorporated herein by reference to Exhibit 8(a)(5) to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (Reg. No. 333-10489) of Separate Account VA-1 of American Franklin, filed November 26, 1996.



      1-A(8)(a)(11)  Amendment No. 4 to Participation Agreement among American
                     Franklin, VIP II and FDC, dated November, 1996, is hereby incorporated herein by reference to Exhibit 8(b)(5) to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (Reg. No. 333-10489) of Separate Account VA-1 of American Franklin, filed November 26, 1996.


      1-A(8)(b)(1)   Participation Agreement among MFS Variable Insurance
                     Trust, American Franklin and Massachusetts Financial
                     Services Company ("MFS"), dated July 30, 1996 is incorporated herein by reference to Exhibit 8(d)(1) to Form N-4 of Separate Account VA-1 of The American Franklin
                     Life Insurance Company, filed August 20, 1996 (Reg. No.
                     333-10489).

      1-A(8)(b)(2)   Indemnification Agreement between American Franklin and
                     MFS dated July 30, 1996 is incorporated herein by reference to Exhibit 8(d)(2) to Form N-4 of Separate
                     Account VA-1 of The American Franklin Life Insurance
                     Company, filed August 20, 1996 (Reg. No. 333-10489).

      1-A(8)(b)(3)   Form of Amendment No. 1 dated November, 1996 to
                     Participation Agreement among MFS Variable Insurance
                     Trust, American Franklin and MFS is incorporated herein by reference to Exhibit 8(d)(3) to Form N-4 of Separate
                     Account VA-1 of The American Franklin Life Insurance
                     Company, filed November 26, 1996 (Reg. No. 333-10489).

      1-A(8)(b)(4)   Amendment No. 2 to Participation Agreement among American
                     Franklin, MFS Variable Insurance Trust and MFS, dated
                     November, 1997.

    * 1-A(8)(c)      Modified Coinsurance Agreement between American Franklin
                     and Integrity, dated March 10, 1989.

    * 1-A(8)(c)(1)   Amendment No. 1 to Modified Coinsurance Agreement between
                     American Franklin and Integrity.

      1-A(8)(c)(2)   Amendment No. 2 to Modified Coinsurance Agreement between
                     American Franklin and Integrity is incorporated herein by reference to similarly designated exhibit to Post-Effective Amendment No. 7 on Form S-6 of Separate
                     Account VUL-2 of The American Franklin Life Insurance
                     Company, filed February 28, 1997 (Reg. No. 33-41838).

      1-A(8)(c)(3)   Amendment No. 3 to Modified Coinsurance Agreement between
                     American Franklin and Integrity effective April 1, 1989 is incorporated herein by reference to similarly designated exhibit to Post-Effective Amendment No. 7 on Form S-6 of
                     Separate Account VUL-2 of The American Franklin Life
                     Insurance Company, filed February 28, 1997 (Reg. No.
                     33-41838).


      1-A(8)(c)(4)   Amendment No. 3 to Modified Coinsurance Agreement between
                     American Frankin, Integrity, and Phoenix Home Life Mutual
                     Insurance Company effective January 1, 1997 is incorporated herein by reference to similarly designated exhibit to Post-Effective Amendment No. 7 on Form S-6 of
                     Separate Account VUL-2 of The American Franklin Life
                     Insurance Company, filed February 28, 1997 (Reg. No.
                     33-41838).

    * 1-A(8)(d)      Reinsurance Agreement between American Franklin and The
                     Franklin Life Insurance Company ("The Franklin"), effective as of January 1, 1988.

    * 1-A(8)(d)(1)   Amendment No. 1 effective as of January 1, 1990 to
                     Reinsurance Agreement between American Franklin and The
                     Franklin.


    * 1-A(8)(d)(2)   Amendment No. 2 effective as of January 1, 1990 to
                     Reinsurance Agreement between American Franklin and The
                     Franklin.



      1-A(8)(e)      Modified Coinsurance Agreement effective as of January 1,
                     1997 between American Franklin and The Franklin is incorporated herein by reference to similarly designated exhibit to Post-Effective Amendment No. 9 on Form S-6 of
                     Separate Account VUL-2 of The American Franklin Life
                     Insurance Company, filed February 27, 1998 (File No.
                     33-41838).



      1-A(8)(e)(1)   Amendment No. 1 effective September 1, 1997 to Modified
                     Coinsurance Agreement between American Franklin and The
                     Franklin is incorporated herein by reference to similarly designated exhibit to Post-Effective Amendment No. 9 on Form S-6 of Separate Account VUL-2 of The American
                     Franklin Life Insurance Company, filed February 27, 1998
                     (File No. 33-41838).


    * 1-A(9) Administrative Service Agreement between The Franklin and American Franklin, dated May 16, l988.


      1-A(10) Application for EquiBuilder II Policy is incorporated herein by reference to similarly designated exhibit to Post-Effective Amendment No. 9 on Form S-6 of Separate Account VUL-2 of The American Franklin Life Insurance Company, filed February 27, 1998 (File No. 33-41838).



Other Exhibits:

      2              See Exhibit 1-A(5)(a) above.

    * 3(a) Opinion and Consent of Stephen P. Horvat, Jr., Esq., Senior Vice President, General Counsel and Secretary of American Franklin.


      3(b) Opinion and Consent of Robert M. Beuerlein, Executive Vice President and Actuary of American Franklin.


      4              Inapplicable.

      5              Inapplicable.


      6(a)           Consent of Ernst & Young LLP.



      6(b)           Consent of Sutherland, Asbill & Brennan LLP.



      7 Power of Attorney is incorporated herein by reference to similarly designated exhibit to Post-Effective Amendment No. 9 on Form S-6 of Separate Account VUL-2 of The American Franklin Life Insurance Company, filed February 27, 1998 (Reg. No. 33-41838).



      8 Description of American Franklin's Issuance, Transfer and Redemption Procedures for Policies pursuant to Rule 6e-3(T)(b)(12)(iii) under the Investment Company Act of 1940.


    * 9 Notice of Cancellation Right Pursuant to Rule 6e-3(T)(b)(13)(viii) under the Investment Company Act of 1940.

-------------------------
    * Incorporated herein by reference to similarly designated exhibit to Form S-6 of Separate Account VUL-2 of The American Franklin Life Insurance Company, filed July 24, 1991 (Reg. No. 33-41838).


   ** Incorporated herein by reference to similarly designated exhibit to Post-Effective Amendment No. 5 on Form S-6 of Separate Account VUL-2 of The American Franklin Life Insurance Company, filed March 2, 1995 (Registration No. 33-41838).


  *** Incorporated hereby by reference to similarly designated exhibit to Post-Effective Amendment No. 6 on Form S-6 of Separate Account VUL-2 of The American Franklin Life Insurance Company, filed April 30, 1996 (Reg. No. 33-41838).